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TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE-STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

SEMI-ANNUAL REPORT
June 30, 2002





Bond Market Overview
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North
Carolina,  Ohio, Oregon, Pennsylvania and Virginia Funds


Dear Investor:

We are pleased to present the semi-annual report for the First Investors tax exempt bond funds for the six-month period ended June 30, 2002.

The Economy

Following a mild recession in 2001, the U.S. economy recovered during the first half of 2002. Gross domestic product ("GDP") grew at a rate of 5% during the first quarter of 2002, the strongest quarterly growth since the fourth quarter of 1999. The recovery was driven by a sharp slowdown in inventory liquidation, solid consumer spending (due to tax refunds, increased purchasing power, and cash from mortgage refinancings) and higher government spending.

The economy slowed in the second quarter of 2002, with GDP growth of 1.1%. The slower pace was due to moderation in consumer spending as "one-time" factors from earlier in the year (e.g., tax refunds, mortgage refinancings) dissipated and the unemployment rate increased to 5.9%. Also, the economy received less help from inventory liquidation than during the prior quarter.

Despite the slowdown in the economic expansion, the recovery remained on track, as industrial production increased for six consecutive months, new home sales reached all-time highs and consumer spending remained firm. As well, the rate of inflation declined as is typical in the first year of a recovery. The consumer price index, a leading inflation indicator, was up 1.1% on a year-over-year basis, compared to 3.2% for the prior 12 months.

The Federal Reserve ("the Fed") left the benchmark federal funds rate unchanged during the reporting period. Recognizing the improvement in the economy, the Fed in March shifted from a bias of continued rate reductions to a neutral stance. The Fed has indicated that it is likely to leave short-term rates at or near the current historically low level through year-end, due to low inflation and continued uncertainty about the strength of the recovery.

The Bond Market

In general, the bond market posted solid returns for the first half of 2002. Short-term interest rates ended the reporting period at virtually the same level as the start of the period, while long-term rates declined moderately. Among bond market sectors, higher quality bonds (Treasury, mortgage-backed and municipal bonds) provided the best





Bond Market Overview (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North
Carolina,  Ohio, Oregon, Pennsylvania and Virginia Funds


performance. Lower quality bonds (high yield and BBB-rated corporate bonds) underperformed as accounting, corporate governance and debt burden concerns punished weaker issuers.

During the first quarter, interest rates increased due to the strong economy and expectations of Fed tightening. The 10-year Treasury yield rose from 5.05% at the start of the year to 5.43% at the end of the first quarter. The best performing bond sectors were high yield bonds and mortgage-backed bonds. Treasuries, the most interest-rate-sensitive sector, posted the worst performance.

The second quarter was a reversal of the first quarter. Interest rates fell substantially, as the 10-year Treasury yield rallied from 5.43% to 4.80%. The rally was caused by a number of factors: the slowdown in the pace of economic recovery; geopolitical tensions (the threat of terrorism, violence in the Middle East, the India-Pakistan stand-off), which triggered a "flight to safety" into Treasuries; and the stock market decline, which prompted investors to shift assets into bonds. For the quarter, Treasuries posted the best results, while high yield bonds had the weakest performance.

Looking Ahead

Currently, a tug-of-war exists in the bond market between the recovering economy, and the fear and uncertainty generated by geopolitical concerns and stock market woes. At the present time, it appears that fear and uncertainty have the upper hand. This is evidenced by the fact that interest rates have fallen to relatively low levels despite the likelihood of sustained economic recovery. However, going forward, interest rates could move higher -- as occurred in the first quarter -- if the market's focus shifts back to positive economic fundamentals.

Because it is impossible to predict the future direction of the markets, particularly over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.





Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 31, 2002

* There are a variety of risks associated with investing in mutual funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.





Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS--97.9%
              Alabama--4.8%
    $1,000M   Mobile Industrial Dev. Board Facilities Rev. Bonds,
                VR, 1.3% (Guaranteed by Kimberly-Clark Corp.)                               $1,000,000            $481
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.9%
       600M   District of Columbia University Rev. Bonds, 5 1/4%,
                10/1/2002 (MBIA Insured)                                                       603,869             290
----------------------------------------------------------------------------------------------------------------------
              Florida--5.1%
       750M   Florida Housing Finance Agency Rev. Bonds,
                VR, 1.2% (LOC; Freddie Mac)                                                    750,000             361
       300M   Jacksonville Sales Tax Rev. Bonds, 3%, 10/1/2002
                (AMBAC Insured)                                                                301,153             145
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,051,153             506
----------------------------------------------------------------------------------------------------------------------
              Georgia--6.3%
       900M   Fulton County Housing Auth. Multi-Family
              Housing Rev., VR, 1.3% (LOC; Fannie Mae)                                         900,000             433
       400M   Whitfield County Residential Care Facilities Auth.
                Rev. Bonds, VR, 1 1/4% (LOC; First Union
                National Bank)                                                                 400,000             192
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,300,000             625
----------------------------------------------------------------------------------------------------------------------
              Hawaii--2.9%
       600M   Hawaii State Rev. Bonds, 5%, 10/1/2002
                (FGIC Insured)                                                                 605,047             291
----------------------------------------------------------------------------------------------------------------------
              Illinois--13.6%
       385M   Decatur Illinois Park District GO Bonds,
                Series "B", 2%, 12/15/2002 (FGIC Insured)                                      385,773             186
       500M   Hoffman Estates Tax Increment Rev. Bonds,
                5%, 11/15/2002 (AMBAC Insured)                                                 505,993             243
     1,000M   Illinois Educational Facilities Auth. Rev. Bonds,
                VR, 1 1/4% (LOC; Northern Trust Company)                                     1,000,000             481
       300M   Joliet Regional Port District Rev. Bonds, VR, 1.9%
                (Exxon Mobil Corporation)                                                      300,000             144
       500M   Macon County University Rev. Bonds, VR, 1 1/4%
                (LOC; Northern Trust Company)                                                  500,000             241
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois (continued)
      $125M   Metropolitan Pier & Exposition Auth. Dedicated
                State Tax Rev. Bonds, 6 1/2%, 6/15/2027
                 (Prerefunded 6/15/2003)                                                      $133,126             $64
----------------------------------------------------------------------------------------------------------------------
                                                                                             2,824,892           1,359
----------------------------------------------------------------------------------------------------------------------
              Kentucky--2.4%
       500M   Newport League of Cities Rev. Bonds, VR, 1.28%
                (LOC; US Bank, NA)                                                             500,000             240
----------------------------------------------------------------------------------------------------------------------
              Nebraska--2.5%
       500M   Nebraska Public Power Dist. Rev. Bonds, 5.8%,
                1/1/2006 (Prerefunded 1/1/2003) (AMBAC Insured)                                519,948             250
----------------------------------------------------------------------------------------------------------------------
              Nevada--2.8%
       580M   Washoe County Limited GO Bonds, Series "B",
                3%, 11/1/2002, (FSA Insured)                                                   581,914             280
----------------------------------------------------------------------------------------------------------------------
              New Jersey--1.2%
       250M   New Jersey State Transit Corp. COP, 3 5/8%, 9/15/2002
                (AMBAC Insured)                                                                251,089             121
----------------------------------------------------------------------------------------------------------------------
              New York--2.2%
       250M   New York State GO Bonds, 5%, 3/1/2003
                (AMBAC Insured)                                                                255,537             123
       200M   New York, New York GO Bonds, Subseries "A",
                VR, 1.95% (LOC; Morgan Guaranty Trust)                                         200,000              96
----------------------------------------------------------------------------------------------------------------------
                                                                                               455,537             219
----------------------------------------------------------------------------------------------------------------------
              North Carolina--3.4%
       700M   North Carolina Educational Facilities
                Finance Agy. Rev. Bonds, VR, 1.29%
                (LOC; Wachovia Bank of NA)                                                     700,000             337
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.2%
       250M   Valley City Rev. Bonds, Series "A",
                4%, 1/1/2003 (Escrowed to Maturity) (MBIA Insured)                             252,163             121
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Ohio--8.3%
      $250M   Ohio State Water Dev. Auth. Pollution Control
                Facilities Rev. Bonds,
                4.2%, 12/1/2002 (MBIA Insured)                                                $252,394            $121
       800M   Lucas County Rev. Bonds, VR, 1.26%
                (LOC; Fifth Third Bank)                                                        800,000             385
       668M   Warren County Health Care Facilities Rev.
                Bonds, VR, 1.4% (LOC; Fifth Third Bank)                                        668,000             322
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,720,394             828
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--4.3%
       900M   Schuylkill County Industrial Dev. Auth. Rev. Bonds,
                VR, 1 1/4% (LOC; Mellon Bank, NA)                                              900,000             433
----------------------------------------------------------------------------------------------------------------------
              South Carolina--2.4%
       500M   South Carolina State Pub. Svc. Auth. Rev. Bonds,
                Series "D", 6 1/2%, 7/1/2024 (Prerefunded 7/1/2002)
                (AMBAC Insured)                                                                510,000             245
----------------------------------------------------------------------------------------------------------------------
              Tennessee--5.4%
       400M   Clarksville Public Building Auth. Rev. Bonds,
                VR, 1 1/4% (LOC; Bank of America)                                              400,000             192
       730M   Metropolitan Govt. Nashville & Davidson County
                Indl. Dev. Rev. Bonds, VR, 1 1/4%,
                (LOC; Bank of America)                                                         730,000             352
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,130,000             544
----------------------------------------------------------------------------------------------------------------------
              Texas--11.8%
       500M   El Paso Texas Independent School District,
                4 3/4%, 8/15/2002 (Escrowed to Maturity)
                (AMBAC Insured)                                                                501,991             242
     1,225M   Harris County Toll Rev. Bonds, Series "A",
                6 1/2%, 8/15/2017 (Prerefunded 8/15/2002)
                (AMBAC Insured)                                                              1,256,721             604
       685M   Tarrant County Housing Rev. Bonds, VR, 1 1/4%
                (Fannie Mae Collateral Agreement)                                              685,000             329
----------------------------------------------------------------------------------------------------------------------
                                                                                             2,443,712           1,175
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Virginia--4.3%
      $900M   Norfolk Industrial Dev. Auth. Rev. Bonds,
                VR, 1 1/4%, (LOC; Wachovia Bank of NA)                                        $900,000            $433
----------------------------------------------------------------------------------------------------------------------
              Washington--1.9%
       200M   Lake Tapps Parkway Properties Special Rev. Bonds,
                VR, 1.35% (LOC; US Bank, NA)                                                   200,000              96
       200M   Snohomish County Public Util. Rev. Bonds,
                5%, 12/1/2002 (FSA Insured)                                                    202,567              97
----------------------------------------------------------------------------------------------------------------------
                                                                                               402,567             193
----------------------------------------------------------------------------------------------------------------------
              West Virginia--1.0%
       200M   West Virginia Hosp. Finance Auth. Hosp. Rev. Bonds,
                VR, 1.32% (LOC; Bank One)                                                      200,000              96
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--3.4%
       700M   Wisconsin State Health & Educational Facilities
                Auth. Rev. Bonds, VR, 1.33% (LOC; Bank One)                                    700,000             337
----------------------------------------------------------------------------------------------------------------------
              Wyoming--3.8%
       800M   Uinta County Pollution Control Rev. Bonds,
                VR, 1 3/4% (Guaranteed by AMOCO Corporation)                                   800,000             385
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $20,352,285)+                                                             97.9%     20,352,285           9,789
Other Assets, Less Liabilities                                                     2.1         437,656             211
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%    $20,789,941         $10,000
======================================================================================================================

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at June 30, 2002. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

  Summary of Abbreviations:
   COP  Certificate of Participation
   GO   General Obligation
   LOC  Letter of Credit
   VR   Variable Rate Securities


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.7%
              Alabama--5.9%
      $355M   Alabama Drinking Water Financing Auth. Series "A"
                5.45% 8/15/2010                                                               $395,381            $210
       250M   Alabama Water Pollution Control Auth.
                5% 8/15/2009                                                                   270,625             144
       200M   Baldwin County General Obligation
                5 1/2% 11/1/2011                                                               223,750             119
       200M   Jefferson County School Warrants
                5.1% 2/15/2010                                                                 217,000             114
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,106,756             587
----------------------------------------------------------------------------------------------------------------------
              Alaska--2.9%
       500M   Alaska Intl. Airport Rev. Series "B"
                5 3/4% 10/1/2015                                                               546,875             290
----------------------------------------------------------------------------------------------------------------------
              Arizona--7.0%
       400M   Navajo County Unified School District #32
                (Blue Ridge) 5% 7/1/2012                                                       431,000             229
              Pima County Unified School District:
       310M     #1 (Tuscon) 5 3/8% 7/1/2009                                                    343,325             182
       500M     #12 (Sunnyside) 5% 7/1/2012                                                    538,750             286
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,313,075             697
----------------------------------------------------------------------------------------------------------------------
              Arkansas--1.1%
       200M   Fayetteville Waterworks & Sewer Rev.
                4.3% 8/15/2010                                                                 204,750             109
----------------------------------------------------------------------------------------------------------------------
              California--7.4%
       500M   Fullerton School District 4% 8/1/2011                                            504,375             268
       325M   Mountain View-Whisman School District
                4 3/4% 6/1/2012                                                                345,313             183
       500M   Palm Desert Financing Auth. Tax Rev. 5% 8/1/2011                                 538,750             286
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,388,438             737
----------------------------------------------------------------------------------------------------------------------
              Florida--8.1%
       400M   Dade County Aviation Rev. 6% 10/1/2009                                           456,500             242
       700M   Florida State Municipal Power Agy. Rev.
                (Stanton Project) 5 1/2% 10/1/2011                                             780,500             414
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Florida (continued)
      $265M   Osceola County School Board Ctfs. of Partn.
                (Four Corners Charter Sch.) Series "A"
                5 1/4% 8/1/2009                                                               $290,506            $154
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,527,506             810
----------------------------------------------------------------------------------------------------------------------
              Illinois--1.5%
       250M   Northwest Subn. Muni. Jt. Action Water Agy.
                6.35% 5/1/2006                                                                 280,938             149
----------------------------------------------------------------------------------------------------------------------
              Indiana--9.1%
       200M   Boone County Hosp. Assoc. 5% 1/15/2011                                           211,250             112
       400M   Indiana Bd. Bk. Rev. Spec. Proj. Series "A"
                5 1/2% 2/1/2009                                                                441,000             234
      1000M   New Albany Floyd County Ind. Sch. Bldg. Corp.
                5 3/4% 7/15/2020                                                             1,066,250             567
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,718,500             913
----------------------------------------------------------------------------------------------------------------------
              Kentucky--7.2%
       725M   Kentucky State Property & Buildings Proj. # 69
                Series "A" 5 1/4% 8/1/2010                                                     796,594             423
       300M   Kentucky State Turnpike Auth. Econ. Dev. Rev. Proj.
                Series "A" 5 1/2% 7/1/2011                                                     335,250             178
       200M   Louisville & Jefferson Metropolitan Sewer Dist.
                10% 5/15/2004                                                                  229,000             121
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,360,844             722
----------------------------------------------------------------------------------------------------------------------
              Louisiana--4.3%
       740M   New Orleans General Obligation 5 1/8% 12/1/2010                                  808,450             429
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--1.8%
       300M   Massachusetts State Development Finance Agy.
                5 5/8% 1/1/2012                                                                331,875             176
----------------------------------------------------------------------------------------------------------------------
              Michigan--4.5%
     1,000M   Brighton Area School District General Obligation
                Zero Coupon 5/1/2005 (prerefunded at $49.325)*                                 457,500             242
       350M   Greater Detroit Resources Recovery Auth. Rev.
                6 1/4% 12/13/2007                                                              400,750             212
----------------------------------------------------------------------------------------------------------------------
                                                                                               858,250             454
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Mississippi--2.7%
              Mississippi Dev. Bank Special Obligations:
      $240M     4 1/2% 7/1/2011                                                               $248,700            $132
       250M     4 1/2% 7/1/2012                                                                257,812             137
----------------------------------------------------------------------------------------------------------------------
                                                                                               506,512             269
----------------------------------------------------------------------------------------------------------------------
              Missouri--1.1%
       190M   Springfield Public Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B" 5.65% 6/1/2010                             213,988             114
----------------------------------------------------------------------------------------------------------------------
              New York--6.4%
              New York General Obligations:
       500M     5 1/4% 8/1/2008                                                                543,750             289
       250M     5 1/2% 8/1/2012                                                                275,625             146
       355M   New York State Dorm. Auth. Rev.
                (United Cerebral Palsy Affiliation)
                4 3/4% 7/1/2009                                                                379,406             201
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,198,781             636
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.8%
       500M   Raleigh Durham Airport Authority Rev.
                5% 11/1/2011                                                                   536,250             284
----------------------------------------------------------------------------------------------------------------------
              Ohio--7.8%
       100M   Hamilton County Sewer System Rev.
                5% 12/1/2009                                                                   109,000              58
              Ohio State Bldg. Auth. St. Facs.:
       500M     5 1/2% 10/1/2009                                                               560,000             297
       585M     5 1/4% 10/1/2010                                                               644,963             342
       145M   Van Buren Local School District 5% 12/1/2010                                     157,506              84
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,471,469             781
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--1.5%
       250M   Grady County Indl. Dev. Auth. 5 3/8% 11/1/2009                                   278,125             148
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Oregon--2.7%
      $235M   Clatstop County School District #30, 4 1/4% 6/15/2012                           $239,406            $127
       250M   Portland Airport Way Urban Renewal & Redev.
                Tax Increment Series "A" 5.3% 6/15/2010                                        275,625             146
----------------------------------------------------------------------------------------------------------------------
                                                                                               515,031             273
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.9%
       500M   Philadelphia Auth. Indl. Dev. Lease Rev.
                5 1/4% 10/1/2009                                                               550,625             292
----------------------------------------------------------------------------------------------------------------------
              South Carolina--1.3%
       250M   Easley Utilities Revenue 4% 12/1/2010                                            252,812             134
----------------------------------------------------------------------------------------------------------------------
              Tennessee--3.0%
       500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Project) Series "A"
                5 1/2% 11/1/2012                                                               560,000             297
----------------------------------------------------------------------------------------------------------------------
              Washington--1.2%
       200M   Snohomish & Island Counties School District
                General Obligation #401 (Stanwood)
                7% 12/15/2005                                                                  228,500             121
----------------------------------------------------------------------------------------------------------------------
              West Virginia--4.5%
       275M   West Virginia General Obligation 5 1/2% 6/1/2012                                 305,594             162
       500M   West Virginia State Parkways Economic Dev. &
                Tourism Auth. 5% 5/15/2009                                                     538,125             285
----------------------------------------------------------------------------------------------------------------------
                                                                                               843,719             447
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,895,236)                                           18,602,069           9,869
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--5.3%
              Adjustable Rate Notes**
      $600M   Cornell Twp. Michigan Economic Dev. Corp. 2%                                    $600,000            $318
       200M   Lincoln County Wyoming Pollution Control Rev. 1.9%                               200,000             106
       200M   Peninsula Ports Virginia Auth. Coal Terminal Rev.
                (Dominion Terminal) 2%                                                         200,000             106
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,000,000)                                                                          1,000,000             530
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $18,895,236)                                                               104.0%   19,602,069          10,399
Excess of Liabilities Over Other Assets                                             (4.0)     (751,665)           (399)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%  $18,850,404         $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Alabama--.7%
    $5,835M   Alabama Water Pollution Control Auth. 6% 8/15/2014                            $6,484,144             $71
----------------------------------------------------------------------------------------------------------------------
              Alaska--.7%
     1,500M   Alaska Intl. Airport Rev. Series "B"
                5 3/4% 10/1/2015                                                             1,640,625              18
     5,000M   North Slope Boro General Obligation
                Zero Coupon 6/30/2005                                                        4,581,250              50
----------------------------------------------------------------------------------------------------------------------
                                                                                             6,221,875              68
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.4%
     8,550M   Arizona State Municipal Financing Program
                Ctfs. of Partn. 7.7% 8/1/2010                                               10,634,062             116
              Phoenix Civic Improvement Corp. Water
                System Revenue:
     1,000M      5 1/2% 7/1/2019                                                             1,063,750              12
     1,000M      5 1/2% 7/1/2020                                                             1,056,250              12
----------------------------------------------------------------------------------------------------------------------
                                                                                            12,754,062             140
----------------------------------------------------------------------------------------------------------------------
              California--1.4%
     2,000M   Colton Joint Unified School District
                Series "A" 5 3/8% 8/1/2026                                                   2,067,500              23
    10,000M   Los Angeles Community College District
                Series "A" 5 1/2% 8/1/2021                                                  10,475,000             115
----------------------------------------------------------------------------------------------------------------------
                                                                                            12,542,500             138
----------------------------------------------------------------------------------------------------------------------
              Connecticut--1.5%
     9,000M   Connecticut State Special Tax Obligation Rev.
                Transportation Infrastructure 6 1/8% 9/1/2012                               10,485,000             115
              New Haven Series "B" General Obligations:
     1,000M     5% 11/1/2017                                                                 1,038,750              11
     2,000M     5% 11/1/2018                                                                 2,062,500              23
----------------------------------------------------------------------------------------------------------------------
                                                                                            13,586,250             149
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.4%
              Washington, D.C. General Obligations:
    $2,890M     Series "A" 6 1/2% 6/1/2009                                                  $3,363,237             $37
     5,000M     Series "B" 6% 6/1/2021                                                       5,700,000              62
     9,615M     Series "E" 6% 6/1/2003*                                                     10,079,789             111
     2,255M     Series "E" 6% 6/1/2012                                                       2,378,146              26
----------------------------------------------------------------------------------------------------------------------
                                                                                            21,521,172             236
----------------------------------------------------------------------------------------------------------------------
              Florida--1.6%
              Escambia County Utilities Authority System Revenue:
     5,485M     6 1/4% 1/1/2012                                                              6,396,881              70
     5,360M     6 1/4% 1/1/2013                                                              6,298,000              68
     1,395M   West Coast Regional Water Supply
                10.4% 10/1/2010*                                                             1,897,200              21
----------------------------------------------------------------------------------------------------------------------
                                                                                            14,592,081             159
----------------------------------------------------------------------------------------------------------------------
              Georgia--11.4%
    15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2026                               15,487,500             170
     9,040M   Atlanta Water & Wastewater Rev. Series "A"
                5 1/2% 11/1/2019                                                             9,977,900             109
     6,160M   Fulton County Water & Sewer Rev.
                6 3/8% 1/1/2014                                                              7,245,700              79
     5,000M   Georgia Municipal Electric Auth. Power Rev.
                6 1/4% 1/1/2012                                                              5,856,250              64
              Metropolitan Atlanta Rapid Transit Authority:
     7,500M     6 3/4% 7/1/2004*                                                             8,343,750              91
    20,450M     6 1/4% 7/1/2011                                                             24,131,000             265
    28,305M     6% 7/1/2013                                                                 32,798,419             360
----------------------------------------------------------------------------------------------------------------------
                                                                                           103,840,519           1,138
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.4%
              Hawaii State General Obligations:
     5,500M     6% 10/1/2009                                                                 6,276,875              69
     6,000M     6% 10/1/2010                                                                 6,892,500              76
----------------------------------------------------------------------------------------------------------------------
                                                                                            13,169,375             145
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois--19.1%
              Chicago Board of Education Lease Certificates:
    $5,000M     6% 1/1/2016                                                                 $5,793,750             $64
    36,200M     6% 1/1/2020                                                                 41,313,250             453
              Chicago General Obligations:
     7,000M     6% 7/1/2005*                                                                 7,831,250              86
    16,660M     6 1/8% 7/1/2005*                                                            18,700,850             206
              Chicago O'Hare International Airport Revenue:
    14,570M     6 3/8% 1/1/2012                                                             15,917,725             175
    10,000M     6 3/8% 1/1/2015                                                             10,850,000             119
    16,750M   Illinois Development Finance Auth. Poll. Cntrl.
                Rev. 6 3/4% 3/1/2015                                                        18,613,438             204
              Illinois Development Finance Auth. Revenue
                (Rockford School #205):
     5,000M     6.6% 2/1/2010                                                                5,850,000              64
     3,000M     6.65% 2/1/2011                                                               3,540,000              39
              Illinois State First Series:
     5,250M     6 1/8% 1/1/2010*                                                             6,030,937              66
     4,500M     5 1/2% 2/1/2016                                                              4,826,250              53
     8,000M     5 1/2% 5/1/2017                                                              8,490,000              93
    12,000M     5 1/2% 6/1/2018                                                             12,645,000             139
     3,000M   Metro Pier & Exposition Auth.
                (McCormick Place Expansion)
                Series "B" 5 1/2% 6/15/2016                                                  3,240,000              36
              Regional Transportation Authority:
     4,000M     7 3/4% 6/1/2019                                                              5,355,000              59
    13,600M   Zero Coupon Due 12/1/2021                                                      4,760,000              52
----------------------------------------------------------------------------------------------------------------------
                                                                                           173,757,450           1,908
----------------------------------------------------------------------------------------------------------------------
              Indiana--.6%
              Indiana State Office Building Commission
                Facilities Rev. New Castle Correctional Facility:
     2,515M     5 1/2% 7/1/2018                                                              2,665,900              29
     3,000M     5 1/2% 7/1/2019                                                              3,161,250              35
----------------------------------------------------------------------------------------------------------------------
                                                                                             5,827,150              64
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Kansas--.3%
    $2,475M   Wyandotte County Unified School District #500,
                5% 9/1/2020                                                                 $2,502,844             $27
----------------------------------------------------------------------------------------------------------------------
              Louisiana--3.0%
              Louisiana State General Obligations:
    13,500M     6% 5/1/2004*                                                                14,748,750             162
     5,000M     Series "A" 5% 4/1/2016                                                       5,181,250              57
     7,000M     Series "A" 5% 4/1/2017                                                       7,210,000              79
----------------------------------------------------------------------------------------------------------------------
                                                                                            27,140,000             298
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--9.2%
     4,055M   Boston Convention Center Act 1997
                Special Obligation Series "A" 5% 5/1/2016                                    4,196,925              46
    10,025M   Boston Water & Sewer 5 3/4% 11/1/2013                                         11,428,500             125
     1,660M   Lawrence (State Qualified Bonds)
                5 1/4% 3/15/2018                                                             1,740,925              19
              Massachusetts Bay Transportation Auth.
                Gen. Sys. Series "A":
     9,080M     5.8% 3/1/2012                                                               10,351,200             113
    10,775M     5.8% 3/1/2013                                                               12,270,031             135
    10,000M     5 7/8% 3/1/2015                                                             11,425,000             125
     5,215M   Massachusetts Housing Finance Agency
                6% 12/1/2012                                                                 5,501,825              60
     3,000M   Massachusetts State Construction Loan
                Series "B" 5 1/2% 3/1/2012*                                                  3,356,250              37
    20,550M   Massachusetts State General Obligation
                6% 8/1/2009                                                                 23,581,125             259
----------------------------------------------------------------------------------------------------------------------
                                                                                            83,851,781             919
----------------------------------------------------------------------------------------------------------------------
              Michigan--1.9%
    10,000M   Michigan State Environment Protection Prog.
                6 1/4% 11/1/2012                                                            11,575,000             127
     4,500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                          5,596,875              61
----------------------------------------------------------------------------------------------------------------------
                                                                                            17,171,875             188
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.6%
              Minneapolis & St. Paul Metro Airports Comm.
               Airport Rev. Series "C":
    $3,380M     5 1/2% 1/1/2017                                                             $3,574,350             $39
     3,315M     5 1/2% 1/1/2018                                                              3,493,181              38
     5,770M     5 1/2% 1/1/2019                                                              6,044,075              66
     1,240M   St. Paul Housing & Redev. Auth. Multi-Family
              Hsg. Rev. (Como Lake Proj.) 7 1/2% 3/1/2026
                (Defaulted) (Note 1A)                                                        1,236,900              14
----------------------------------------------------------------------------------------------------------------------
                                                                                            14,348,506             157
----------------------------------------------------------------------------------------------------------------------
              Missouri--4.1%
              Missouri State Health & Educational Facilities Authority:
                BJC Health System Series "A":
     6,840M      6 3/4% 5/15/2010                                                            8,199,450              90
    10,175M      6 3/4% 5/15/2011                                                           12,324,469             135
     5,245M     SSM Health Care 6 1/4% 6/1/2007                                              5,369,568              59
              St. Louis Missouri Airport Rev. Series "A":
     4,135M     5 5/8% 7/1/2017                                                              4,424,450              49
     3,620M     5 5/8% 7/1/2018                                                              3,859,825              42
     3,030M     5 5/8% 7/1/2019                                                              3,211,800              35
----------------------------------------------------------------------------------------------------------------------
                                                                                            37,389,562             410
----------------------------------------------------------------------------------------------------------------------
              Nevada--4.0%
              Clark County Nevada Bond Bank:
     8,195M     5 1/2% 6/1/2017                                                              8,707,188              95
     8,645M     5 1/2% 6/1/2018                                                              9,120,475             100
              Las Vegas New Convention & Visitors Auth. Rev:
     3,500M     5 3/4% 7/1/2015                                                              3,823,750              42
     2,500M     5 3/4% 7/1/2017                                                              2,700,000              30
              Truckee Meadows Nevada Water Authority:
     6,115M     5 1/2% 7/1/2017                                                              6,504,831              71
     2,605M     5 1/2% 7/1/2018                                                              2,751,531              30
     2,500M     5 1/2% 7/1/2019                                                              2,621,875              29
----------------------------------------------------------------------------------------------------------------------
                                                                                            36,229,650             397
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              New Jersey--1.9%
   $10,000M   New Jersey State Trans. Corp. Ctfs. Fed. Trans.
               Admin. Grants Series "A" 5 3/4% 9/15/2009*                                  $11,337,500            $124
     5,000M   New Jersey State Transportation Auth. Series "A"
                5 3/4% 6/15/2018                                                             5,650,000              62
----------------------------------------------------------------------------------------------------------------------
                                                                                            16,987,500             186
----------------------------------------------------------------------------------------------------------------------
              New Mexico--.1%
     1,355M   New Mexico Mortgage Finance Auth. Single-Family
                Mortgage 8% 1/1/2017                                                         1,358,794              15
----------------------------------------------------------------------------------------------------------------------
              New York--6.9%
              New York City General Obligations:
     5,000M     Series "C" 5 1/2% 3/15/2015                                                  5,412,500              59
     3,275M     Series "G" 5 5/8% 8/1/2020                                                   3,438,750              38
    22,250M   New York City Municipal Water Finance Auth.
                Rev. 6% 6/15/2021                                                           25,392,813             278
              New York State Dorm. Auth. Rev.
                New York University:
     5,000M      5 7/8% 5/15/2017                                                            5,718,750              63
    10,000M      Series "A" 5 3/4% 7/1/2027                                                 11,050,000             121
     6,385M   New York State Housing Finance Agy. Rev.
                5 7/8% 11/1/2010                                                             6,847,913              75
     5,000M   Suffolk County Judicial Facs. Agy. (John P.
                Cohalan Complex) 5 3/4% 10/15/2013                                           5,593,750              61
----------------------------------------------------------------------------------------------------------------------
                                                                                            63,454,476             695
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.5%
     2,085M   Craven County 5% 5/1/2019                                                      2,118,881              23
              North Carolina Municipal Power Agency
                (Catawba Electric):
     8,950M      6% 1/1/2010                                                                10,203,000             112
     8,945M      6% 1/1/2011                                                                10,242,025             112
----------------------------------------------------------------------------------------------------------------------
                                                                                            22,563,906             247
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.4%
    10,500M   Mercer County Pollution Control Rev.
                (Basin Elec. Pwr. Coop.) 7.2% 6/30/2013                                     12,849,375             141
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Ohio--.7%
    $6,000M   Jefferson County Jail Construction 5 3/4% 12/1/2019                           $6,780,000             $74
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.7%
     5,540M   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.)
                6% 8/15/2017                                                                 6,017,825              66
----------------------------------------------------------------------------------------------------------------------
              Oregon--.6%
              Portland Urban Renewal & Redev. South Park
               Blocks Series "A":
     2,695M     5 3/4% 6/15/2015                                                             2,991,450              33
     2,630M     5 3/4% 6/15/2016                                                             2,906,150              32
----------------------------------------------------------------------------------------------------------------------
                                                                                             5,897,600              65
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.2%
     3,000M   Allegheny County Sanitation Auth. Sewer Rev.
                5 1/2% 12/1/2030                                                             3,086,250              34
     1,160M   Pennsbury School District 5 1/2% 1/15/2017                                     1,244,100              14
     5,000M   Pennsylvania State General Obligation
                6 3/4% 11/15/2004*                                                           5,618,750              62
     4,925M   Philadelphia Housing Auth. Capital Fund Program Rev.
                Series "A" 5 1/2% 12/1/2019                                                  5,183,563              57
    12,050M   Pittsburgh Water & Sewer Auth. 6 1/2% 9/1/2013                                14,369,625             158
----------------------------------------------------------------------------------------------------------------------
                                                                                            29,502,288             325
----------------------------------------------------------------------------------------------------------------------
              Rhode Island--.5%
     4,000M   Rhode Island State Construction Capital Development
                Series "A" 5 1/2% 7/15/2018                                                  4,240,000              46
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Edl. Facs. Auth.
                (McKennan Hosp.) 7 5/8% 7/1/2006*                                            4,659,731              51
----------------------------------------------------------------------------------------------------------------------
              Tennessee--1.8%
     3,500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Project)
                Series "A" 5 1/2% 11/1/2016                                                  3,788,750              42
              Tennessee State Series "A":
     6,030M     5% 2/1/2014                                                                  6,361,650              70
     6,030M     5% 2/1/2015                                                                  6,316,425              69
----------------------------------------------------------------------------------------------------------------------
                                                                                            16,466,825             181
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Texas--7.9%
   $16,000M   Austin Texas Utilities Systems Rev.
                6% 11/15/2013                                                              $18,480,000            $202
     5,000M   Bexar County Health Facilities (Baptist Mem.)
                6 3/4% 8/15/2004*                                                            5,587,500              61
              Harris County Toll Road Senior Liens:
    11,065M     Series "A" 6 1/2% 8/15/2012                                                 13,195,013             145
     7,305M     Series "A" 6 1/2% 8/15/2013                                                  8,766,000              96
              Houston Water Conveyance System Ctfs. of Partn.:
     2,250M     6 1/4% 12/15/2012                                                            2,655,000              29
     4,705M     6 1/4% 12/15/2013                                                            5,540,137              61
     4,950M     6 1/4% 12/15/2014                                                            5,859,563              64
     6,035M     6 1/4% 12/15/2015                                                            7,151,475              78
     5,300M   Rio Grande Valley Hlth. Facility Dev. Corp.
                (Valley Baptist Med. Ctr.) 6.4% 8/1/2012                                     5,422,271              59
----------------------------------------------------------------------------------------------------------------------
                                                                                            72,656,959             795
----------------------------------------------------------------------------------------------------------------------
              Utah--.3%
     1,890M   Provo Utah Electric System Revenue
                10 3/8% 9/15/2015                                                            2,662,537              29
----------------------------------------------------------------------------------------------------------------------
              Washington--1.9%
              Snohomish County Washington Ltd. Tax:
     7,975M     5 1/2% 12/1/2017                                                             8,503,344              93
     8,410M     5 1/2% 12/1/2018                                                             8,893,575              97
----------------------------------------------------------------------------------------------------------------------
                                                                                            17,396,919             190
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.6%
    12,000M   Superior Wisconsin Limited Obligation Rev.
                (Midwest Energy) 6.9% 8/1/2021                                              14,970,000             164
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $812,255,001)                                         901,395,531           9,882
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
              Adjustable Rate Notes**
    $2,130M   Collier County Florida Health Facilities Auth. Hosp.
                Rev. 2%                                                                     $2,130,000             $23
     2,000M   Kemmerer Wyoming Pollution Control Rev. 1.9%                                   2,000,000              22
       800M   New Jersey Economic Dev. Auth. Rev. 1.35%                                        800,000               9
       200M   South Fork Municipal Auth. Pennsylvania
                Hosp. Rev. 2%                                                                  200,000               2
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $5,130,000)                                                                          5,130,000              56
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $817,385,001)                                                             99.4%    906,525,531           9,938
Other Assets, Less Liabilities                                                      .6       5,662,563              62
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%   $912,188,094         $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Alabama--.5%
      $250M   Coffee County Public Bldg. Auth. 6.1% 9/1/2016                                  $279,687             $54
----------------------------------------------------------------------------------------------------------------------
              Alaska--2.2%
     1,000M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                          1,093,750             216
----------------------------------------------------------------------------------------------------------------------
              Arizona--.9%
       150M   Arizona State Ctfs. of Partn. 5% 11/1/2019                                       153,000              30
       250M   Maricopa County Ind. Dev. Hosp. Facs. Rev.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                           311,563              61
----------------------------------------------------------------------------------------------------------------------
                                                                                               464,563              91
----------------------------------------------------------------------------------------------------------------------
              California--7.3%
     1,145M   Chaffey Community College District
               5 1/4% 7/1/2022                                                               1,169,331             230
       690M   Jefferson High School District (San Mateo Cnty.)
               6 1/4% 2/1/2017                                                                 817,650             161
     1,160M   Palm Desert Financing Auth. Tax Rev.
               5% 8/1/2020                                                                   1,160,000             227
       500M   San Francisco City & County Redev. Agy.
               (Moscone Ctr.) 6 3/4% 7/1/2015                                                  555,000             109
----------------------------------------------------------------------------------------------------------------------
                                                                                             3,701,981             727
----------------------------------------------------------------------------------------------------------------------
              Colorado--3.4%
       550M   Clear Creek School District 5% 12/1/2018                                         563,750             111
       750M   Denver City & County Excise Tax Rev.
                (Convention Center Proj.) Series "A" 5% 9/1/2020                               757,500             149
       400M   Larimer County Sales & Use Tax Rev. 5% 12/15/2019                                407,500              80
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,728,750             340
----------------------------------------------------------------------------------------------------------------------
              Florida--4.9%
       335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                       381,062              75
       205M   De Soto County Cap. Impt. Rev. 5 1/4% 10/1/2018                                  214,481              42
       750M   Tallahasse Consolidated Utility System Rev.
                5 1/2% 10/1/2018                                                               827,813             163
     1,000M   Tampa Bay Water Utility System Rev.
                5% 10/1/2015                                                                 1,043,750             205
----------------------------------------------------------------------------------------------------------------------
                                                                                             2,467,106             485
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Georgia--3.9%
    $1,000M   Augusta Water & Sewer Rev. 5% 10/1/2027                                         $982,500            $193
     1,000M   Georgia Municipal Association, Inc.
                (City Court Atlanta Proj.) 5 1/8% 12/1/2021                                  1,016,250             200
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,998,750             393
----------------------------------------------------------------------------------------------------------------------
              Illinois--2.7%
       500M   Chicago General Obligation 6% 7/1/2005*                                          559,375             110
       500M   Regional Transportation Auth. 5 1/2% 6/1/2019                                    545,625             107
       250M   Rockford School District #205, 5% 2/1/2016                                       264,688              52
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,369,688             269
----------------------------------------------------------------------------------------------------------------------
              Indiana--7.1%
     1,030M   Baugo Ind. School Bldg. Corp. 5 1/2% 1/15/2019                                 1,084,075             213
     1,105M   Merriville Multi-School Building Corp.
                5 1/2% 7/15/2017                                                             1,176,825             231
     1,250M   Zionsville Community Schools Bldg. Corp.
                5 3/4% 7/15/2017                                                             1,354,688             266
----------------------------------------------------------------------------------------------------------------------
                                                                                             3,615,588             710
----------------------------------------------------------------------------------------------------------------------
              Kansas--.9%
              Pratt Kansas Electric System Revenue:
       325M     5% 5/1/2014                                                                    340,437              67
       100M     5.1% 5/1/2015                                                                  104,625              21
----------------------------------------------------------------------------------------------------------------------
                                                                                               445,062              88
----------------------------------------------------------------------------------------------------------------------
              Louisiana--10.8%
     1,845M   Louisiana Local Govt. Env. Facs. & Comm.
                5 1/4% 10/1/2021                                                             1,886,512             370
              Louisiana Public Facs. Auth. Rev. (Dillard Univ. Proj.):
       525M     Series "A" 5 1/8% 8/1/2020                                                     534,187             105
       360M     Series "B" 5 1/8% 8/1/2020                                                     366,300              72
       650M   New Orleans Financing Authority
                (Xavier Univ. Proj.) 5% 6/1/2020                                               654,875             129
              New Orleans General Obligations:
     1,005M     5 1/8% 12/1/2016                                                             1,050,225             206
     1,000M     5 1/8% 9/1/2021                                                              1,012,500             200
----------------------------------------------------------------------------------------------------------------------
                                                                                             5,504,599           1,082
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Maine--.5%
      $250M   Maine Municipal Bond Bank 6 1/2% 11/1/2014                                      $276,875             $54
----------------------------------------------------------------------------------------------------------------------
              Maryland--.9%
       430M   Baltimore Project Revenue
                Water Projects Series "A" 5% 7/1/2020                                          435,375              86
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--1.1%
       550M   Somerville General Obligation 5% 2/15/2019                                       558,250             110
----------------------------------------------------------------------------------------------------------------------
              Michigan--2.4%
     1,000M   Howell Public Schools Gen. Oblig.
                Zero Coupon 5/1/2006*                                                          407,500              80
       750M   Milan Area School District 5 5/8% 5/1/2017                                       803,438             158
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,210,938             238
----------------------------------------------------------------------------------------------------------------------
              Minnesota--2.0%
     1,000M   Minnesota State Colleges & Universities Rev.
                5% 10/1/2018                                                                 1,025,000             201
----------------------------------------------------------------------------------------------------------------------
              Mississippi--.3%
       130M   Southern Mississippi Bldg. Corp. Rev. 5% 3/1/2019                                130,975              26
----------------------------------------------------------------------------------------------------------------------
              Missouri--2.6%
       100M   Kansas St. Dev. Fin. Auth. Health Facs.
                (Stormont Vail Healthcare) 5 1/4% 11/15/2017                                   104,000              20
       200M   Liberty Sewer System Rev. 6.15% 2/1/2015                                         222,500              44
       310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B"
                5.85% 6/1/2014                                                                 343,712              67
       250M   St. Joseph's School District 5 3/4% 3/1/2019                                     269,688              53
       375M   St. Louis County Pattonville School District #3,
                5 3/4% 3/1/2017                                                                409,688              80
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,349,588             264
----------------------------------------------------------------------------------------------------------------------
              New York--17.9%
              Camden Central School District General Obligations:
       725M     5 1/2% 3/15/2016                                                               791,156             155
       250M     5 1/2% 3/15/2017                                                               270,937              53
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York (continued)
              Galway Central School District:
      $430M     5% 6/1/2019                                                                   $435,912             $86
       220M     5% 6/1/2020                                                                    221,100              43
              Indian River Central School District:
       560M     5% 1/15/2017                                                                   576,800             113
       590M     5% 1/15/2018                                                                   603,275             119
       325M     5% 1/15/2019                                                                   329,469              65
       700M   Liverpool Central School District 5% 7/15/2018                                   714,000             140
              Milford Central School District:
       145M     5% 6/15/2016                                                                   150,256              30
       100M     5% 6/15/2017                                                                   102,750              20
     1,000M   New York State Dorm. Auth. Rev.
                (School Districts Financing Program) 5% 4/1/2031                               967,500             191
       395M   Schuylerville Central School District 5% 6/15/2019                               398,950              78
              Shenendehowa Central School District
                (Clifton Park) Series "B":
       455M     5% 6/15/2018                                                                   465,237              91
       225M     5% 6/15/2019                                                                   228,094              45
       345M     5% 6/15/2020                                                                   346,725              68
       375M     5% 6/15/2021                                                                   375,469              74
              Wayland-Cohocton Central School District:
       785M     5% 6/15/2015                                                                   820,325             161
       850M     5% 6/15/2017                                                                   876,563             173
       405M     5% 6/15/2018                                                                   414,113              81
----------------------------------------------------------------------------------------------------------------------
                                                                                             9,088,631           1,786
----------------------------------------------------------------------------------------------------------------------
              North Carolina--6.3%
     1,230M   Craven County General Obligation 5% 5/1/2018                                   1,266,900             249
       500M   Greenville Combined Enterprise System Rev.
                6% 9/1/2016                                                                    588,750             116
       500M   Harnett County Ctfs. of Partn. 5 1/8% 12/1/2023                                  503,125              99
       830M   Salisbury Enterprise Sys. Rev. 5% 2/1/2020                                       840,375             165
----------------------------------------------------------------------------------------------------------------------
                                                                                             3,199,150             629
----------------------------------------------------------------------------------------------------------------------
              Ohio--4.3%
       100M   Lorain General Obligation 5% 12/1/2021                                           100,375              20
     1,500M   Ohio State Bldg. Auth. St. Facs. 5 1/2% 4/1/2018                               1,601,250             314
       450M   Youngstown Ohio General Obligation 6% 12/1/2031                                  491,625              97
----------------------------------------------------------------------------------------------------------------------
                                                                                             2,193,250             431
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Oregon--2.1%
              Oregon State Dept. of Administrative
                Services Ctfs. of Partn.:
      $500M     5.65% 5/1/2007*                                                               $560,625            $110
       500M     5 1/4% 5/1/2017                                                                526,250             103
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,086,875             213
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.1%
       390M   Allegheny County Port Auth. Spl. Rev.
                5 1/2% 3/1/2013                                                                429,487              84
       525M   Erie General Obligation 5 3/4% 5/15/2007*                                        587,344             115
       500M   Erie Sewer Authority Revenue 5 7/8% 6/1/2010*                                    569,375             112
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,586,206             311
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--1.2%
       545M   Puerto Rico Indl. Tourist Edl. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                    596,094             117
----------------------------------------------------------------------------------------------------------------------
              Tennessee--6.2%
     1,100M   Dickson County Water Authority 5% 12/1/2016                                    1,139,875             224
     1,000M   Knoxville Gen. Oblig. 5% 5/1/2018                                              1,020,000             200
     1,000M   Tennessee State School Board Auth. Higher
                Edl. Facs. 5% 5/1/2019                                                       1,011,250             199
----------------------------------------------------------------------------------------------------------------------
                                                                                             3,171,125             623
----------------------------------------------------------------------------------------------------------------------
              Texas--3.1%
       505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                  583,275             115
       400M   Harris County Toll Road Senior Lien Series "A"
                6 1/2% 8/15/2013                                                               480,000              94
       500M   Midlothian Water District 5 3/8% 9/1/2016                                        528,750             104
----------------------------------------------------------------------------------------------------------------------
                                                                                             1,592,025             313
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $48,023,632)                                           50,169,881           9,857
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--5.3%
              Adjustable Rate Notes**
    $1,100M   Delaware County Pennsylvania Indl. Dev. Auth.
                Airport Facs. Rev. 1.9%                                                     $1,100,000            $216
       300M   North Central Texas Health Fac. Dev. Corp.
                Rev. 2.03%                                                                     300,000              59
     1,300M   Schuylkill County Pennsylvania
                Indl. Dev. Auth. 1.2%                                                        1,300,000             255
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $2,700,000)                                                                          2,700,000             530
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $50,723,632)                                                             103.9%     52,869,881          10,387
Excess of Liabilities Over Other Assets                                           (3.9)     (1,969,997)           (387)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%    $50,899,884         $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.0%
              Education--12.5%
              New York State Dormitory Authority Revenues:
                City University:
    $2,000M     5 3/4% 7/1/2012                                                             $2,225,000            $118
     5,955M     5 3/4% 7/1/2013                                                              6,781,256             358
     3,000M     6% 7/1/2020                                                                  3,435,000             182
     2,350M   Colgate University 6% 7/1/2021                                                 2,684,875             142
     1,610M   New York University 6% 7/1/2018                                                1,857,537              98
              Special Act School Districts Programs:
     1,375M     6% 7/1/2012                                                                  1,565,781              83
     1,460M     6% 7/1/2013                                                                  1,657,100              88
     2,000M   State University Educational Facilities
                5 1/4% 5/15/2015                                                             2,185,000             115
     1,320M   United Cerebral Palsy Affiliation
                5 1/8% 7/1/2021                                                              1,333,200              70
----------------------------------------------------------------------------------------------------------------------
                                                                                            23,724,749           1,254
----------------------------------------------------------------------------------------------------------------------
              General Obligations--39.3%
              Buffalo:
                Series "B":
     1,130M      5 3/8% 11/15/2016                                                           1,207,688              64
     2,360M      5 3/8% 11/15/2017                                                           2,501,600             132
     2,620M      5 3/8% 11/15/2019                                                           2,731,350             144
                Series "D":
     1,065M      6% 12/1/2009*                                                               1,255,369              66
     1,040M      6% 12/1/2013                                                                1,172,600              62
     1,000M      5 1/2% 12/15/2015                                                           1,083,750              57
              Central Square Central School District:
     1,965M     5% 5/15/2016                                                                 2,043,600             108
     1,000M     5% 5/15/2017                                                                 1,031,250              55
              Eastport South Manor Central School District:
     1,250M     5% 6/15/2016                                                                 1,296,875              69
     1,315M     5% 6/15/2017                                                                 1,352,806              72
     1,385M     5% 6/15/2018                                                                 1,412,700              75
              Honeoye Falls Lima Central School District:
       570M     5% 4/15/2016                                                                   589,238              31
       595M     5% 4/15/2017                                                                   610,619              32
       625M     5% 4/15/2018                                                                   636,719              34
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
    $1,000M   Ilion Central School District Series "B"
                5 1/2% 6/15/2015                                                            $1,097,500             $58
              Nassau County:
     3,845M     6 1/2% 11/1/2004*                                                            4,373,688             231
     4,355M     5.7% 8/1/2012                                                                4,736,062             250
              New York City:
     1,000M     Series "A" 7 1/4% 3/15/2018                                                  1,008,770              53
     3,355M     Series "B1" 6.95% 8/15/2004*                                                 3,749,212             198
     4,420M     Series "C" 5 5/8% 3/15/2019                                                  4,674,150             247
                Series "E":
     1,000M       6.2% 8/1/2008                                                              1,138,750              60
     2,000M       5 3/4% 8/1/2018                                                            2,165,000             114
     4,570M       5 3/4% 5/15/2024                                                           4,815,638             254
     2,500M     Series "F" 5 1/4% 8/1/2014                                                   2,659,375             141
     2,885M     Series "G" 5 3/4% 8/1/2018                                                   3,130,225             165
              Niagara Falls Public Improvement:
     1,680M     7 1/2% 3/1/2015                                                              2,188,200             116
     1,600M     7 1/2% 3/1/2018                                                              2,102,000             111
     1,395M   North Syracuse Central School District Series "A"
                5% 6/15/2018                                                                 1,426,388              75
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                 4,560,000             241
     1,000M   Red Hook Central School District 5 1/8% 6/15/2017                              1,041,250              55
     1,000M   Rome School District 5 1/2% 6/15/2016                                          1,075,000              57
              Shenendehowa Central School District (Clifton Park):
                Series "E":
       585M       5% 1/1/2018                                                                  598,162              32
       610M       5% 1/1/2019                                                                  618,388              33
                Series "F":
       500M       5% 7/15/2018                                                                 511,250              27
       700M       5% 7/15/2019                                                                 709,625              38
       590M   Springville-Griffith Institute Central School District
                5% 4/15/2017                                                                   605,488              32
              Yonkers Series "A":
     1,345M     5 1/8% 7/1/2016                                                              1,403,844              74
     1,900M     5 3/4% 10/1/2016                                                             2,085,250             110
     1,410M     5 1/4% 7/1/2017                                                              1,478,737              78
     1,480M     5 1/4% 7/1/2018                                                              1,541,050              81
----------------------------------------------------------------------------------------------------------------------
                                                                                            74,419,166           3,932
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.9%
              New York State Medical Care Facs. Agy.:
    $1,850M     Long Term Health Care 7 3/8% 11/1/2011                                      $1,860,952             $98
     4,915M     Mental Health Services Facilities 6 1/2% 8/15/2004*                          5,498,656             291
----------------------------------------------------------------------------------------------------------------------
                                                                                             7,359,608             389
----------------------------------------------------------------------------------------------------------------------
              Housing--2.1%
     3,655M   New York State Housing Finance Agy. 6.05% 5/1/2011                             3,919,988             206
----------------------------------------------------------------------------------------------------------------------
              Transportation--21.3%
              Metropolitan Transit Authority of New York:
     3,200M     Commuter Facilities Series 6 1/8% 7/1/2004*                                  3,520,000             186
     2,530M     Transit 5 1/2% 11/15/2016                                                    2,745,050             145
     3,200M     Transit Facilities Series 5 1/2% 7/1/2017                                    3,592,000             190
              New York State Thruway Auth. Hwy. &
                Bridge Series "A":
     1,500M      6% 4/1/2015                                                                 1,704,375              90
     3,250M      5 1/4% 4/1/2017                                                             3,408,437             180
     3,500M      5 1/4% 4/1/2018                                                             3,644,375             193
     7,900M   Port Authority of New York & New Jersey 125th Series
                5% 10/15/2020                                                                7,979,000             422
     5,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                  5,850,000             309
     6,900M   Triborough Bridge & Tunnel Auth. Series "Y"
                6% 1/1/2012                                                                  7,935,000             419
----------------------------------------------------------------------------------------------------------------------
                                                                                            40,378,237           2,134
----------------------------------------------------------------------------------------------------------------------
              Utilities--13.8%
              New York City Municipal Water Finance
                Authority Revenue:
     2,750M      6% 6/15/2021                                                                3,138,437             166
     7,000M      5 1/2% 6/15/2033                                                            7,201,250             380
     8,000M   Puerto Rico Electric Power Authority Rev.
                5 3/8% 7/1/2017                                                              8,570,000             453
     6,165M   Suffolk County Water Authority Rev.
                6% 6/1/2017                                                                  7,135,987             377
----------------------------------------------------------------------------------------------------------------------
                                                                                            26,045,674           1,376
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--7.1%
    $2,500M   Nassau County Interim Finance Authority
                5 3/4% 11/15/2016                                                           $2,740,625            $145
       955M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                7 3/8% 7/1/2016                                                              1,171,069              62
              Puerto Rico Public Buildings Authority:
     1,610M     6 1/4% 7/1/2015                                                              1,927,975             102
     7,000M     5 1/2% 7/1/2021                                                              7,665,000             405
----------------------------------------------------------------------------------------------------------------------
                                                                                            13,504,669             714
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $176,268,576)                                         189,352,091          10,005
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
              Adjustable Rate Notes**
       400M   New York State Energy Res. & Dev. Auth.
                Poll. Ctl. Rev., 1.95%                                                         400,000              21
     1,200M   Puerto Rico Govt. Dev. Bond, 1.1/2%                                            1,200,000              64
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,600,000)                                                                          1,600,000              85
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $177,868,576)                                                            100.9%    190,952,091          10,090
Excess of Liabilities Over Other Assets                                            (.9)     (1,706,322)            (90)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%   $189,245,769         $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Certificates of Participation--4.0%
      $400M   Arizona Board of Regents 5% 6/1/2020                                                $405,000        $206
       375M   Arizona State 6 1/4% 9/1/2010                                                        385,024         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                   790,024         402
----------------------------------------------------------------------------------------------------------------------
              Education--2.8%
       500M   Arizona State University Rev. Sys. 5.65% 7/1/2014                                    547,500         278
----------------------------------------------------------------------------------------------------------------------
              General Obligations--33.0%
              Maricopa County School District:
       235M     #3 (Tempe) 7.3% 7/1/2009                                                           287,581         146
       215M     #11 (Peoria) 6.1% 7/1/2004*                                                        234,350         119
       185M     #11 (Peoria) 6.1% 7/1/2010                                                         197,025         101
       250M     #11 (Peoria) 5 1/2% 7/1/2015                                                       269,063         137
       500M     #28 (Kyrene) 5% 7/1/2013                                                           536,875         273
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 817,500         416
       175M     #65 (Littleton) 5% 7/1/2014                                                        187,031          96
       200M     #68 (Alhambra) 6 3/4% 7/1/2004*                                                    222,500         112
        75M     #68 (Alhambra) 6 3/4% 7/1/2014                                                      81,187          42
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     616,219         313
       600M   Navajo County School District #32, 5% 7/1/2014                                       639,000         325
     1,000M   Phoenix Arizona Series "B" 5 3/8% 7/1/2019                                         1,048,750         533
              Pima County Unified School District:
       500M     #6 (Marana) 5 1/4% 7/1/2015                                                        531,875         270
       100M     #13 (Tanque Verde) 6.7% 7/1/2010                                                   110,000          57
       200M   Santa Cruz County School District #35, 6% 7/1/2008                                   215,250         109
              Yavapai County Elementary School District:
       230M     #6 (Cottonwood-Oak Creek) 6.7% 7/1/2009                                            253,575         129
       215M     #28 (Camp Verde) 6% 7/1/2008                                                       233,544         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,481,325       3,297
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.0%
       650M   Maricopa County Ind. Dev. Auth. (Samaritan Hlth. Svcs.)
                7% 12/1/2016                                                                       810,062         412
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2016                                                                    659,250         335
       300M   Pima County Ind. Dev. Auth. (Tucson Med. Ctr.)
                6 3/8% 4/1/2012                                                                    307,395         157
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,776,707         904
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--.8%
      $150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                    $158,250         $80
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.3%
       385M   Phoenix Airport Revenue 6 1/4% 7/1/2012                                              416,763         211
       500M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 6% 7/1/2018                                                                   585,000         298
       400M   Tucson Street & Highway User Rev.
                5 3/8% 7/1/2014                                                                    430,000         219
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,431,763         728
----------------------------------------------------------------------------------------------------------------------
              Utilities--27.6%
       100M   Chandler Water & Sewer Revenue 7 1/4% 7/1/2013                                       127,000          66
       225M   Gilbert Water & Sewer Revenue 6 1/2% 7/1/2012                                        244,406         124
              Mesa Utility Systems Revenue:
       350M     6 1/8% 7/1/2007*                                                                   402,062         204
       500M     5 3/4% 7/1/2015                                                                    568,750         289
              Phoenix Arizona Civic Impt. Corp.
                Water System Revenue:
       250M      5 1/4% 7/1/2016                                                                   271,875         138
       500M      5% 7/1/2018                                                                       513,125         261
       500M      5 1/2% 7/1/2020                                                                   528,125         269
              Phoenix Arizona Civic Wastewater Revenue:
       260M     6 1/4% 7/1/2010*                                                                   305,825         156
       500M     5 3/8% 7/1/2015                                                                    536,250         273
       750M   Pima County Sewer Revenue 5 3/8% 7/1/2014                                            806,250         410
              Tucson Water Revenue:
       250M     8% 7/1/2013                                                                        333,125         169
       250M     5% 7/1/2014                                                                        267,188         136
       500M     5.3 % 7/1/2016                                                                     523,750         266
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,427,731       2,761
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--14.3%
      $305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                           $329,400        $168
       250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                    278,438         142
       500M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                  542,500         276
       750M   Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                796,875         405
       400M   Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                6% 1/1/2011                                                                        432,000         219
       400M   Surprise Municipal Property Corp. Excise Tax Rev.
                5 3/8% 7/1/2014                                                                    430,000         219
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,809,213       1,429
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,115,728)                                               19,422,513       9,879
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
       100M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note 1.1/2% **
                (cost $100,000)                                                                    100,000          51
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $18,215,728)                                                                  99.3%     19,522,513       9,930
Other Assets, Less Liabilities                                                          .7         138,596          70
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $19,661,109     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.8%
              Certificates of Participation--6.8%
      $500M   Castaic Lake Water Agency Water System Impt.
                Proj. 7% 8/1/2012                                                                 $619,375        $302
       750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                        767,813         375
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,387,188         677
----------------------------------------------------------------------------------------------------------------------
              General Obligations--37.5%
       540M   Barstow Unified School District 5 1/4% 8/1/2018                                      563,625         275
       695M   Centinela Valley Unified High School District
                5 1/4% 2/1/2021                                                                    727,144         355
     1,000M   Chaffey Community College District
                5 1/4% 7/1/2022                                                                  1,021,250         499
       500M   Fontana School District 5 3/4% 5/1/2022                                              534,375         261
       650M   Jefferson High School District (San Mateo Cnty.)
                6 1/4% 2/1/2016                                                                    768,625         375
       900M   Notamas Unified School District 5.95% 9/1/2021                                     1,015,875         496
       500M   Pomona Unified School District Series "A"
                6.15% 8/1/2030                                                                     567,500         277
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                        891,562         435
       500M     7.2% 2/1/2016                                                                      622,500         304
       875M   West Covina Unified School District
                5.8% 2/1/2022                                                                      969,063         474
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,681,519       3,751
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.8%
       700M   Puerto Rico Commonwealth Hwy. & Trans.
                Auth. Rev. 5 3/4% 7/1/2018                                                         780,500         381
----------------------------------------------------------------------------------------------------------------------
              Utilities--7.0%
       250M   Fresno Sewer Revenue 6 1/4% 9/1/2014                                                 298,436         146
       350M   Metropolitan Water District So. Calif. Waterworks
                5 3/4% 7/1/2021                                                                    391,594         191
       700M   Puerto Rico Electric Power Authority Revenue
                5 3/8% 7/1/2017                                                                    749,875         366
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,439,905         703
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                           Value      Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--41.7%
      $500M   Barstow Redevelopment Agy. 7% 9/1/2014                                              $632,500        $309
     1,000M   California State Public Works Board
                6 1/2% 12/1/2008                                                                 1,182,500         577
       500M   Carson Redevelopment Agy. PJ Area #1,
                5 1/2% 10/1/2016                                                                   555,000         271
     1,000M   Long Beach Financing Auth. Rev. 6% 11/1/2017                                       1,165,000         569
     1,000M   Rohnert Park Cmnty. Dev. Cmmn. Tax Allocation
                Rev. 5 1/4% 8/1/2020                                                             1,030,000         503
       500M   San Francisco City & Cnty. Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     555,000         271
       500M   San Jose Redevelopment Agy. 6% 8/1/2015                                              584,375         285
       700M   San Mateo Joint Powers Auth. Lease Rev.
                6 1/2% 7/1/2015                                                                    852,250         416
       500M   San Rafael Redevelopment Agy. 6.45% 12/1/2017                                        519,315         254
       500M   Santa Ana Financing Auth. Lease Rev. 6 1/4% 7/1/2015                                 596,250         291
       750M   South Gate Public Financing Auth. 6% 10/1/2012                                       876,563         427
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,548,753       4,173
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,133,021)                                               19,837,865       9,685
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--4.9%
              Adjustable Rate Notes*
       100M   California Statewide Communities Dev. Auth.
                Rev. 1.93%                                                                         100,000          49
       700M   Irvine Ranch Water District 1.93%                                                    700,000         342
       200M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank 1.1/2%                                                             200,000          99
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,000,000)                                                                              1,000,000         490
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $19,133,021)                                                                 101.7%     20,837,865      10,175
Excess of Liabilities Over Other Assets                                               (1.7)       (357,642)       (175)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $20,480,223     $10,000
======================================================================================================================

* Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Education--10.2%
      $225M   Colorado Postsecondary Educational Facilities
                Auth. Rev. (Auraria Foundation Proj.) 6% 9/1/2005*                                $248,906        $240
       325M   University of Colorado Enterprise Rev. Series "A"
                5% 6/1/2019                                                                        330,688         319
              University of Northern Colorado Revenue:
       100M     6% 6/1/2004*                                                                       108,625         105
       350M     5 1/2% 6/1/2018                                                                    371,000         358
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,059,219       1,022
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.3%
       200M   Arapahoe County Water & Wastewater Series "B"
                5 3/4% 12/1/2019                                                                   218,250         212
       150M   Bayfield School District #10, 6 1/2% 6/1/2005*                                       167,437         162
              Clear Creek School District #RE 1:
       200M     6 1/4% 12/1/2010*                                                                  235,250         227
       300M     5% 12/1/2018                                                                       307,500         297
       200M   Douglas County School District #RE 1 Series "B"
                5 3/4% 12/15/2019                                                                  218,250         212
       150M   Eagle Garfield & Routt Cntys. School District #RE 50J
                6.3% 12/1/2004*                                                                    168,188         162
              El Paso County School District:
       350M     #2, 5 1/2% 12/1/2018                                                               371,875         359
       250M     #20, 5 1/4% 12/15/2017                                                             263,438         254
       200M     #49, (Falcon) 5 1/2% 12/1/2013                                                     224,750         217
       350M     #49, (Falcon) 5 3/4% 12/1/2015                                                     387,625         374
       300M   Foothills Park & Rec. Dist. Subdistrict A
                5% 12/1/2020                                                                       303,000         293
       150M   Garfield Pitkin & Eagle Cntys. School District #RE 1,
                6.6% 6/15/2004*                                                                    164,812         159
       100M   Yuma Hospital District 6.4% 11/1/2004*                                               110,875         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,141,250       3,035
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.5%
              Colorado Health Facilities Authority:
       200M     Poudre Valley Health Care 5 5/8% 12/1/2019                                         212,250         205
       100M     Sisters of Charity 6 1/4% 5/15/2012                                                117,000         113
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
      $250M   Colorado Springs Hospital Rev. 6% 12/15/2015                                        $274,375        $265
       350M   Denver City & County Mental Hlth. Corp.
                Series "A" 5 1/2% 7/15/2015                                                        377,125         364
----------------------------------------------------------------------------------------------------------------------
                                                                                                   980,750         947
----------------------------------------------------------------------------------------------------------------------
              Transportation--12.1%
       100M   Arapahoe County Capital Impt. Hwy. Rev. (E-470)
                6.05% 8/31/2005*                                                                   113,625         110
              Colorado Dept. Trans. Rev. Antic. Notes Series "A":
       575M     5 1/2% 6/15/2013                                                                   644,000         622
       200M     6% 6/15/2015                                                                       224,250         217
       255M   Denver City & County Airport 5 1/2% 11/15/2016                                       270,619         261
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,252,494       1,210
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.6%
       200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                                            216,250         209
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                                   211,750         205
       200M   Colorado Water Resources & Power Dev. Auth.
                5 3/4% 11/1/2017                                                                   216,750         209
       250M   Small Water Res. Rev. Series "A" 5 1/4% 11/1/2021                                    256,875         248
       400M   Denver City & County Wastewater Rev.
                5 1/4% 11/1/2016                                                                   424,000         410
       200M   Pueblo Board Waterworks Water Rev.
                6% 11/1/2014                                                                       226,750         219
       150M   Westminster Water & Wastewater Util.
                Enterprise Rev. 6% 12/1/2004*                                                      164,250         159
       100M   Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                                  109,125         105
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,825,750       1,764
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--18.9%
       250M   Broomfield Ctfs. of Partn. Open Space
                5 1/2% 12/1/2020                                                                   261,563         253
       250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                         263,750         255
       200M   Greeley Building Auth. 5.6% 11/1/2019                                                211,750         204
              Larimer County Sales & Use Tax Revenue:
       280M     5 1/4% 12/15/2016                                                                  298,900         289
       400M     5 1/2% 12/15/2018                                                                  427,000         412
       100M   Pueblo Urban Renewal Auth. Tax Increment Rev.
                6.05% 12/1/2012                                                                    106,375         103
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $100M   Puerto Rico Public Buildings Auth. 6 1/4% 7/1/2012                                  $119,375        $115
       250M   Thorton County Sales & Use Tax Rev.
                5 1/4% 9/1/2015                                                                    264,062         255
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,952,775       1,886
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds
  (cost $9,655,933)                                                                   98.6%     10,212,238       9,864
Other Assets, Less Liabilities                                                         1.4         141,271         136
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,353,509     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.8%
              Education--15.3%
              Connecticut State Health & Educational Facilities
                Authority Revenue:
      $725M     Choate Rosemary Hall 6.8% 7/1/2004*                                               $800,219        $266
     1,000M     Fairfield University 5 5/8% 7/1/2016                                             1,092,500         364
       500M     Loomis Chafee Sch. Proj. Series "B" 6% 7/1/2004*                                   546,875         182
     1,000M     Trinity College 6 1/8% 7/1/2004*                                                 1,101,250         367
       400M   University of Connecticut 5.4% 3/1/2016                                              430,500         143
       600M   University of Connecticut Student Fees Rev. Bonds
                Series "A" 5 1/4% 11/15/2021                                                       617,250         206
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,588,594       1,528
----------------------------------------------------------------------------------------------------------------------
              General Obligations--40.2%
       500M   Branford 5% 5/15/2014                                                                533,750         178
              Bridgeport:
       750M     Series "A" 6 1/8% 7/15/2015*                                                       855,938         285
     1,000M     Series "A" 5 3/8% 8/15/2019                                                      1,049,610         350
       450M     Series "C" 5 3/8% 8/15/2019                                                        471,937         157
              Connecticut State:
       500M     Series "A" 5 1/4% 6/15/2013                                                        537,500         179
       250M     Series "A" 5 3/8% 4/15/2016                                                        267,500          89
       500M     Series "B" 5 3/4% 11/1/2009*                                                       572,500         191
       690M     Series "E" 6% 3/15/2012                                                            797,813         266
       800M   New Britain 6% 3/1/2012                                                              929,000         309
              New Haven:
       985M     6% 11/1/2009*                                                                    1,143,831         381
       500M     5 1/4% 11/1/2013                                                                   545,000         181
       400M     5% 11/1/2017                                                                       415,500         138
       165M   Norwich 5% 4/15/2021                                                                 166,444          55
       250M   Plainfield 6 3/8% 8/1/2011                                                           255,835          85
       650M   Puerto Rico Municipal Finance Agy.
                5 1/2% 8/1/2017                                                                    695,500         233
       330M   Southington 6.55% 4/1/2012                                                           337,696         112
     1,000M   Suffield 5 1/8% 6/15/2015                                                          1,058,750         353
     1,250M   Waterbury 5% 4/1/2021                                                              1,256,250         417
       150M   Westbrook 6.4% 3/15/2010                                                             175,875          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,066,229       4,018
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.3%
              Connecticut State Health & Educational Facilities
              Authority Revenue:
      $450M     Bridgeport Hospital 6 1/2% 7/1/2012                                               $459,562        $153
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                                      422,000         141
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                       760,375         253
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    546,875         182
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,188,812         729
----------------------------------------------------------------------------------------------------------------------
              Housing--4.4%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                                      805,313         268
       500M     5.85% 6/15/2030                                                                    518,750         173
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,324,063         441
----------------------------------------------------------------------------------------------------------------------
              Transportation--10.6%
              Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
       250M      6 1/8% 9/1/2012                                                                   290,625          97
       250M      5 3/8% 10/1/2014                                                                  271,875          91
       500M      5 3/8% 7/1/2019                                                                   526,875         175
     1,800M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                      2,106,000         701
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,195,375       1,064
----------------------------------------------------------------------------------------------------------------------
              Utilities--8.0%
              Puerto Rico Electric Power Auth. Revenue:
       750M     5 3/8% 7/1/2017                                                                    803,437         268
       250M     5 1/4% 7/1/2022                                                                    257,812          86
       250M     5 1/4% 7/1/2029                                                                    253,750          84
              South Central Connecticut Regional Water Auth.:
       500M     6 1/8% 8/1/2004*                                                                   547,500         182
       500M     5 1/4% 8/1/2014                                                                    543,750         181
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,406,249         801
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--12.0%
      $545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                                  $598,138        $199
       250M   Connecticut State Special Assessment
                5 1/4% 1/1/2011*                                                                   275,937          92
       415M   New Haven Air Rights Parking Fac. Rev.
                5 3/8% 12/1/2015                                                                   460,131         153
     1,000M   Puerto Rico Public Buildings Authority
                6 1/4% 7/1/2015                                                                  1,197,500         399
     1,000M   Puerto Rico Public Finance Corp. Commonwealth
                Approp. Series "A" 5 1/2% 8/1/2018                                               1,071,250         357
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,602,956       1,200
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $27,392,728)                                               29,372,278       9,781
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.7%
       800M   Connecticut State Health & Educ. Facs.
                Adjustable Rate Note 1.95% ** (cost $800,000)                                      800,000         266
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $28,192,728)                                                                 100.5%     30,172,278      10,047
Excess of Liabilities Over Other Assets                                                (.5)       (142,317)        (47)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $30,029,961     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.4%
              General Obligations--6.3%
    $1,325M   Miami-Dade County School District 5 3/8% 8/1/2015                                 $1,457,500        $443
       500M   North Springs Improvement District 7% 10/1/2009                                      603,125         183
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,060,625         626
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.9%
     1,000M   Escambia County Health Facilities Auth. Rev.
                5.95% 7/1/2020                                                                   1,120,000         341
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    820,313         250
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,940,313         591
----------------------------------------------------------------------------------------------------------------------
              Transportation--12.3%
       500M   Dade County Aviation Rev. Series "A" 6% 10/1/2010                                    550,000         167
     1,000M   Miami-Dade County Aviation Rev. (Miami Int'l. Airport)
                5.35% 10/1/2013                                                                  1,081,250         329
     1,000M   Miami-Dade County Expressway Auth. Toll Sys.
                Rev. 6% 7/1/2014                                                                 1,145,000         348
       455M   Port Palm Beach District Rev. 6 1/4% 9/1/2008                                        467,162         142
       700M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                        819,000         249
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,062,412       1,235
----------------------------------------------------------------------------------------------------------------------
              Utilities--35.6%
     1,000M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                         1,137,500         346
              Escambia County Utilities Authority System Revenue:
       500M     6 1/4% 1/1/2013                                                                    587,500         179
     1,000M     6 1/4% 1/1/2015                                                                  1,185,000         360
     1,000M   Florida State Municipal Power Agency Rev.
                5 1/2% 10/1/2019                                                                 1,065,000         324
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,747,281         532
     1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                        1,013,750         308
     1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                             1,185,087         360
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,167,500         355
       345M   Seminole County Water & Sewer Rev.
                6% 10/1/2019                                                                       398,044         121
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (contnued)
    $1,250M   Tallahassee Consolidated Utility System Rev.
                5 1/2% 10/1/2018                                                                $1,379,688        $420
       750M   West Melbourne Water & Sewer Rev.
                6 3/4% 10/1/2014                                                                   825,937         251
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,692,287       3,556
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--36.3%
     1,380M   DeSoto County Capital Improvement Rev.
                5 1/4% 10/1/2019                                                                 1,436,925         437
              Florida Municipal Loan Council Revenue:
     1,160M     6% 4/1/2015                                                                      1,323,850         403
     1,000M     5 3/8% 11/1/2025                                                                 1,017,500         309
     1,205M   Highlands County Infrastructure Sales Surtax Rev.
                5% 11/1/2018                                                                     1,220,062         371
     1,000M   Indian Trace Community Dev. Dist.
                5 3/4% 5/1/2011                                                                  1,091,250         332
     1,000M   Jacksonville Capital Improvement (Gator Bowl Proj.)
                5 7/8% 10/1/2015                                                                 1,093,750         333
       350M   Jacksonville Excise Tax Rev. 6 1/2% 10/1/2013                                        361,484         110
     1,000M   Jacksonville Sales Tax Rev. 5 1/2% 10/1/2018                                       1,103,750         336
              Osceola County Tourist Development Tax Revenue:
     1,000M     5 1/2% 10/1/2017                                                                 1,081,250         329
     1,000M     5 1/2% 10/1/2018                                                                 1,071,250         326
     1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                 1,123,750         342
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,924,821       3,628
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,230,077)                                     96.4%     31,680,458       9,636
Other Assets, Less Liabilities                                                         3.6       1,196,226         364
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $32,876,684     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.5%
              Education--8.5%
              Fulton County Development Authority Revenue:
      $350M    Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                      $376,688        $431
       250M    Morehouse College 6 1/4% 12/1/2021                                                  278,750         320
        80M   Private Colleges & Universities Facilities Auth.
                (Spelman Univ. Proj.) 6% 6/1/2009                                                   86,700          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                   742,138         850
----------------------------------------------------------------------------------------------------------------------
              General Obligations--10.1%
       255M   Atlanta 5 3/8% 12/1/2018                                                             267,112         307
       100M   Hall County School District 6.7% 12/1/2004*                                          113,000         130
       100M   Mitchell County School District 6 1/2% 3/1/2009                                      110,625         127
       100M   Peach County School District 6.4% 2/1/2005*                                          112,000         128
       150M   Pike County School District 5.7% 2/1/2016                                            169,687         196
       100M   Puerto Rico Commonwealth 5 1/4% 7/1/2027                                             101,875         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                   874,299       1,005
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.4%
       250M   Clarke County Hospital Auth. Rev.
                (Athens Regional Med. Ctr. Proj.) 5% 1/1/2022                                      250,312         287
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    136,719         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                   387,031         443
----------------------------------------------------------------------------------------------------------------------
              Housing--1.8%
       150M   Georgia State Housing & Finance Auth. Rev.
                5.7% 12/1/2011                                                                     159,750         183
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.1%
              Puerto Rico Commonwealth Hwy. & Trans.
                Auth. Hwy. Revenue:
       200M      6 1/4% 7/1/2016                                                                   240,000         275
       250M      6% 7/1/2018                                                                       292,500         336
----------------------------------------------------------------------------------------------------------------------
                                                                                                   532,500         611
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--42.7%
      $235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                    $261,731        $300
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          297,713         342
       250M   Columbia County Water & Sewer Rev.
                6 1/4% 6/1/2010*                                                                   291,562         334
       250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                   292,500         336
       250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                     294,063         337
       235M   Gainsville Water & Sewer Rev. 5 1/4% 11/15/2015                                      250,275         287
              Georgia Municipal Gas Authority Revenue:
        80M     Buford Project 6.8% 11/1/2009                                                       89,200         102
       250M     Buford Project 5 1/2% 11/1/2012                                                    277,813         319
       100M     Warner Robins Series "B" 5.8% 1/1/2015                                             106,375         122
       400M   Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                       410,500         471
       250M   Milledgeville Water & Sewer Rev. 6% 12/1/2021                                        285,625         328
       300M   Newnan Water Sewer & Light Comm. Pub. Utils.
                Rev. 5% 1/1/2015                                                                   315,375         362
       400M   Puerto Rico Electric Power Auth. Rev.
                5 3/8% 7/1/2017                                                                    428,500         492
       100M   St. Mary's Water & Sewer Rev. 6 1/8% 7/1/2018                                        116,625         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,717,857       4,266
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--22.9%
        80M   Appling County Dev. Auth. Poll. Cntl. Rev.
                7.1% 1/1/2014                                                                       86,000          99
       250M   Atlanta & Fulton Counties Rec. Auth. Rev.
                5 1/4% 12/1/2016                                                                   264,688         304
       300M   Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.)
                Series "A" 5 3/8% 1/1/2019                                                         312,375         358
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                5 1/2% 10/1/2018                                                                   551,875         633
       250M   College Park Dev. Auth. (Civic Ctr. Proj.) Rev.
                5 3/4% 9/1/2026                                                                    267,500         307
       200M   Fayette County Public Facilities Auth. Rev.
                (Criminal Justice Ctr.) 6 1/4% 6/1/2010*                                           234,750         269
       250M   Puerto Rico Public Finance Corp. Commwlth.
                Approp. Series "A" 5 3/8% 6/1/2015                                                 278,125         320
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,995,313       2,290
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,778,956)                                                 8,408,888       9,648
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------

              SHORT-TERM TAX EXEMPT INVESTMENTS--1.1%
      $100M   Monroe County Georgia Dev. Auth. Poll. Cntrl.
                Adjustable Rate Note 2%** (cost $100,000)                                         $100,000        $114
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $7,878,956)                                                                   97.6%      8,508,888       9,762
Other Assets, Less Liabilities                                                         2.4         207,566         238
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $8,716,454     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--92.1%
              Certificates of Participation--3.0%
      $750M   Baltimore Board of Education Admin. Proj.
                5.8% 4/1/2011                                                                     $850,313        $299
----------------------------------------------------------------------------------------------------------------------
              Education--10.2%
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                            802,500         282
              Morgan State University Academic & Auxiliary
               Facilities Fees Revenue:
       500M     6.05% 7/1/2015                                                                     589,375         207
       200M     6.1% 7/1/2020                                                                      233,750          82
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                833,438         293
       430M   St. Mary's College Rev. 5.45% 9/1/2020                                               450,425         159
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,909,488       1,023
----------------------------------------------------------------------------------------------------------------------
              General Obligations--29.3%
     1,475M   Anne Arundel 5 3/8% 3/1/2015                                                       1,593,000         560
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2005*                                     392,875         138
              Baltimore, Maryland:
       250M     5 5/8% 10/15/2012                                                                  273,125          96
       700M     5 1/2% 10/15/2015                                                                  785,750         277
       100M   Chesapeake Beach 6 1/2% 5/1/2012                                                     100,444          35
              Frederick, Maryland:
       100M     6 1/8% 12/1/2002*                                                                  103,951          37
       200M     6 1/8% 10/1/2004*                                                                  222,000          78
     1,000M   Ocean City 5% 3/1/2021                                                             1,008,750         355
     1,000M   Prince Georges County 5 1/4% 12/1/2014                                             1,090,000         384
       425M   Queen Annes County Public Facility 5 1/4% 1/15/2014                                  457,938         161
     1,000M   St. Mary's County Hospital 5% 10/1/2020                                            1,016,250         358
       325M   Washington County Pub. Impt. 5.8% 1/1/2013                                           358,312         126
       350M   Wicomico County 5 1/2% 12/1/2016                                                     377,125         133
       500M   Worcester County 5 5/8% 3/1/2014                                                     551,250         194
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,330,770       2,932
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.2%
      $500M   Maryland State Health & Higher Edl. Facs.
                (Maryland General Hosp.) 6 1/8% 7/1/2014                                          $543,125        $191
       150M   Maryland State Indl. Dev. Fin. Auth.
                (Holy Cross Hlth. Sys.) 5.7% 12/1/2010                                             168,000          59
       325M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    355,469         125
       350M   Takoma Park Hospital Facilities (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    418,250         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,484,844         522
----------------------------------------------------------------------------------------------------------------------
              Housing--6.6%
       250M   Baltimore County Mortgage Rev. (Old Orchard Apts.)
                7% 7/1/2016                                                                        263,437          93
              Maryland State Community Dev. Admin. Dept. Hsg. &
              Community Development:
       345M     7% 4/1/2014                                                                        357,938         126
       525M     5 7/8% 7/1/2016                                                                    549,937         194
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        547,500         193
       135M   Montgomery County Single-Family Mortgage Rev.
                6 1/2% 7/1/2011                                                                    141,244          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,860,056         656
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.3%
              Puerto Rico Commonwealth Highway &
               Transportation Authority Revenue:
     1,275M     6 1/4% 7/1/2014                                                                  1,531,593         539
       450M     6% 7/1/2018                                                                        526,500         186
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,058,093         725
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.1%
              Baltimore Wastewater Utilities Revenue:
       500M     5 1/2% 7/1/2010*                                                                   558,750         197
       200M     6% 7/1/2015                                                                        233,750          82
     1,090M     5% 7/1/2020                                                                      1,103,625         388
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Baltimore Water Project Revenue Series "A":
      $220M     6% 7/1/2010*                                                                      $253,275         $89
       250M     5.8% 7/1/2012*                                                                     274,375          97
              Puerto Rico Electric Power Auth. Revenue:
     1,390M     5 3/8% 7/1/2017                                                                  1,489,037         524
     1,500M     5 1/4% 7/1/2029                                                                  1,522,500         535
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,435,312       1,912
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.4%
              Baltimore Convention Center:
       250M     6.1% 9/1/2004*                                                                     271,875          96
       250M     5 1/2% 9/1/2014                                                                    272,188          96
       250M   Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                        274,375          97
     1,050M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                 1,123,500         394
       500M   Puerto Rico Public Buildings Auth. 6 1/4% 7/1/2015                                   598,750         211
       625M   Puerto Rico Public Finance Corp. Comwlth.
                Approp. Series "A" 5 3/8% 6/1/2015                                                 695,312         245
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,236,000       1,139
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,575,714)                                               26,164,876       9,208
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--4.9%
              Adjustable Rate Notes**
       300M   Montgomery County Common Hsg. Rev. 1 1/4%                                            300,000         106
     1,100M   Puerto Rico Commonwealth Govt. Dev. Bank 1.12%                                     1,100,000         387
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,400,000)                                                                              1,400,000         493
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $25,975,714)                               97.0%     27,564,876       9,701
Other Assets, Less Liabilities                                                         3.0         848,612         299
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $28,413,488     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.7%
              Education--4.4%
    $1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                 $1,241,250        $443
----------------------------------------------------------------------------------------------------------------------
              General Obligations--41.1%
     1,000M   Holliston 5 1/4% 4/1/2018                                                          1,048,750         374
     1,000M   Lawrence 5 1/4% 3/15/2018                                                          1,048,750         374
       150M   Massachusetts Series "B" 7% 7/1/2009                                                 180,563          64
     1,080M   North Hampton 5.2% 6/15/2015                                                       1,147,500         409
     1,155M   Quaboag Regional School District
                5 1/2% 6/1/2017                                                                  1,240,181         443
              Springfield:
     1,000M     6% 10/1/2015                                                                     1,130,000         403
     1,000M     5 3/8% 8/1/2017                                                                  1,068,750         381
     1,000M   Tantasqua Regional School District 5% 8/15/2017                                    1,031,250         368
     1,370M   Westfield 5 1/2% 12/15/2017                                                        1,477,887         527
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,081,600         386
     1,000M   Worcester 5 1/2% 8/15/2017                                                         1,075,000         384
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,530,231       4,113
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.7%
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,053,750         376
       750M   Massachusetts General Hospital 6 1/4% 7/1/2012                                       880,313         314
              Massachusetts Health & Educational Facilities Authority
               Capital Asset Program:
       145M      7.35% 8/1/2008                                                                    145,596          52
       125M      7.2% 7/1/2009                                                                     125,486          45
     1,500M   Mt. Auburn Hospital 6 1/4% 8/15/2014                                               1,638,750         585
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,843,895       1,372
----------------------------------------------------------------------------------------------------------------------
              Housing--3.0%
       795M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                      838,725         299
----------------------------------------------------------------------------------------------------------------------
              Transportation--18.3%
     1,500M   Massachusetts Bay Trans. Auth. Series "A"
                5.8% 3/1/2013                                                                    1,708,125         609
     1,000M   Massachusetts State Port Auth. Rev. Series "A"
                5 3/4% 7/1/2012                                                                  1,125,000         401
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
    $1,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 6% 7/1/2018                                                                $1,170,000        $418
     1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                1,125,000         401
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,128,125       1,829
----------------------------------------------------------------------------------------------------------------------
              Utilities--12.5%
     1,035M   Boston Water & Sewer Commission 5 3/4% 11/1/2013                                   1,179,900         421
     1,455M   Holyoke Gas & Electric 5 3/8% 12/1/2018                                            1,536,844         548
       700M   South Essex Sewer District 6 3/4% 6/1/2004*                                          777,000         277
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,493,744       1,246
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.7%
     1,000M   Boston Convention Center Act 1997 Series "A"
                5% 5/1/2017                                                                      1,027,500         367
       500M   Massachusetts Development Finance Agy.
                5 5/8% 1/1/2013                                                                    551,875         197
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,579,375         564
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,670,204)                                     98.7%     27,655,345       9,866
Other Assets, Less Liabilities                                                         1.3         374,955         134
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $28,030,300     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.2%
              General Obligations--56.2%
    $1,000M   Detroit City School District 5 1/4% 5/1/2016                                      $1,086,250        $252
     1,800M   Detroit Downtown Development Series "A"
                5 3/4% 7/15/2015                                                                 1,946,250         452
     1,000M   Godwin Heights Public School District
                5 5/8% 5/1/2015                                                                  1,086,250         252
     1,000M   Grand Blanc Community School District
                5 5/8% 5/1/2015                                                                  1,098,750         255
     1,000M   Grand Ledge Public School District 7 7/8%
                5/1/2004*                                                                        1,126,250         262
     1,040M   Grand Rapids Building Authority
                5 3/4% 8/1/2015                                                                  1,147,900         267
     1,000M   Gull Lake Community School District
                Zero Coupon 5/1/2013                                                               610,000         142
     1,000M   Huron School District Zero Coupon 5/1/2015                                           542,500         126
     1,575M   Jenison Public School District 5 1/2% 5/1/2018                                     1,675,406         389
     1,000M   Lake Orion Community School District
                7% 5/1/2005*                                                                     1,136,250         264
     1,000M   Lincoln Park School District 7% 5/1/2006*                                          1,161,250         270
     1,000M   Michigan State Environmental Protection Program
                6 1/4% 11/1/2012                                                                 1,157,500         269
       845M   Milan Area School District 5 5/8% 5/1/2018                                           899,925         209
     1,000M   Montrose Township School District 6.2% 5/1/2017                                    1,182,500         275
     1,200M   Newaygo Public School 5 3/4% 5/1/2018                                              1,285,500         299
     1,000M   Portage Lake Water & Sewer Authority
                6.1% 10/1/2014                                                                   1,106,250         257
     1,500M   Puerto Rico Municipal Finance Agency
                5 3/4% 8/1/2013                                                                  1,676,250         389
     1,000M   Redford Unified School District 6 3/8% 5/1/2010                                    1,172,500         272
       380M   Saline Building Authority 7.1% 7/1/2009                                              395,033          92
     1,000M   Waterford Township School District 6 1/4% 6/1/2004*                                1,091,250         253
     1,000M   Williamson Community School District
                5 1/2% 5/1/2025                                                                  1,065,000         247
       475M   Zeeland Public Schools 6% 5/1/2004*                                                  518,938         122
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,167,702       5,615
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.9%
              Michigan State Hospital Finance Authority Revenue:
    $1,000M     Ascension Health Credit 5 3/4% 11/15/2017                                       $1,066,250        $248
     1,000M     Mercy Mount Clemens 5 3/4% 5/15/2017                                             1,075,000         250
     1,000M     St. John's Hospital 6% 5/15/2008                                                 1,052,390         244
     1,000M   Saginaw Hospital Finance Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,086,250         251
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,279,890         993
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.2%
     1,500M   Puerto Rico Commonwealth Hwy. & Trans. Hwy. Rev.
                6 1/4% 7/1/2015                                                                  1,798,125         418
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.8%
              Detroit Water Supply System Revenue:
     1,750M     5 1/2% 7/1/2014                                                                  1,894,375         440
     1,275M     6 1/2% 7/1/2015                                                                  1,545,938         359
     1,000M   Kalamazoo Water Revenue 6% 9/1/2015                                                1,090,000         253
              Michigan State Strategic Fund (Detroit Edison):
     1,750M     6.95% 5/1/2011                                                                   2,128,437         494
     1,000M     7% 5/1/2021                                                                      1,248,750         290
       500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                                621,875         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,529,375       1,979
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--9.1%
     1,000M   Grand Rapids Downtown Dev. Auth.
                Zero Coupon 6/1/2009                                                               755,000         175
              Michigan Municipal Bond Authority Revenue:
       530M     6.55% 11/1/2008                                                                    587,637         136
     1,000M     6 1/8% 5/1/2014                                                                  1,082,500         251
     1,500M     5% 5/1/2019                                                                      1,511,250         351
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,936,387         913
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,729,978)                                               42,711,479       9,918
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.3%
              Adjustable Rate Notes**
      $700M   Cornell Township Economic Dev. Corp. 2%                                             $700,000        $163
       300M   University of Michigan Rev. 1.8%                                                     300,000          70
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,000,000)                                                                              1,000,000         233
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $39,729,978)                                                                101.5%      43,711,479      10,151
Excess of Liabilities Over Other Assets                                              (1.5)        (648,246)       (151)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%     $43,063,233     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--92.9%
              Certificates of Participation--4.7%
      $400M   Minneapolis Special School District #001,
                5.9% 2/1/2006*                                                                    $442,000        $381
       100M   Woodbury Series "A" 5% 2/1/2014                                                      104,375          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                   546,375         471
----------------------------------------------------------------------------------------------------------------------
              Education--4.0%
       400M   University of Minnesota 5 3/4% 7/1/2017                                              460,000         397
----------------------------------------------------------------------------------------------------------------------
              General Obligations--43.9%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        443,000         382
       325M   Bloomington Ind. School District #271,
                5 1/8% 2/1/2015                                                                    344,093         297
       200M   Delano Ind. School District #879, 5.6% 2/1/2015                                      218,000         188
              Eagan Recreational Facilities Series "A":
       480M     5% 2/1/2015                                                                        503,400         435
       250M     5% 2/1/2016                                                                        259,687         224
       400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                 417,000         360
       285M   Inver Grove Heights Ind. School District #199,
                5 3/4% 2/1/2012                                                                    311,719         269
       280M   Lakeville 5 1/2% 2/1/2011                                                            296,450         256
       405M   Lino Lakes 5.7% 2/1/2012                                                             433,856         374
       260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                                     268,125         231
       400M   Moorehead Ind. School District #152, 5% 4/1/2017                                     412,500         356
       350M   North St. Paul Maplewood Ind. School District #622,
                7.1% 2/1/2005*                                                                     391,125         338
              Pequot Lakes Ind. School District #186:
       250M     5% 2/1/2016                                                                        259,687         224
       250M     5 1/8% 2/1/2018                                                                    258,438         223
       250M   St. Paul Ind. School District #625, 5 5/8% 2/1/2015                                  270,000         233
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,087,080       4,390
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.6%
       200M   Hibbing Health Care Facilities Rev. (Duluth Clinic)
                5 1/2% 11/1/2013*                                                                  224,500         194
       500M   Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.)
                5 1/2% 5/15/2017                                                                   536,875         463
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
      $350M   Minnesota Agriculture & Economic Dev. Brd. Rev.
                (Benedictine Hlth.) 5 1/4% 2/15/2014                                              $373,625        $322
       500M   St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                  553,750         479
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,688,750       1,458
----------------------------------------------------------------------------------------------------------------------
              Housing--12.5%
              Minnesota State Housing Finance Authority:
       515M     Rental Housing Revenue 5.9% 8/1/2015                                               536,888         464
                Single-Family Mortgage Revenue:
       110M        6.4% 1/1/2015                                                                   113,987          98
       235M        6% 1/1/2018                                                                     247,338         213
       400M   Minnetonka Multi-Family Housing Rev.
                (Cedar Hills Proj.) 5.9% 10/20/2019                                                419,000         362
              St. Paul Housing & Redevelopment Authority:
        65M     Multi-Family Hsg. Rev. (Como Lake Proj.)
                  7 1/2% 3/1/2026 (Defaulted) (Note 1A)                                             64,838          56
        65M   Single-Family Mortgage Revenue 6 1/4% 9/1/2014                                        67,844          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,449,895       1,252
----------------------------------------------------------------------------------------------------------------------
              Utilities--13.2%
       400M   Northern Minnesota Municipal Power Agency
                Electric System Revenue 5.4% 1/1/2016                                              426,500         367
       210M   Southern Minnesota Municipal Power Agency
                Power Supply System 5 3/4% 1/1/2018                                                217,768         188
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    348,156         300
       500M     5 1/2% 1/1/2015                                                                    543,125         469
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,535,549       1,324
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,111,108)                                               10,767,649       9,292
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--3.5%
      $400M   Cohasset Revenue (Minnesota Power & Light Co.)
                Adjustable Rate Note 1.85%** (cost $400,000)                                      $400,000        $345
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $10,511,108)                               96.4%     11,167,649       9,637
Other Assets, Less Liabilities                                                         3.6         420,444         363
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $11,588,093     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.8%
              Education--9.0%
      $125M   Bowling Green School District 5.85% 3/1/2020                                        $133,906        $193
       170M   Kansas City Metro Cmnty. Colleges Bldg.
                Corp. Rev. 5% 7/1/2021                                                             170,638         246
       150M   Missouri Southern State College Rev. Aux.
                Enterprise Sys. 5.3% 4/1/2015                                                      160,125         231
       150M   Missouri State Health & Educational Facilities
                Authority Webster University 5 1/2% 4/1/2018                                       158,250         228
----------------------------------------------------------------------------------------------------------------------
                                                                                                   622,919         898
----------------------------------------------------------------------------------------------------------------------
              General Obligations--34.8%
       100M   Belton School District #124, 6% 3/1/2018                                             109,750         158
       400M   Cass County Reorg. School District #2,
                5 1/2% 3/1/2017                                                                    430,000         620
              Greene County Reorg. School District #8:
       200M     5 1/4% 3/1/2018                                                                    208,750         301
       250M     5 1/4% 3/1/2019                                                                    259,062         373
       300M   Jackson County Reorg. School District #7,
                5 1/4% 3/1/2020                                                                    308,625         445
       100M   Jefferson County School District #6, 6% 3/1/2014                                     112,250         162
       150M   Kansas City Streetlight Project Series "A"
                5 1/4% 2/1/2016                                                                    158,813         229
       125M   Maplewood Richmond Heights School District
                5 1/4% 3/1/2016                                                                    131,719         190
       125M   St. Joseph's School District 5 3/4% 3/1/2019                                         134,844         194
       125M   St. Louis County Pattonville School District #3,
                5 3/4% 3/1/2017                                                                    136,562         197
       150M   St. Louis School District 5 3/8% 4/1/2017                                            158,812         229
       250M   Washington School District 5% 3/1/2015                                               261,875         377
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,411,062       3,475
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.9%
              Missouri State Health & Educational Facilities Authority:
       140M     BJC Health System Series "A" 6 3/4% 5/15/2011                                      169,575         244
        90M     Health Midwest 6.1% 6/1/2011                                                        97,425         141
       125M     SSM Health Care 6 1/4% 6/1/2007                                                    127,969         184
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
       $80M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    $87,500        $126
----------------------------------------------------------------------------------------------------------------------
                                                                                                   482,469         695
----------------------------------------------------------------------------------------------------------------------
              Housing--1.4%
        90M   Missouri State Housing Dev. Comm. (Ecumenical Hsg.)
                5.8% 3/1/2010                                                                       94,275         136
----------------------------------------------------------------------------------------------------------------------
              Transportation--10.2%
       250M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                        292,500         421
              St. Louis Airport Revenue:
       150M     5 1/8% 7/1/2015                                                                    156,563         226
       255M     5.3% 7/1/2021                                                                      261,375         377
----------------------------------------------------------------------------------------------------------------------
                                                                                                   710,438       1,024
----------------------------------------------------------------------------------------------------------------------
              Utilities--13.7%
       250M   Jefferson Cnty. Cons. Public Water Supply
                5 1/4% 12/1/2016                                                                   273,750         394
        80M   Liberty Sewer System Revenue 6.15% 2/1/2015                                           89,000         128
       150M   Missouri State Environmental Impt. & Energy Res. Auth.
                Water Pollution Control 5.4% 7/1/2018                                              157,875         228
       250M   Puerto Rico Electric Power Authority Revenue
                5 3/8% 7/1/2017                                                                    267,812         386
       150M   St. Louis Water and Sewer Revenue 6% 7/1/2004*                                       164,625         237
----------------------------------------------------------------------------------------------------------------------
                                                                                                   953,062       1,373
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--20.8%
       100M   Clay County Public Building Auth. Leasehold Rev.
                5 1/8% 5/15/2014                                                                   104,500         151
       250M   Kansas City Municipal Assistance Corp. Rev.
                Series "A" 5% 3/1/2019                                                             254,063         366
       125M   Missouri State Development Finance Board
                6% 4/1/2014                                                                        140,469         202
       150M   Puerto Rico Public Finance Corp. Comwlth.
                Approp. Series "A" 5 3/8% 6/1/2015                                                 166,875         241
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Springfield Public Building Corp. Leasehold Revenue:
      $125M     Capital Improvement 5.6% 6/1/2014                                                 $135,937        $196
       230M     Jordan Valley 5.85% 6/1/2014                                                       255,012         368
              St. Louis Municipal Finance Corp. Leasehold Revenue:
       250M     Carnahan Courthouse Series "A" 5% 2/15/2020                                        252,188         363
       125M     City Justice Center Series "A" 5 3/4% 2/15/2018                                    135,625         195
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,444,669       2,082
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $6,375,921)                                      96.8%      6,718,894       9,683
Other Assets, Less Liabilities                                                         3.2         220,208         317
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $6,939,102     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              Education--13.5%
              New Jersey Educational Facilities Auth. Rev.:
    $2,125M   College of New Jersey Series "C" 5 3/8% 7/1/2016                                  $2,287,032        $329
     1,040M   Rowan Univ. Series "C" 5 1/4% 7/1/2013                                             1,133,600         163
     1,210M   Puerto Rico Indl. Tourist Edl. University Plaza
                Series "A" 5 5/8% 7/1/2013                                                       1,344,613         194
     1,000M   University of Medicine & Dentistry of New Jersey
                Series "A" 5 3/8% 12/1/2016                                                      1,078,750         155
              University of Puerto Rico:
     1,715M     5 3/4% 6/1/2017                                                                  1,905,794         274
     1,500M     5 3/4% 6/1/2018                                                                  1,659,375         239
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,409,164       1,354
----------------------------------------------------------------------------------------------------------------------
              General Obligations--17.4%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                                    2,091,250         301
              Essex County Improvement Authority:
                Orange County School District:
     1,025M       Series "A" 6.95% 7/1/2005*                                                     1,174,906         169
     1,220M       Series "B" 6.95% 7/1/2005*                                                     1,398,425         201
     1,135M   North Burlington Cnty. Regl. School Dist.
                5 1/4% 4/1/2016                                                                  1,241,406         179
     1,000M   Perth Amboy Board of Education 5% 7/15/2017                                        1,033,750         149
              Puerto Rico Commonwealth:
     1,000M     6 1/4% 7/1/2013                                                                  1,197,500         173
     1,500M     5.65% 7/1/2015                                                                   1,710,000         246
       995M   Union City 6.4% 11/1/2013                                                          1,202,706         173
     1,000M   West Deptford 5 1/2% 9/1/2020                                                      1,050,000         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,099,943       1,742
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.1%
              New Jersey State Health Care Facilities Financing
                Authority:
     1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                                 1,137,744         164
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                                   2,017,656         291
     1,100M     Hunterdon Hospital 7% 7/1/2020                                                   1,104,268         159
     1,000M     Meridian Health System Oblig. Group
                  5 5/8% 7/1/2014                                                                1,092,500         157
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
      $700M     Monmouth Medical Center 6 1/4% 7/1/2004*                                          $771,750        $111
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                         3,662,100         527
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,786,018       1,409
----------------------------------------------------------------------------------------------------------------------
              Housing--3.6%
              New Jersey State Housing & Mortgage
                Financing Agency:
     1,375M       Regency Park Project 6.05% 11/1/2017                                           1,459,219         210
     1,000M       Regency Park Project 5.7% 5/1/2020                                             1,041,250         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,500,469         360
----------------------------------------------------------------------------------------------------------------------
              Transportation--21.9%
     1,000M   Delaware River & Bay Auth. 5 1/2% 1/1/2016                                         1,075,000         155
     1,000M   Delaware River Port Auth. PA & NJ Rev.
                5 3/4% 1/1/2022                                                                  1,062,500         153
     1,000M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2016                                                                      1,108,750         160
     1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                    1,146,250         165
     4,500M   New Jersey State Transportation Trust Fund Auth.
                5 1/2% 12/15/2018                                                                4,995,000         719
              Port Authority of New York & New Jersey 125th Series:
     3,000M     5% 10/15/2018                                                                    3,071,250         442
     1,000M     5% 10/15/2020                                                                    1,010,000         145
     1,500M   Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                      1,755,000         252
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,223,750       2,191
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.9%
     1,035M   New Jersey Wastewater Treatment Trust
                6 1/4% 4/1/2004*                                                                 1,132,031         163
     1,250M   Passaic Valley Sewer Commission
                5 5/8% 12/1/2018                                                                 1,353,125         195
     1,000M   Puerto Rico Comwlth. Aqueduct & Sewer Auth.
                6 1/4% 7/1/2013                                                                  1,197,500         172
              Puerto Rico Electric Power Authority:
     1,000M   Series HH 5 1/4% 7/1/2029                                                          1,015,000         146
     2,000M   Series II 5 3/8% 7/1/2017                                                          2,142,500         309
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,840,156         985
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--18.0%
    $2,900M   Atlantic County Impt. Auth. Lux. Tax
                (Convention Ctr.) 7.4% 7/1/2016                                                 $3,668,500        $528
     1,350M   Cape May County Indl. Poll. Cntl. Fin. Auth.
                6.8% 3/1/2021                                                                    1,692,562         244
     1,000M   Essex County Impt. Auth. Correctional Facs.
                5 1/2% 10/1/2018                                                                 1,063,750         153
              New Jersey Economic Development Authority:
     2,000M     Educational Testing Service 6 1/8% 5/15/2005*                                    2,245,000         323
     2,185M     Market Transition Facility 5 7/8% 7/1/2004*                                      2,392,575         344
     1,195M   Puerto Rico Public Buildings Authority
                Series "A" 6 1/4% 7/1/2014                                                       1,434,000         207
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,496,387       1,799
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $63,022,391)                                     98.4%     68,355,887       9,840
Other Assets, Less Liabilities                                                         1.6       1,108,475         160
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $69,464,362     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--94.8%
              Certificates of Participation--10.7%
      $400M   Carteret County 5 5/8% 6/1/2020                                                     $426,500        $227
              Harnett County:
       500M     5 1/2% 12/1/2014                                                                   548,750         291
       500M     5 1/8% 12/1/2023                                                                   503,125         267
       250M   Pitt County 5 1/4% 4/1/2015                                                          266,875         142
       250M   Randolph County 5 1/2% 6/1/2015                                                      270,000         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,015,250       1,070
----------------------------------------------------------------------------------------------------------------------
              Education--9.7%
       500M   Appalachian State Univ. Hsg. & Student Center
                5.6% 7/15/2020                                                                     532,500         283
       430M   Iredell County Public Facilities School Projects
                6% 6/1/2017                                                                        480,525         255
       500M   North Carolina Capital Facilities Fin. Agy.
                (Meredith College) 5 1/8% 6/1/2014                                                 532,500         283
       250M   North Carolina Central Univ. Housing Rev.
                5.6% 11/1/2012                                                                     270,313         144
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,815,838         965
----------------------------------------------------------------------------------------------------------------------
              General Obligations--24.0%
       250M   Bladen County 5.6% 5/1/2016                                                          274,375         146
       500M   Brunswick County 5 3/4% 5/1/2017                                                     551,875         293
       250M   Cleveland County 5 1/2% 3/1/2012                                                     267,187         142
       750M   Craven County 5% 5/1/2018                                                            772,500         410
       200M   Gaston County 5.7% 3/1/2004*                                                         216,250         115
       400M   Johnston County 5% 6/1/2018                                                          415,500         221
       200M   Morganton 5.7% 6/1/2014                                                              217,000         116
       400M   Onslow County 5.7% 3/1/2011                                                          434,500         231
              Puerto Rico Commonwealth:
       250M     5.65% 7/1/2015                                                                     285,000         151
       300M     5 1/4% 7/1/2027                                                                    305,625         162
       280M   Rowan County 5.6% 4/1/2014                                                           299,600         159
       250M   Union County 5.4% 3/1/2015                                                           269,688         143
       200M   Watauga County 5.9% 6/1/2004*                                                        218,750         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,527,850       2,404
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.7%
      $250M   Cumberland County Finance Corp. Installment
                Pmt. Rev. (Detention Ctr. & Mental Hlth.)
                5 5/8% 6/1/2017                                                                   $269,375        $143
       400M   North Carolina Medical Care Community Hosp. Rev.
                (Northeast Med. Ctr.) 5 3/8% 11/1/2016                                             426,000         226
       175M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    191,406         102
----------------------------------------------------------------------------------------------------------------------
                                                                                                   886,781         471
----------------------------------------------------------------------------------------------------------------------
              Housing--.7%
       125M   North Carolina Housing Finance Agy. Multi-Family
                6.6% 7/1/2017                                                                      130,937          69
----------------------------------------------------------------------------------------------------------------------
              Transportation--15.6%
              Piedmont Triad Airport Authority Revenue:
       800M     5 1/2% 7/1/2013                                                                    864,000         458
       250M     5 1/4% 7/1/2016                                                                    262,813         140
              Puerto Rico Commonwealth Highway &
              Transportation Authority Revenue:
       520M     6 1/4% 7/1/2014                                                                    624,650         331
       250M     6% 7/1/2018                                                                        292,500         155
       840M   Raleigh-Durham Airport Auth. Rev. 5% 11/1/2011                                       900,900         478
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,944,863       1,562
----------------------------------------------------------------------------------------------------------------------
              Utilities--27.1%
       600M   Broad River Water Auth. Water Sys. Rev.
                5 3/4% 6/1/2017                                                                    658,500         350
       250M   Buncombe County Solid Waste System
                5.6% 3/1/2011                                                                      269,062         143
       250M   Charlotte Storm Water Fee 5.65% 6/1/2010*                                            283,125         151
       300M   Fayetteville Public Works Commission Rev.
                5 1/2% 3/1/2015                                                                    325,875         174
       250M   Gastonia Combined Utilities Sys. Rev.
                5 5/8% 5/1/2015                                                                    275,000         146
       250M   Greensboro Enterprise System Rev.
                5% 6/1/2017                                                                        257,813         137
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Greenville Combined Enterprise System Revenue:
      $250M     5 3/4% 9/1/2014                                                                   $287,500        $152
       515M     6% 9/1/2016                                                                        606,412         322
       250M     5 1/2% 9/1/2017                                                                    266,250         141
       250M     5 1/2% 9/1/2018                                                                    264,688         141
       250M   Kinston Enterprise System Rev. 5.7% 4/1/2012                                         269,062         143
       220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                             231,825         123
       200M   North Carolina Eastern Municipal Pwr. Agy.
                5.6% 1/1/2010                                                                      217,750         116
       200M   North Carolina Municipal Power Agy.
                (Catawba Electric) 6% 1/1/2010                                                     228,000         120
       650M   Puerto Rico Electric Power Auth.
                5 1/4% 7/1/2022                                                                    670,313         355
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,111,175       2,714
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--2.3%
       390M   Fayetteville Finance Corp. Inst. Municipal Bldg.
                Prog. 5.7% 2/1/2010                                                                422,175         225
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,696,416)                                               17,854,869       9,480
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--3.2%
       600M   University North Carolina Hospital Chapel Hill Rev.
                Adjustable Rate Note 2%** (cost $600,000)                                          600,000         318
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $17,296,416)                                                                  98.0%     18,454,869       9,798
Other Assets, Less Liabilities                                                         2.0         380,355         202
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $18,835,224     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.7%
              Education--4.9%
    $1,000M   University Akron Ohio General Receipts
                6% 1/1/2016                                                                     $1,130,000        $494
----------------------------------------------------------------------------------------------------------------------
              General Obligations--67.1%
     1,000M   Adams County Valley Local School District
                7% 12/1/2015                                                                     1,262,500         552
       800M   Avon Local School District 6 1/2% 12/1/2015                                          979,000         428
       100M   Batavia Local School District 7% 12/1/2005*                                          116,250          51
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                                  1,233,750         539
       425M   Bedford Heights Jail Facilities 6 1/2% 12/1/2014                                     472,281         206
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   572,500         250
       500M   Clyde-Green Springs Exempted Village
                Local School District 7% 12/1/2013                                                 568,125         248
       450M   Dublin 6.4% 12/1/2014                                                                529,312         231
       525M   East Clinton Local School District
                6 7/8% 12/1/2009                                                                   594,563         260
     1,135M   Eaton City School District 5 3/8% 12/1/2018                                        1,205,938         527
       265M   Finneytown Local School District 6 1/4% 12/1/2012                                    315,019         138
       700M   Garfield Heights 6.3% 12/1/2014                                                      774,375         338
       815M   Hamilton (One Renaissance Center) Series "A"
                5 1/2% 11/1/2014                                                                   897,519         392
       655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                  740,150         323
       740M   Lakota Local School District 5 1/2% 12/1/2017                                        820,475         359
     1,300M   Lorain 5 1/2% 12/1/2018                                                            1,392,625         609
       250M   North Fork Local School District 5 3/4% 12/1/2018                                    284,375         124
       500M   North Royalton City School 6% 12/1/2014                                              567,500         248
       350M   Portage County 6.2% 12/1/2014                                                        386,313         169
       285M   Shaker Heights City School District 7.1% 12/15/2010                                  332,381         145
       410M   Summit County 6 1/4% 12/1/2010*                                                      484,312         213
       750M   Youngstown 6% 12/1/2031                                                              819,375         359
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,348,638       6,709
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.4%
       500M   Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                5 1/2% 9/1/2011                                                                    545,000         238
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--12.7%
      $600M   Alliance Sewer System Revenue 6% 10/15/2010                                         $657,000        $287
       280M   Hamilton Wastewater Revenue 5.9% 10/15/2011                                          304,150         133
       500M   Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                  543,125         237
              Ohio State Water Dev. Auth. Rev. Pure Water:
     1,000M     Series "B" 5 1/2% 6/1/2017                                                       1,106,250         483
       250M     Series "I" 7% 12/1/2009                                                            292,500         128
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,903,025       1,268
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--9.6%
     1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                         1,116,250         488
     1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                      1,092,500         477
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,208,750         965
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,344,534)                                               22,135,413       9,674
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.2%
              Adjustable Rate Notes**
       200M   Ohio State Air Quality Dev. Auth. Rev. 1.8%                                          200,000          88
       300M   Puerto Rico Commonwealth Govt. Dev.
                Bank 1.12%                                                                         300,000         131
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $500,000)                                                                                  500,000         219
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $20,844,534)                                                                  98.9%     22,635,413       9,893
Other Assets, Less Liabilities                                                         1.1         245,214         107
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $22,880,627     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.3%
              Certificates of Participation--6.0%
              Oregon State Dept. of Administrative Services:
      $500M     5.65% 5/1/2007*                                                                   $560,625        $258
       500M     5 1/4% 5/1/2017                                                                    526,250         243
       100M   Oregon State Dept. of General Services 6% 9/1/2002                                   101,758          47
       100M   Washington County Educational Service District
                7% 6/1/2005*                                                                       113,000          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,301,633         600
----------------------------------------------------------------------------------------------------------------------
              Education--2.0%
       200M   Chemeketa Community College District
                6.4% 7/1/2009                                                                      219,250         101
       200M   Oregon State Hlth. & Hsg. Educ. & Cult. Facs.
                (Lewis & Clark College) 6% 10/1/2013                                               218,250         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                   437,500         201
----------------------------------------------------------------------------------------------------------------------
              General Obligations--50.1%
       300M   Chemeketa Community College District
                5.8% 6/1/2006*                                                                     333,000         154
       500M   Deschutes County Administrative School District #1
                5 1/2% 6/15/2016                                                                   538,750         249
     1,055M   Gresham 5 3/8% 6/1/2017                                                            1,122,256         519
       250M   Jackson County School District #4 (Phoenix)
                5 1/2% 6/15/2016                                                                   269,375         124
       635M   Jefferson County School District #509J
                5 1/4% 6/15/2019                                                                   658,019         304
       500M   Josephine County School District (Three Rivers)
                5 1/4% 6/15/2017                                                                   524,375         242
       245M   La Grande 5 5/8% 6/1/2011                                                            260,006         120
       200M   Lane County School District #019 (Springfield)
                6 1/4% 10/15/2004*                                                                 221,000         102
       100M   Lincoln County School District 5 1/4% 6/15/2012                                      107,375          50
              Linn County School District:
       250M     #9 (Lebanon) 6 1/8% 6/15/2010*                                                     289,063         134
       180M     #095 (Scio) 5 3/4% 7/15/2011                                                       192,600          89
       500M     #055 (Sweet Home) 5 1/2% 6/15/2025                                                 515,000         238
       250M   Morrow County School District #1,
                5 5/8% 6/15/2014                                                                   275,313         127
       250M   Multnomah County School District #7 (Reynolds)
                5 5/8% 6/15/2014                                                                   274,687         127
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
              Polk Marion & Benton Counties School District #13J:
      $200M     5 1/2% 12/1/2008                                                                  $215,750        $100
       760M     5 5/8% 6/15/2016                                                                   822,700         380
       650M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                             778,375         360
       600M   Southwestern Community College District
                6.05% 6/1/2020                                                                     658,500         304
       250M   Tillamook County 5.6% 1/15/2012                                                      266,250         123
              Umatilla County School District #016R (Pendleton):
       200M     6% 7/1/2004*                                                                       217,500         100
       500M     5 1/4% 7/1/2014                                                                    546,250         252
       520M   Wasco County School District #12,
                5 1/2% 6/15/2018                                                                   575,900         266
       700M   Washington and Clackamas County School
                District #23 (Tigard) 5 1/4% 6/1/2016                                              764,750         353
              Washington County School District:
       170M     #003 (Hillsboro) 6% 11/1/2005*                                                     188,913          87
       145M     #88J (Sherwood) 6.1% 6/1/2005*                                                     160,044          74
        55M     #88J (Sherwood) 6.1% 6/1/2012                                                       59,675          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,835,426       5,006
----------------------------------------------------------------------------------------------------------------------
              Housing--2.6%
              Oregon State Housing & Community Svcs. Dept.
              Mortgage Rev. Single-Family Mortgage Program:
       190M     6% 7/1/2012                                                                        200,687          93
       340M     5.95% 7/1/2013                                                                     361,675         167
----------------------------------------------------------------------------------------------------------------------
                                                                                                   562,362         260
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.4%
              Oregon State Department of Transportation Revenue:
       100M     6.2% 6/1/2008                                                                      108,750          50
       200M     6 1/4% 6/1/2009                                                                    217,500         100
       500M   Portland Airport Way Urban Renewal & Redevelopment
                6% 6/15/2016                                                                       562,500         260
              Puerto Rico Commonwealth Highway &
              Transportation Authority Revenue:
       500M     6 1/4% 7/1/2014                                                                    600,625         277
       300M     5 3/4% 7/1/2018                                                                    334,500         155
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,823,875         842
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.1%
      $440M   Columbia River Oregon Peoples Utility District
                Electric System 5.55% 12/1/2020                                                   $462,000        $213
       125M   Emerald Peoples Utility District 7.35% 11/1/2011                                     157,031          73
       400M   Eugene Electric Utility Revenue 5% 8/1/2022                                          399,500         185
       600M   Eugene Water Utility System 5.8% 8/1/2020                                            647,250         299
       200M   Klamath Falls Water Revenue 6.1% 6/1/2004*                                           217,500         100
       250M   Marion County Solid Waste & Electric Revenue
                5 3/8% 10/1/2008                                                                   266,562         123
       250M   Portland Gas Tax Revenue 5 3/4% 6/1/2012                                             267,500         124
       400M   Portland Oregon Sewer System Revenue Series "A"
                6.2% 6/1/2004*                                                                     436,000         201
       500M   Puerto Rico Electric Power Auth. 5 1/4% 7/1/2029                                     507,500         234
       250M   Salem Water & Sewer Revenue 5 1/2% 6/1/2006*                                         274,688         127
       250M   Washington County Unified Sewer Agy.
                5 3/4% 10/1/2012                                                                   285,937         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,921,468       1,811
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.1%
       500M   Oregon State Administrative Services Lottery
                5 3/4% 4/1/2014                                                                    546,875         254
              Portland Oregon Urban Renewal & Redevelopment:
       700M     5 3/4% 6/15/2017                                                                   766,500         355
       405M     5 1/2% 6/15/2020                                                                   424,744         197
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,738,119         806
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $19,316,952)                                               20,620,383       9,526
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.3%
       500M   Portland Oregon Poll. Cntl. (Reynolds Metal)
                Adjustable Rate Note 1.9%** (cost $500,000)                                        500,000         231
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $19,816,952)                               97.6%     21,120,383       9,757
Other Assets, Less Liabilities                                                         2.4         526,031         243
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $21,646,414     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2002.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.7%
              Education--11.9%
    $1,000M   Allegheny County Higher Educ. Bldg. Auth.
                (Duquesne Univ.) 5 1/2% 3/1/2020                                                $1,086,250        $238
     1,000M   Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                               1,165,000         255
     1,410M   Pennsylvania State Higher Educ. Facs. Auth.
                5 1/2% 6/15/2014                                                                 1,521,038         333
              State Public School Bldg. Auth. College Rev.:
     1,000M     Butler Cnty. Cmnty. College Proj. 5.7% 7/15/2010*                                1,128,750         247
       500M     Delaware Cnty. Cmnty. College Proj.
                  5 3/4% 10/1/2016                                                                 549,375         121
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,450,413       1,194
----------------------------------------------------------------------------------------------------------------------
              General Obligations--31.1%
     1,000M   Adams County 5 3/8% 11/15/2022                                                     1,026,250         225
     1,000M   Erie 5.7% 5/15/2007*                                                               1,116,250         244
     1,545M   Garnet Valley School District 5 1/2% 4/1/2014                                      1,689,844         369
     1,000M   General McLane School District 5 3/4% 5/15/2007*                                   1,118,750         245
     1,065M   Mifflin County 5 1/2% 9/1/2020                                                     1,119,581         245
     1,365M   Owen J. Roberts School District 5 1/2% 8/15/2016                                   1,475,906         323
     1,000M   Pennsbury School District 5 1/2% 1/15/2017                                         1,072,500         235
       385M   Philadelphia 6% 11/15/2014                                                           422,537          93
              Philadelphia School District:
     1,180M     6% 3/1/2015                                                                      1,328,975         291
     1,000M     5 1/2% 2/1/2026                                                                  1,031,250         226
     1,500M   Pittsburgh 5 1/2% 9/1/2014                                                         1,674,375         368
     1,000M   Stroudsburg Area School District 5.8% 10/1/2005*                                   1,102,500         241
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,178,718       3,105
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.5%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                  1,146,250         251
                Health Center - University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                                  1,078,750         236
     1,000M       5.65% 4/1/2014                                                                 1,073,750         235
     1,000M   Berks County Municipal Auth. Hosp. (Reading
                Hosp. Med. Ctr.) 5.7% 10/1/2014                                                  1,126,250         247
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    $1,000M   Dauphin County General Hlth. Sys. (Pinnacle Hlth. Sys.)
                5 1/2% 5/15/2013                                                                $1,065,000        $233
     1,000M   Pennsylvania State Higher Edl. Facs. Auth. Hlth. Svcs.
                5.7% 11/15/2011                                                                  1,115,000         244
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,605,000       1,446
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.6%
     1,620M   Allegheny County Port. Auth. Spl. Rev.
                5 1/4% 3/1/2020                                                                  1,662,525         364
----------------------------------------------------------------------------------------------------------------------
              Utilities--22.1%
     1,000M   Allegheny County Sanitation Auth. Sewer Rev.
                6 1/4% 12/1/2014                                                                 1,105,000         242
     1,325M   Bucks County Water & Sewer Auth. Rev.
                5 3/8% 6/1/2019                                                                  1,384,625         303
     1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                         1,138,750         249
       600M   North Pennsylvania Water Auth. 6 7/8% 11/1/2004*                                     672,000         148
     1,000M   Philadelphia Water & Wastewater Revenue
                6 1/4% 8/1/2012                                                                  1,180,000         258
     2,950M   Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                                 3,517,875         770
     1,000M   Washington County Indl. Dev. Auth. (West Penn. Pwr.)
                6.05% 4/1/2014                                                                   1,091,250         240
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,089,500       2,210
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--16.5%
     1,000M   Pennsylvania Intergovernmental Coop. Auth. Spl.
                Tax Rev. 7% 6/15/2005*                                                           1,127,500         246
     1,000M   Pennsylvania State Indl. Dev. Auth. 6% 1/1/2012                                    1,070,000         234
              Philadelphia Auth. Indl. Dev. Lease Rev.:
     1,000M     5 1/2% 10/1/2014                                                                 1,096,250         240
     1,000M     5 1/2% 10/1/2016                                                                 1,085,000         238
     1,000M   Philadelphia Housing Authority Revenue
                Bonds Series "A" 5 1/2% 12/1/2019                                                1,052,500         231
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Philadelphia Redev. Neighborhood Transformation
                Series "A":
    $1,000M       5 1/2% 4/15/2016                                                              $1,075,000        $235
     1,000M       5 1/2% 4/15/2019                                                               1,052,500         231
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,558,750       1,655
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $41,961,537)                                     99.7%     45,544,906       9,974
Other Assets, Less Liabilities                                                          .3         118,985          26
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $45,663,891     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.8%
              Education--7.7%
      $575M   George Mason University 6 3/8% 2/1/2016                                             $631,781        $168
     1,100M   Norfolk Redev. & Housing Auth.
                (Tidewater Cmnty. College) 5 7/8% 11/1/2015                                      1,205,875         321
     1,000M   Virginia College Building Auth. Educational
                Facilities Rev. 5 1/4% 2/1/2017                                                  1,052,500         280
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,890,156         769
----------------------------------------------------------------------------------------------------------------------
              General Obligations--18.4%
     1,000M   Hampton 5 3/4% 2/1/2014                                                            1,112,500         296
     1,065M   Harrisonburg Public Safety & Steam Plant
                Series "A" 5% 7/15/2020                                                          1,070,325         285
     1,000M   Portsmouth Public Utility 5 1/2% 8/1/2019                                          1,039,450         277
              Richmond:
     1,000M     5 3/8% 1/15/2015                                                                 1,072,500         285
     1,000M     5 1/2% 1/15/2017                                                                 1,075,000         286
     1,000M     5% 7/15/2019                                                                     1,016,250         270
       500M   Virginia State Public School Authority
                6 1/2% 8/1/2004*                                                                   556,250         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,942,275       1,847
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.4%
     1,150M   Danville Indl. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2004*                                                                1,273,625         339
              Roanoke Indl. Dev. Auth.:
     1,000M     Carilion Health System Series "A" 5 1/2% 7/1/2021                                1,040,000         277
     1,675M     Roanoke Memorial Hospitals Proj. 6 1/8% 7/1/2017                                 1,959,750         521
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,273,375       1,137
----------------------------------------------------------------------------------------------------------------------
              Housing--4.1%
     1,000M   Middlesex County Indl. Dev. Auth. Lease Rev.
                5 1/8% 8/1/2023                                                                  1,006,250         268
       500M   Powhatan County Economic Dev. Auth. Lease Rev.
                5 1/8% 7/15/2018                                                                   519,375         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,525,625         406
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--17.2%
              Metropolitan Washington DC Airport Auth. System:
      $960M     Series "B" 5.1% 10/1/2021                                                         $968,400        $258
       500M     Series "B" 5.125% 10/1/2022                                                        503,750         134
     1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                              1,684,063         448
              Puerto Rico Comwlth. Hwy. & Trans. Auth. Revenue:
     1,000M     6 1/4% 7/1/2014                                                                  1,201,250         320
       800M     6% 7/1/2018                                                                        936,000         249
     1,075M   Richmond Metropolitan Auth. Expwy. Rev.
                5 1/4% 7/15/2017                                                                 1,169,062         311
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,462,525       1,720
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.4%
     1,165M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                         1,313,538         350
     1,395M   Henry County Public Svc. Auth. Water &
                Sewer Rev. 5 1/2% 11/15/2019                                                     1,534,500         408
       325M   Leesburg Utility Sys. Rev. 6.3% 7/1/2002*                                            331,500          88
       500M   Loudon County Sanitation Auth. Water &
                Sewer Rev. 6 1/4% 1/1/2003*                                                        521,710         139
     1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                                1,105,000         294
              Puerto Rico Electric Power Authority:
     1,000M     5 3/8% 7/1/2017                                                                  1,071,250         285
     1,000M     Series II 5 1/4% 7/1/2022                                                        1,031,250         275
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,908,748       1,839
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--20.6%
       700M   Frederick County Indl. Dev. Auth. (Govt. Complex Proj.)
                6 1/2% 12/1/2014                                                                   788,375         210
       750M   Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                   781,875         208
       500M   Henrico County Economic Dev. Auth.
                (Regional Jail Proj.) 5 5/8% 11/1/2015                                             548,125         146
     1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2017                                                                     1,125,000         299
     1,000M   Puerto Rico Public Buildings Auth.
                6 1/4% 7/1/2014                                                                  1,200,000         319
     1,000M   Richmond Redev. & Housing Auth.
                (Old Manchester Projects) 6.8% 3/1/2005*                                         1,133,750         302
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Riverside Regional Jail Authority:
      $545M     5 7/8% 7/1/2005*                                                                  $609,038        $162
       455M     5 7/8% 7/1/2014                                                                    499,931         133
     1,010M   Virginia State Resources Auth. Infrastructure Rev.
                Series "B" 5 1/2% 5/1/2018                                                       1,073,125         286
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,759,219       2,065
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,405,159)                                     97.8%     36,761,923       9,783
Other Assets, Less Liabilities                                                         2.2         814,328         217
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $37,576,251     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements





This page intentionally left blank.





Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2002

-----------------------------------------------------------------------------------
                                         TAX-EXEMPT         INSURED
                                              MONEY    INTERMEDIATE         INSURED
                                             MARKET      TAX EXEMPT      TAX EXEMPT
-----------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                      $20,352,285     $18,895,236    $817,385,001
                                       ============    ============    ============
At value (Note 1A)                      $20,352,285     $19,602,069    $906,525,531
Cash (overdraft)                            323,085        (269,379)        545,204
Receivables:
Interest                                    124,348         192,598      15,163,392
Investment securities sold                       --       1,135,120              --
Shares sold                                      --         138,705          77,278
Other assets                                  4,891              --          81,733
                                       ------------    ------------    ------------
Total Assets                             20,804,609      20,799,113     922,393,138
                                       ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                               945           6,121         458,343
Investment securities
purchased                                        --       1,933,307       8,415,710
Shares redeemed                               1,415              --         815,672
Accrued advisory fees                         8,607           5,425         440,841
Accrued expenses                              3,701           3,856          74,478
                                       ------------    ------------    ------------
Total Liabilities                            14,668       1,948,709      10,205,044
                                       ------------    ------------    ------------
Net Assets                              $20,789,941     $18,850,404    $912,188,094
                                       ============    ============    ============
Net Assets Consist of:
Capital paid in                         $20,789,941     $17,793,542    $806,374,128
Undistributed net investment
income                                           --          12,341         230,982
Accumulated net realized gain
on investments                                   --         337,688      16,442,454
Net unrealized appreciation in value
of investments                                   --         706,833      89,140,530
                                       ------------    ------------    ------------
Total                                   $20,789,941     $18,850,404    $912,188,094
                                       ============    ============    ============
Net Assets:
Class A                                 $20,729,532     $14,725,880    $906,709,370
Class B                                 $    60,409     $ 4,124,524    $  5,478,724
Shares outstanding (Note 2):
Class A                                  20,729,532       2,336,699      86,911,257
Class B                                      60,409         653,309         525,547

Net asset value and redemption price
per share -- Class A                          $1.00+          $6.30          $10.43
                                       ============    ============    ============
Maximum offering price
per share - Class A*                            N/A           $6.68          $11.07
                                       ============    ============    ============
Net asset value and offering price
per share -- Class B (Note 2)                 $1.00           $6.31          $10.42
                                       ============    ============    ============


See notes to financial statements





---------------------------------------------------------------------------------------------------------------------
                                                                               MULTI-STATE INSURED TAX FREE FUND
                                                                         --------------------------------------------
                                              INSURED        NEW YORK
                                                  TAX         INSURED
                                            EXEMPT II        TAX FREE         ARIZONA      CALIFORNIA        COLORADO
---------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                        $50,723,632    $177,868,576     $18,215,728     $19,133,021     $ 9,655,933
                                         ============    ============    ============    ============    ============
At value (Note 1A)                        $52,869,881    $190,952,091     $19,522,513     $20,837,865     $10,212,238
Cash (overdraft)                              421,171         164,431          52,931         358,851          81,758
Receivables:
Interest                                      520,764       2,763,464         388,812         312,169          71,959
Investment securities sold                  2,492,039              --              --              --              --
Shares sold                                   597,816         180,009             277          25,718              47
Other assets                                       --          10,408              --             628              --
                                         ------------    ------------    ------------    ------------    ------------
Total Assets                               56,901,671     194,070,403      19,964,533      21,535,231      10,366,002
                                         ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                              33,085         112,408          25,037          24,105          10,914
Investment securities
purchased                                   5,924,914       4,559,818         256,330       1,018,370              --
Shares redeemed                                24,615          41,887          14,738             254              --
Accrued advisory fees                          19,173          86,336           5,954           6,151           1,579
Accrued expenses                                   --          24,185           1,365           6,128              --
                                         ------------    ------------    ------------    ------------    ------------
Total Liabilities                           6,001,787       4,824,634         303,424       1,055,008          12,493
                                         ------------    ------------    ------------    ------------    ------------
Net Assets                                $50,899,884    $189,245,769     $19,661,109     $20,480,223     $10,353,509
                                         ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                           $48,108,215    $172,871,611     $18,253,126     $18,517,766     $ 9,728,848
Undistributed net investment
income                                          5,488          92,814           8,191           4,695           1,754
Accumulated net realized gain
on investments                                639,932       3,197,829          93,007         252,918          66,602
Net unrealized appreciation in value
of investments                              2,146,249      13,083,515       1,306,785       1,704,844         556,305
                                         ------------    ------------    ------------    ------------    ------------
Total                                     $50,899,884    $189,245,769     $19,661,109     $20,480,223     $10,353,509
                                          ===========     ============    ============    ============    ============
Net Assets:
Class A                                   $44,122,842    $180,077,421     $17,819,931     $19,121,748     $ 9,301,603
Class B                                   $ 6,777,042    $  9,168,348     $ 1,841,178     $ 1,358,475     $ 1,051,906
Shares outstanding (Note 2):
Class A                                     2,953,505      12,111,633       1,298,841       1,570,540         691,287
Class B                                       453,813         616,930         134,226         111,587          78,230

Net asset value and redemption price
per share -- Class A                           $14.94          $14.87          $13.72          $12.18          $13.46
                                         ============    ============    ============    ============    ============
Maximum offering price
per share - Class A*                           $15.85          $15.78          $14.56          $12.92          $14.28
                                         ============    ============    ============    ============    ============
Net asset value and offering price
per share -- Class B (Note 2)                  $14.93          $14.86          $13.72          $12.17          $13.45
                                         ============    ============    ============    ============    ============

* On purchases of $25,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.


See notes to financial statements





Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2002

--------------------------------------------------------------------------------------------------------------------------------
                                                               MULTI-STATE INSURED TAX FREE FUND
                                ------------------------------------------------------------------------------------------------
                                 CONNECTICUT       FLORIDA       GEORGIA     MARYLAND  MASSACHUSETTS      MICHIGAN     MINNESOTA
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost               $28,192,728   $29,230,077    $7,878,956   $25,975,714   $25,670,204   $39,729,978   $10,511,108
                                ============  ============  ============  ============  ============  ============  ============
At value (Note 1A)               $30,172,278   $31,680,458    $8,508,888   $27,564,876   $27,655,345   $43,711,479   $11,167,649
Cash                                 176,308       431,655       106,449       317,686        16,498       266,830       195,384
Receivables:
Interest                             529,697       501,282       116,079       497,879       373,588       538,117       220,282
Investment securities sold                --     1,490,215            --            --            --            --            --
Shares sold                          285,421         2,535           478        91,270        11,499       124,704         9,521
Other assets                              --            --            --            --           644           608           528
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Assets                      31,163,704    34,106,145     8,731,894    28,471,711    28,057,574    44,641,738    11,593,364
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Liabilities
Payables:
Dividends payable                     18,316        40,001         2,733        26,411         8,992        41,283         3,413
Investment securities
purchased                          1,053,492     1,175,302            --            --            --     1,507,995            --
Shares redeemed                       51,932         1,225        11,848        22,169            --        12,536            --
Accrued advisory fees                 10,003        12,445           859         8,488         9,654        16,359         1,858
Accrued expenses                          --           488            --         1,155         8,628           332            --
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Liabilities                  1,133,743     1,229,461        15,440        58,223        27,274     1,578,505         5,271
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Assets                       $30,029,961   $32,876,684    $8,716,454   $28,413,488   $28,030,300   $43,063,233   $11,588,093
                                ============  ============  ============  ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                  $27,800,312   $30,183,904    $8,007,238   $26,734,761   $25,717,152   $39,073,604   $10,925,061
Undistributed net investment
income                                24,168        11,486         2,032        13,729         5,393        14,061         2,251
Accumulated net realized gain
(loss) on investments                225,931       230,913        77,252        75,836       322,614        (5,933)        4,240
Net unrealized appreciation
in value of investments            1,979,550     2,450,381       629,932     1,589,162     1,985,141     3,981,501       656,541
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total                            $30,029,961   $32,876,684    $8,716,454   $28,413,488   $28,030,300   $43,063,233   $11,588,093
                                ============  ============  ============  ============  ============  ============  ============
Net Assets:
Class A                          $25,503,968   $31,142,725    $7,594,669   $23,299,309   $24,688,316   $41,470,368   $11,238,739
Class B                          $ 4,525,993   $ 1,733,959    $1,121,785   $ 5,114,179   $ 3,341,984   $ 1,592,865   $   349,354
Shares outstanding (Note 2):
Class A                            1,898,481     2,286,326       558,428     1,686,866     2,031,946     3,200,471       951,382
Class B                              337,124       127,314        82,594       370,162       275,045       123,051        29,570

Net asset value and
redemption price
per share -- Class A                  $13.43        $13.62        $13.60        $13.81        $12.15        $12.96        $11.81
                                ============  ============  ============  ============  ============  ============  ============
Maximum offering price
per share - Class A*                  $14.25        $14.45        $14.43        $14.65        $12.89        $13.75        $12.53
                                ============  ============  ============  ============  ============  ============  ============
Net asset value and
offering price
per share -- Class B (Note 2)         $13.43        $13.62        $13.58        $13.82        $12.15        $12.94        $11.81
                                ============  ============  ============  ============  ============  ============  ============

* On purchases of $25,000 or more, the sales charge is reduced.


See notes to financial statements





Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                                               MULTI-STATE INSURED TAX FREE FUND
                               ------------------------------------------------------------------------------------------------
                                                                  NORTH
                                   MISSOURI    NEW JERSEY      CAROLINA          OHIO        OREGON  PENNSYLVANIA      VIRGINIA
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost               $6,375,921   $63,022,391   $17,296,416   $20,844,534   $19,816,952   $41,961,537   $34,405,159
                               ============  ============  ============  ============  ============  ============  ============
At value (Note 1A)               $6,718,894   $68,355,887   $18,454,869   $22,635,413   $21,120,383   $45,544,906   $36,761,923
Cash                                103,779        53,032       155,320        98,212       112,961        23,648       151,644
Receivables:
Interest                             96,198     1,173,103       241,045       172,857       219,625       538,403       672,295
Investment securities sold               --            --            --            --       201,259       622,036            --
Shares sold                          28,268       136,559           125        24,299         9,627        55,800        60,314
Other assets                             --           277            --           572            --            --            --
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Assets                      6,947,139    69,718,858    18,851,359    22,931,353    21,663,855    46,784,793    37,646,176
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Liabilities
Payables:
Dividends payable                     7,626        54,010        10,360        13,722         5,601        43,469        51,341
Investment securities
purchased                                --            --            --            --            --     1,054,530            --
Shares redeemed                          --       153,316            --        23,051            --           125            50
Accrued advisory fees                   411        29,193         5,726         6,969         6,534        17,434        14,263
Accrued expenses                         --        17,977            49         6,984         5,306         5,344         4,271
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Liabilities                     8,037       254,496        16,135        50,726        17,441     1,120,902        69,925
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Assets                       $6,939,102   $69,464,362   $18,835,224   $22,880,627   $21,646,414   $45,663,891   $37,576,251
                               ============  ============  ============  ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                  $6,611,528   $63,565,386   $17,722,538   $20,845,383   $20,333,771   $41,698,532   $35,058,711
Undistributed net investment
income                                1,788        15,610         6,331        12,146         8,380        14,185        10,327
Accumulated net realized gain
(loss) on investments               (17,187)      549,870       (52,098)      232,219           832       367,805       150,449
Net unrealized appreciation
in value of investments             342,973     5,333,496     1,158,453     1,790,879     1,303,431     3,583,369     2,356,764
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total                            $6,939,102   $69,464,362   $18,835,224   $22,880,627   $21,646,414   $45,663,891   $37,576,251
                               ============  ============  ============  ============  ============  ============  ============
Net Assets:
Class A                          $5,478,047   $63,689,853   $16,576,213   $21,171,537   $19,487,814   $42,921,151   $35,839,153
Class B                          $1,461,055   $ 5,774,509   $ 2,259,011   $ 1,709,090   $ 2,158,600   $ 2,742,740   $ 1,737,098
Shares outstanding (Note 2):
Class A                             414,280     4,785,884     1,255,391     1,664,258     1,507,193     3,226,612     2,704,462
Class B                             110,508       435,070       170,952       134,281       167,086       206,447       131,365

Net asset value and
redemption price
per share -- Class A                 $13.22        $13.31        $13.20        $12.72        $12.93        $13.30        $13.25
                               ============  ============  ============  ============  ============  ============  ============
Maximum offering price
per share - Class A*                 $14.03        $14.12        $14.01        $13.50        $13.72        $14.11        $14.06
                               ============  ============  ============  ============  ============  ============  ============
Net asset value and
offering price
per share -- Class B (Note 2)        $13.22        $13.27        $13.21        $12.73        $12.92        $13.29        $13.22
                               ============  ============  ============  ============  ============  ============  ============

* On purchases of $25,000 or more, the sales charge is reduced.


See notes to financial statements





Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2002

-----------------------------------------------------------------------------------
                                         TAX-EXEMPT         INSURED
                                              MONEY    INTERMEDIATE         INSURED
                                             MARKET      TAX EXEMPT      TAX EXEMPT
-----------------------------------------------------------------------------------
Investment Income

Interest income                            $175,838        $337,402     $24,315,698
                                       ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                50,874          46,884       3,161,844
Distribution plan expenses --
Class A                                      15,570       1,196,080          44,624
Distribution plan expenses --
Class B                                      15,862          26,378          23,160
Shareholder servicing costs                  18,017           6,098         356,759
Professional fees                            10,748           7,349          45,437
Custodian fees                                5,284           3,480          42,911
Reports to shareholders                       1,341             914          59,172
Other expenses                                2,870           2,289         122,587
                                       ------------    ------------    ------------
Total expenses                               89,246          98,446       5,011,168
Less: Expenses waived or
assumed                                      (7,570)        (27,162)       (353,934)
Custodian fees paid
indirectly                                     (186)           (839)        (12,525)
                                       ------------    ------------    ------------
Net expenses                                 81,490          70,445       4,644,709
                                       ------------    ------------    ------------
Net investment income                        94,348         266,957      19,670,989
                                       ------------    ------------    ------------
Realized and Unrealized
Gain (Loss)
on Investments (Note 4):

Net realized gain on
investments                                      --         354,161      16,442,454
Net unrealized appreciation
of investments                                   --         364,773       9,235,710
                                       ------------    ------------    ------------
Net gain on investments                          --         718,934      25,678,164
                                       ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations                  $ 94,348        $985,891     $45,349,153
                                       ============    ============    ============





--------------------------------------------------------------------------------------------------------------------
                                                                              MULTI-STATE INSURED TAX FREE FUND
                                                                        --------------------------------------------
                                             INSURED        NEW YORK
                                                 TAX         INSURED
                                           EXEMPT II        TAX FREE         ARIZONA      CALIFORNIA        COLORADO
--------------------------------------------------------------------------------------------------------------------
                                                                                           >
Investment Income

Interest income                           $  965,762      $4,712,040        $462,404        $474,492        $223,692
                                        ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                201,655         676,535          69,107          70,376          33,775
Distribution plan expenses --
Class A                                       44,624         215,666          21,154          21,990          10,299
Distribution plan expenses --
Class B                                       23,160          39,382           7,527           5,873           3,837
Shareholder servicing costs                   16,149          57,758           3,795           5,351           3,394
Professional fees                             11,526          26,174           5,328           4,246           5,165
Custodian fees                                 4,833          15,967           2,060           2,199           1,442
Reports to shareholders                        3,368          11,488           1,086           1,087             595
Other expenses                                 6,170          32,918           3,692           3,589           2,826
                                        ------------    ------------    ------------    ------------    ------------
Total expenses                               311,485       1,075,888         113,749         114,711          61,333
Less: Expenses waived or
assumed                                      (90,779        (135,307)        (37,348)        (39,339)        (30,375)
Custodian fees paid
indirectly                                    (1,863)         (8,707)         (1,660)           (601)         (1,080)
                                        ------------    ------------    ------------    ------------    ------------
Net expenses                                 218,843         931,874          74,741          74,771          29,878
                                        ------------    ------------    ------------    ------------    ------------
Net investment income                        746,919       3,780,166         387,663         399,721         193,814
                                        ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):

Net realized gain on
investments                                  653,058       3,667,511         125,009         270,147          75,232
Net unrealized appreciation
of investments                             1,036,710       1,625,607         393,236         217,188         213,216
                                        ------------    ------------    ------------    ------------    ------------
Net gain on investments                    1,689,768       5,293,118         518,245         487,335         288,448
                                        ------------    ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                           $2,436,687      $9,073,284        $905,908        $887,056        $482,262
                                        ============    ============    ============    ============    ============


See notes to financial statements





Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2002

------------------------------------------------------------------------------------------------------------------------------
                                                             MULTI-STATE INSURED TAX FREE FUND
                              ------------------------------------------------------------------------------------------------
                               CONNECTICUT       FLORIDA       GEORGIA     MARYLAND  MASSACHUSETTS      MICHIGAN     MINNESOTA
------------------------------------------------------------------------------------------------------------------------------
Investment Income

Interest income                 $  711,372    $  779,373      $206,540    $  593,518    $  705,176    $1,074,188      $279,243
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Expenses (Notes 1 and 5):
Advisory fees                      102,818       114,629        31,073        90,236       102,251       152,893        40,562
Distribution plan expenses --
Class A                             29,310        36,439         9,234        24,316        30,335        49,100        13,205
Distribution plan expenses --
Class B                             19,862         7,084         4,495        23,050        14,996         7,457         1,261
Shareholder servicing costs          8,654         8,510         2,102         6,779         9,904        11,904         4,047
Professional fees                   13,683        12,583         6,346         5,192         9,815         9,921         8,542
Custodian fees                       2,326         4,720         1,020         1,965         2,072         3,769         1,172
Reports to shareholders              1,813         1,885           479         1,443         1,777         2,270           992
Other expenses                       4,302         4,467         2,524         4,674         3,339         6,464         3,002
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total expenses                     182,768       190,317        57,273       157,655       174,489       243,778        72,783
Less: Expenses waived or
assumed                            (57,283)      (54,040)      (28,127)      (48,229)      (53,079)      (50,964)      (38,221)
Custodian fees paid
indirectly                            (955)       (1,036)       (1,020)       (1,965)       (1,078)         (591)       (1,172)
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net expenses                       124,530       135,241        28,126       107,461       120,332       192,223        33,390
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net investment income              586,842       644,132       178,414       486,057       584,844       881,965       245,853
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Realized and Unrealized
Gain (Loss)
on Investments (Note 4):

Net realized gain (loss) on
investments                        243,631       230,913        94,237       193,813       322,614        (5,933)       62,880
Net unrealized appreciation
of investments                     534,123       752,097       156,803       551,879       561,797     1,077,522       214,638
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net gain on investments            777,754       983,010       251,040       745,692       884,411     1,071,589       277,518
                              ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Increase in Net Assets
Resulting from Operations       $1,364,596    $1,627,142      $429,454    $1,231,749    $1,469,255    $1,953,554      $523,371
                              ============  ============  ============  ============  ============  ============  ============


See notes to financial statements





Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                                               MULTI-STATE INSURED TAX FREE FUND
                               ------------------------------------------------------------------------------------------------
                                                                  NORTH
                                   MISSOURI    NEW JERSEY      CAROLINA          OHIO        OREGON  PENNSYLVANIA      VIRGINIA
-------------------------------------------------------------------------------------------------------------------------------
Investment Income

Interest income                    $143,897    $1,682,527      $422,041    $  553,408      $497,980    $1,101,810    $  871,119
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Expenses (Notes 1 and 5):
Advisory fees                        21,678       247,051        63,111        81,809        73,985       162,228       130,113
Distribution plan expenses --
Class A                               5,934        75,997        18,585        25,281        22,433        50,754        41,534
Distribution plan expenses --
Class B                               5,170        25,413         9,810         7,953         8,912        13,287         7,347
Shareholder servicing costs           2,168        19,720         5,447         8,869         7,656        14,160        10,080
Professional fees                     6,413        20,269        12,025         7,133         7,794         9,727        11,604
Custodian fees                          941         6,895         2,170         2,208         2,886         4,367         2,597
Reports to shareholders                 409         3,826         1,076         1,260         2,321         2,912         2,004
Other expenses                        2,358        10,562         3,522         4,275         2,421         5,853         8,365
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total expenses                       45,071       409,733       115,746       138,788       128,408       263,288       213,644
Less: Expenses waived or
assumed                             (22,928)      (65,880)      (44,173)      (50,011)      (46,290)      (54,076)      (58,045)
Custodian fees paid
indirectly                             (941)       (2,017)       (1,128)         (994)       (1,462)         (843)       (2,597)
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net expenses                         21,202       341,836        70,445        87,783        80,656       208,369       153,002
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net investment income               122,695     1,340,691       351,596       465,625       417,324       893,441       718,117
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Realized and Unrealized
Gain (Loss)
on Investments (Note 4):

Net realized gain on
investments                          58,898       554,299        63,574       232,219       159,959       424,346       173,225
Net unrealized appreciation
of investments                      135,754     1,298,566       511,947       531,818       412,671       990,596       888,415
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net gain on investments             194,652     1,852,865       575,521       764,037       572,630     1,414,942     1,061,640
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Increase in Net Assets
Resulting from Operations          $317,347    $3,193,556      $927,117    $1,229,662      $989,954    $2,308,383    $1,779,757
                               ============  ============  ============  ============  ============  ============  ============


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  -------------------------------------------------------------
                                             TAX-EXEMPT                INSURED INTERMEDIATE
                                            MONEY MARKET                     TAX EXEMPT
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  -------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $    94,348     $   427,788     $   266,957     $   455,150
Net realized gain on
investments                                  --              --         354,161         288,393
Net unrealized
appreciation (depreciation)
of investments                               --              --         364,773        (234,178)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations                94,348         427,788         985,891         509,365
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A        (94,321)       (427,372)       (214,130)       (399,811)
Net investment income -- Class B            (27)           (416)        (42,001)        (58,706)
Net realized gains -- Class A                --              --              --        (245,444)
Net realized gains -- Class B                --              --              --         (59,595)
                                   ------------    ------------    ------------    ------------
Total distributions                     (94,348)       (427,788)       (256,131)       (763,556)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold            11,957,170      26,958,997       3,700,716       3,237,144
Reinvestment of distributions            93,331         423,921         161,444         518,475
Cost of shares redeemed             (11,506,274)    (24,750,651)     (1,018,148)     (1,341,484)
                                   ------------    ------------    ------------    ------------
                                        544,227       2,632,267       2,844,012       2,414,135
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                30,640          26,631       1,463,456       1,480,583
Reinvestment of distributions                27             303          31,888          97,241
Cost of shares redeemed                      --        (137,160)       (191,022)       (340,726)
                                   ------------    ------------    ------------    ------------
                                         30,667        (110,226)      1,304,322       1,237,098
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                      574,894       2,522,041       4,148,334       3,651,233
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                              574,894       2,522,041       4,878,094       3,397,042

Net Assets
Beginning of period                  20,215,047      17,693,006      13,972,310      10,575,268
                                   ------------    ------------    ------------    ------------
End of period +                     $20,789,941     $20,215,047     $18,850,404     $13,972,310
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of            $        --     $       --      $    12,341     $     1,515
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                 11,957,170      26,958,997         597,097         521,720
Issued for
distributions reinvested                 93,331         423,921          26,087          84,659
Redeemed                            (11,506,274)    (24,750,651)       (165,203)       (214,561)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in Class A shares
outstanding                             544,227       2,632,267         457,981         391,818
                                   ============    ============    ============    ============
Class B:
Sold                                     30,640          26,631         235,313         237,001
Issued for
distributions reinvested                     27             303           5,146          15,925
Redeemed                                     --        (137,160)        (31,094)        (55,501)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in Class B shares
outstanding                              30,667        (110,226)        209,365         197,425
                                   ============    ============    ============    ============




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  ------------------------------------------------------------
                                             INSURED                         INSURED
                                           TAX EXEMPT                     TAX EXEMPT II
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income              $ 19,670,989    $ 41,631,284     $   746,919     $   887,009
Net realized gain on
investments                          16,442,454       6,291,312         653,058         309,513
Net unrealized
appreciation (depreciation)
of investments                        9,235,710     (14,955,725)      1,036,710        (280,588)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations            45,349,153      32,966,871       2,436,687         915,934
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A    (19,922,029)    (42,395,031)       (673,592)       (853,283)
Net investment income -- Class B       (100,161)       (194,855)        (71,349)        (33,765)
Net realized gains -- Class A                --      (6,220,189)             --        (293,210)
Net realized gains -- Class B                --         (36,313)             --         (29,740)
                                   ------------    ------------    ------------    ------------
Total distributions                 (20,022,190)    (48,846,388)       (744,941)     (1,209,998)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             5,954,115      17,448,328      15,137,163      16,285,111
Reinvestment of distributions        15,494,904      37,733,927         461,747         741,176
Cost of shares redeemed             (41,617,277)    (83,199,002)     (2,824,851)     (2,903,151)
                                   ------------    ------------    ------------    ------------
                                    (20,168,258)    (28,016,747)     12,774,059      14,123,136
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               192,845       1,320,376       3,822,018       3,456,675
Reinvestment of distributions            77,201         179,672          57,138          54,909
Cost of shares redeemed                (200,522)       (513,980)       (315,443)       (488,436)
                                   ------------    ------------    ------------    ------------
                                         69,524         986,068       3,563,713       3,023,148
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                  (20,098,734)    (27,030,679)     16,337,772      17,146,284
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                            5,228,229     (42,910,196)     18,029,518      16,852,220

Net Assets
Beginning of period                 906,959,865     949,870,061      32,870,366      16,018,146
                                   ------------    ------------    ------------    ------------
End of period +                    $912,188,094    $906,959,865     $50,899,884     $32,870,366
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of           $    230,982    $    582,183     $     5,488     $     3,510
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                    577,622       1,677,213       1,031,448       1,115,276
Issued for
distributions reinvested              1,500,228       3,643,289          31,397          51,233
Redeemed                             (4,036,283)     (7,988,154)       (192,815)       (199,796)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in Class A shares
outstanding                          (1,958,433)     (2,667,652)        870,030         966,713
                                   ============    ============    ============    ============
Class B:
Sold                                     18,891         127,400         260,690         236,706
Issued for
distributions reinvested                  7,481          17,372           3,884           3,796
Redeemed                                (19,588)        (49,010)        (21,514)        (33,362)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in Class B shares
outstanding                               6,784          95,762         243,060         207,140
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  -------------------------------------------------------------
                                                                       MULTI-STATE INSURED
                                                                          TAX FREE FUND
                                             NEW YORK              -----------------------------
                                         INSURED TAX FREE                    ARIZONA
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  -------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $ 3,780,166     $ 7,477,048     $   387,663     $   789,117
Net realized gain on
investments                           3,667,511       1,303,301         125,009         129,305
Net unrealized
appreciation (depreciation)
of investments                        1,625,607      (3,362,030)        393,236        (171,056)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                            9,073,284       5,418,319         905,908         747,366
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A     (3,603,065)     (7,336,008)       (359,097)       (740,365)
Net investment income -- Class B       (135,157)       (207,700)        (25,822)        (45,383)
Net realized gains -- Class A                --              --              --              --
Net realized gains -- Class B                --              --              --              --
                                   ------------    ------------    ------------    ------------
Total distributions                  (3,738,222)     (7,543,708)       (384,919)       (785,748)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             9,374,177      17,669,664       1,837,083       2,721,611
Reinvestment of distributions         2,624,294       5,278,369         181,281         367,610
Cost of shares redeemed              (8,987,093)    (16,831,232)     (1,328,709)     (1,188,785)
                                   ------------    ------------    ------------    ------------
                                      3,011,378       6,116,801         689,655       1,900,436
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             2,123,054       3,029,956         441,700         688,393
Reinvestment of distributions           108,937         155,091          15,469          28,729
Cost of shares redeemed                (275,031)       (620,123)       (143,546)        (50,271)
                                   ------------    ------------    ------------    ------------
                                      1,956,960       2,564,924         313,623         666,851
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          4,968,338       8,681,725       1,003,278       2,567,287
                                   ------------    ------------    ------------    ------------
Net increase in net assets           10,303,400       6,556,336       1,524,267       2,528,905

Net Assets
Beginning of period                 178,942,369     172,386,033      18,136,842      15,607,937
                                   ------------    ------------    ------------    ------------
End of period +                    $189,245,769    $178,942,369     $19,661,109     $18,136,842
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of           $     92,814    $     50,870     $     8,191     $     5,447
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                    637,830       1,201,616         135,703         201,549
Issued for
distributions reinvested                178,101         358,954          13,357          27,209
Redeemed                               (611,867)     (1,143,165)        (97,969)        (88,057)
                                   ------------    ------------    ------------    ------------
Net increase in Class A shares
outstanding                             204,064         417,405          51,091         140,701
                                   ============    ============    ============    ============
Class B:
Sold                                    144,599         206,358          32,333          51,243
Issued for
distributions reinvested                  7,397          10,547           1,140           2,124
Redeemed                                (18,657)        (42,063)        (10,574)         (3,661)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                             133,339         174,842          22,899          49,706
                                   ============    ============    ============    ============




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  ------------------------------------------------------------
                                                MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                            CALIFORNIA                       COLORADO
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   399,721     $   767,665     $   193,814     $   301,418
Net realized gain on
investments                             270,147          25,901          75,232          27,653
Net unrealized
appreciation (depreciation)
of investments                          217,188        (209,330)        213,216         (31,152)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                              887,056         584,236         482,262         297,919
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A       (374,780)       (767,564)       (180,572)       (286,177)
Net investment income -- Class B        (20,246)        (34,896)        (13,893)        (14,956)
Net realized gains -- Class A                --         (40,891)             --          (7,509)
Net realized gains -- Class B                --          (2,455)             --            (432)
                                   ------------    ------------    ------------    ------------
Total distributions                    (395,026)       (845,806)       (194,465)       (309,074)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             2,570,148       3,839,217       1,970,431       2,241,447
Reinvestment of distributions           216,214         466,627         105,910         168,601
Cost of shares redeemed              (1,574,168)     (1,376,622)       (306,665)       (267,858)
                                   ------------    ------------    ------------    ------------
                                      1,212,194       2,929,222       1,769,676       2,142,190
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               517,111         355,672         600,914         243,626
Reinvestment of distributions            10,125          14,789          12,554          11,477
Cost of shares redeemed                (246,104)           (223)         (3,810)       (135,944)
                                   ------------    ------------    ------------    ------------
                                        281,132         370,238         609,658         119,159
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          1,493,326       3,299,460       2,379,334       2,261,349
                                   ------------    ------------    ------------    ------------
Net increase in net assets            1,985,356       3,037,890       2,667,131       2,250,194

Net Assets
Beginning of period                  18,494,867      15,456,977       7,686,378       5,436,184
                                   ------------    ------------    ------------    ------------
End of period +                     $20,480,223     $18,494,867     $10,353,509      $7,686,378
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of            $     4,695     $        --     $     1,754      $    2,405
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                    212,731         317,362         148,830         169,483
Issued for
distributions reinvested                 17,908          38,779           7,971          12,804
Redeemed                               (131,346)       (113,897)        (23,085)        (20,368)
                                   ------------    ------------    ------------    ------------
Net increase in Class A shares
outstanding                              99,293         242,244         133,716         161,919
                                   ============    ============    ============    ============
Class B:
Sold                                     42,974          29,379          45,444          18,560
Issued for
distributions reinvested                    838           1,227             945             872
Redeemed                                (20,441)           (18)            (292)        (10,184)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                              23,371          30,588          46,097           9,248
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  -------------------------------------------------------------
                                                MULTI-STATE INSURED TAX FREE FUND
                                   -------------------------------------------------------------
                                            CONNECTICUT                       FLORIDA
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  -------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   586,842   $   1,122,759     $   644,132     $ 1,258,805
Net realized gain on
investments                             243,631         212,290         230,913         332,077
Net unrealized
appreciation (depreciation)
of investments                          534,123        (354,466)        752,097        (426,184)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                            1,364,596         980,583       1,627,142       1,164,698
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A       (521,476)       (957,184)       (608,615)     (1,224,986)
Net investment income -- Class B        (73,886)       (142,939)        (24,031)        (46,946)
Net realized gains -- Class A                --              --              --        (317,242)
Net realized gains -- Class B                --              --              --         (14,856)
                                   ------------    ------------    ------------    ------------
Total distributions                    (595,362)     (1,100,123)       (632,646)     (1,604,030)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             3,177,962       3,778,779       2,168,675       5,912,984
Reinvestment of distributions           382,147         688,650         326,053         898,428
Cost of shares redeemed              (1,266,503)     (1,766,575)     (1,286,968)     (3,229,647)
                                   ------------    ------------    ------------    ------------
                                      2,293,606       2,700,854       1,207,760       3,581,765
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               776,117       1,014,443         327,745         604,481
Reinvestment of distributions            51,394          97,312          14,134          37,675
Cost of shares redeemed                (101,179)       (943,469)        (13,469)       (184,766)
                                   ------------    ------------    ------------    ------------
                                        726,332         168,286         328,410         457,390
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          3,019,938       2,869,140       1,536,170       4,039,155
                                   ------------    ------------    ------------    ------------
Net increase in net assets            3,789,172       2,749,600       2,530,666       3,599,823

Net Assets
Beginning of period                  26,240,789      23,491,189      30,346,018      26,746,195
                                   ------------    ------------    ------------    ------------
End of period +                     $30,029,961     $26,240,789     $32,876,684     $30,346,018
                                   ============    ============    ============    ============

+ Includes undistributed
net investment income of            $    24,168     $    32,688     $    11,486     $        --
                                   ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                    239,290         285,887         161,404         437,580
Issued for
distributions reinvested                 28,783          52,098          24,267          67,002
Redeemed                                (95,672)       (133,675)        (96,050)       (237,512)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in Class A shares
outstanding                             172,401         204,310          89,621         267,070
                                   ============    ============    ============    ============
Class B:
Sold                                     58,419          76,636          24,441          44,712
Issued for
distributions reinvested                  3,873           7,363           1,052           2,811
Redeemed                                 (7,634)        (71,525)         (1,000)        (13,678)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                              54,658          12,474          24,493          33,845
                                   ============    ============    ============    ============



Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  ------------------------------------------------------------
                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                              GEORGIA                         MARYLAND
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   178,414     $   342,676     $   486,057     $   872,082
Net realized gain on
investments                              94,237          20,655         193,813          13,261
Net unrealized
appreciation (depreciation)
of investments                          156,803         (54,540)        551,879        (188,782)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                              429,454         308,791       1,231,749         696,561
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A       (160,807)       (321,810)       (400,153)       (729,265)
Net investment income -- Class B        (15,903)        (22,444)        (76,661)       (144,713)
Net realized gains -- Class A                --              --              --              --
Net realized gains -- Class B                --              --              --              --
                                   ------------    ------------    ------------    ------------
Total distributions                    (176,710)       (344,254)       (476,814)       (873,978)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold               213,964       1,253,129       5,383,977       4,375,971
Reinvestment of distributions           123,187         214,972         252,912         485,130
Cost of shares redeemed                (396,426)       (284,845)       (703,751)     (1,543,794)
                                   ------------    ------------    ------------    ------------
                                        (59,275)      1,183,256       4,933,138       3,317,307
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               353,777         185,791         727,789       1,499,608
Reinvestment of distributions            13,852          22,023          53,574          95,301
Cost of shares redeemed                  (3,367)        (41,051)       (287,914)       (411,061)
                                   ------------    ------------    ------------    ------------
                                        364,262         166,763         493,449       1,183,848
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                            304,987       1,350,019       5,426,587       4,501,155
                                   ------------    ------------    ------------    ------------
Net increase in net assets              557,731       1,314,556       6,181,522       4,323,738

Net Assets
Beginning of period                   8,158,723       6,844,167      22,231,966      17,908,228
                                   ------------    ------------    ------------    ------------
End of period +                      $8,716,454      $8,158,723     $28,413,488     $22,231,966
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of             $    2,032      $      328     $    13,729     $     4,486
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                     15,954          93,719         394,624         321,709
Issued for
distributions reinvested                  9,166          16,096          18,530          35,697
Redeemed                                (29,556)        (21,338)        (51,555)       (114,013)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in Class A shares
outstanding                              (4,436)         88,477         361,599         243,393
                                   ============    ============    ============    ============
Class B:
Sold                                     26,466          13,961          53,496         110,427
Issued for
distributions reinvested                  1,032           1,651           3,925           7,013
Redeemed                                   (251)         (3,079)        (21,146)        (30,514)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                              27,247          12,533          36,275          86,926
                                   ============    ============    ============    ============




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  -------------------------------------------------------------
                                                 MULTI-STATE INSURED TAX FREE FUND
                                   -------------------------------------------------------------
                                           MASSACHUSETTS                      MICHIGAN
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  -------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   584,844   $   1,159,532     $   881,965   $   1,758,441
Net realized gain (loss) on
investments                             322,614         140,403          (5,933)         19,707
Net unrealized
appreciation (depreciation)
of investments                          561,797        (300,295)      1,077,522        (325,083)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                            1,469,255         999,640       1,953,554       1,453,065
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A       (529,992)     (1,078,978)       (842,795)     (1,753,062)
Net investment income -- Class B        (53,252)        (85,836)        (26,407)        (49,056)
Net realized gains -- Class A                --         (58,102)             --         (19,265)
Net realized gains -- Class B                --          (6,542)             --            (721)
                                   ------------    ------------    ------------    ------------
Total distributions                    (583,244)     (1,229,458)       (869,202)     (1,822,104)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold               846,916       3,251,123       2,573,707       4,711,908
Reinvestment of distributions           428,983         885,481         523,139       1,094,151
Cost of shares redeemed              (1,996,470)     (1,985,787)     (1,468,717)     (3,021,370)
                                   ------------    ------------    ------------    ------------
                                       (720,571)      2,150,817       1,628,129       2,784,689
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               559,474       1,256,523          97,363         391,117
Reinvestment of distributions            44,266          70,780          18,587          34,079
Cost of shares redeemed                (135,751)        (54,706)        (10,076)        (51,543)
                                   ------------    ------------    ------------    ------------
                                        467,989       1,272,597         105,874         373,653
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                     (252,582)      3,423,414       1,734,003       3,158,342
                                   ------------    ------------    ------------    ------------
Net increase in net assets              633,429       3,193,596       2,818,355       2,789,303

Net Assets
Beginning of period                  27,396,871      24,203,275      40,244,878      37,455,575
                                   ------------    ------------    ------------    ------------
End of period +                     $28,030,300     $27,396,871     $43,063,233     $40,244,878
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of            $     5,393     $     3,793     $    14,061     $     1,298
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                     70,721         271,797         200,941         368,102
Issued for
distributions reinvested                 35,811          74,138          40,774          85,381
Redeemed                               (167,611)       (166,597)       (114,946)       (235,619)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in Class A shares
outstanding                             (61,079)        179,338         126,769         217,864
                                   ============    ============    ============    ============
Class B:
Sold                                     47,036         105,066           7,587          30,617
Issued for
distributions reinvested                  3,694           5,927           1,450           2,661
Redeemed                                (11,265)         (4,551)           (793)         (4,008)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                              39,465         106,442           8,244          29,270
                                   ============    ============    ============    ============




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  ------------------------------------------------------------
                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                              MINNESOTA                       MISSOURI
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   245,853     $   466,924     $   122,695     $   210,238
Net realized gain (loss) on
investments                              62,880          22,921          58,898          (5,596)
Net unrealized
appreciation (depreciation)
of investments                          214,638         (71,964)        135,754         (37,755)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                              523,371         417,881         317,347         166,887
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A       (242,427)       (462,745)       (104,550)       (187,902)
Net investment income -- Class B         (4,775)         (7,400)        (18,616)        (21,011)
Net realized gains -- Class A                --              --              --              --
Net realized gains -- Class B                --              --              --              --
                                   ------------    ------------    ------------    ------------
Total distributions                    (247,202)       (470,145)       (123,166)       (208,913)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold               721,229       2,019,702         952,070       1,640,580
Reinvestment of distributions           203,778         337,558          53,719          84,283
Cost of shares redeemed                (276,134)       (590,164)       (269,155)       (450,148)
                                   ------------    ------------    ------------    ------------
                                        648,873       1,767,096         736,634       1,274,715
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               105,000         132,885         746,803         463,250
Reinvestment of distributions             3,678           5,736          13,791          13,276
Cost of shares redeemed                      --            (588)        (56,297)             --
                                   ------------    ------------    ------------    ------------
                                        108,678         138,033         704,297         476,526
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                      757,551       1,905,129       1,440,931       1,751,241
                                   ------------    ------------    ------------    ------------
Net increase in net assets            1,033,720       1,852,865       1,635,112       1,709,215

Net Assets
Beginning of period                  10,554,373       8,701,508       5,303,990       3,594,775
                                   ------------    ------------    ------------    ------------
End of period +                     $11,588,093     $10,554,373      $6,939,102      $5,303,990
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of            $     2,251     $     3,600      $    1,788      $    2,259
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                     61,831         173,696          72,895         126,432
Issued for
distributions reinvested                 17,441          28,998           4,114           6,500
Redeemed                                (23,770)        (50,861)        (20,710)        (34,507)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in Class A shares
outstanding                              55,502         151,833          56,299          98,425
                                   ============    ============    ============    ============
Class B:
Sold                                      8,964          11,555          57,581          35,632
Issued for
distributions reinvested                    315             493           1,055           1,024
Redeemed                                     --            (51)          (4,287)             --
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                               9,279          11,997          54,349          36,656
                                   ============    ============    ============    ============




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  ----------------------------------------------------------------
                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ----------------------------------------------------------------
                                            NEW JERSEY                     NORTH CAROLINA
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  ----------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $ 1,340,691     $ 2,718,783     $   351,596     $   598,550
Net realized gain on
investments                             554,299         232,790          63,574          55,870
Net unrealized
appreciation (depreciation)
of investments                        1,298,566        (629,608)        511,947        (155,795)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                            3,193,556       2,321,965         927,117         498,625
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A     (1,313,003)     (2,642,496)       (316,174)       (532,073)
Net investment income -- Class B        (91,131)       (164,706)        (34,465)        (63,668)
Net realized gains -- Class A                --        (170,802)             --              --
Net realized gains -- Class B                --         (13,369)             --              --
                                   ------------    ------------    ------------    ------------
Total distributions                  (1,404,134)     (2,991,373)       (350,639)       (595,741)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             4,045,514      11,973,851       2,910,002       3,443,094
Reinvestment of distributions           882,698       1,860,836         232,991         375,147
Cost of shares redeemed              (3,210,262)     (6,942,609)       (394,694)     (1,140,575)
                                   ------------    ------------    ------------    ------------
                                      1,717,950       6,892,078       2,748,299       2,677,666
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               911,153       1,806,872         344,065         248,608
Reinvestment of distributions            72,550         141,387          27,729          39,147
Cost of shares redeemed                 (53,910)       (993,435)        (17,197)         (1,010)
                                   ------------    ------------    ------------    ------------
                                        929,793         954,824         354,597         286,745
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          2,647,743       7,846,902       3,102,896       2,964,411
                                   ------------    ------------    ------------    ------------
Net increase in net assets            4,437,165       7,177,494       3,679,374       2,867,295

Net Assets
Beginning of period                  65,027,197      57,849,703      15,155,850      12,288,555
                                   ------------    ------------    ------------    ------------
End of period +                     $69,464,362     $65,027,197     $18,835,224     $15,155,850
                                   ============    ============    ============    ============

+ Includes undistributed
net investment income of            $    15,610     $    79,053     $     6,331     $     5,374
                                   ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                    308,005         907,709         225,433         267,712
Issued for
distributions reinvested                 67,021         141,323          17,847          28,998
Redeemed                               (244,150)       (527,061)        (30,159)        (88,393)
                                   ------------    ------------    ------------    ------------
Net increase in Class A shares
outstanding                             130,876         521,971         213,121         208,317
                                   ============    ============    ============    ============
Class B:
Sold                                     69,542         137,745          26,303          19,198
Issued for
distributions reinvested                  5,523          10,763           2,123           3,025
Redeemed                                 (4,084)        (75,551)         (1,326)            (76)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                              70,981          72,957          27,100          22,147
                                   ============    ============    ============    ============




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------  ------------------------------------------------------------
                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                              OHIO                             OREGON
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
---------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   465,625     $   934,747     $   417,324     $   799,850
Net realized gain on
investments                             232,219         181,908         159,959          43,652
Net unrealized
appreciation (depreciation)
of investments                          531,818        (325,289)        412,671        (168,922)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                            1,229,662         791,366         989,954         674,580
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A       (426,341)       (902,780)       (388,152)       (734,872)
Net investment income -- Class B        (27,337)        (44,984)        (31,746)        (54,024)
Net realized gains -- Class A                --        (169,817)             --              --
Net realized gains -- Class B                --         (12,253)             --              --
                                   ------------    ------------    ------------    ------------
Total distributions                    (453,678)     (1,129,834)       (419,898)       (788,896)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold               975,138       1,977,886       1,902,630       3,379,807
Reinvestment of distributions           317,780         797,667         315,444         599,323
Cost of shares redeemed                (839,335)     (1,796,117)       (591,022)     (1,677,918)
                                   ------------    ------------    ------------    ------------
                                        453,583         979,436       1,627,052       2,301,212
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               243,116         547,935         511,017         490,654
Reinvestment of distributions            21,849          46,658          31,982          53,244
Cost of shares redeemed                 (53,923)        (94,933)        (18,938)       (176,592)
                                   ------------    ------------    ------------    ------------
                                        211,042         499,660         524,061         367,306
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                            664,625       1,479,096       2,151,113       2,668,518
                                   ------------    ------------    ------------    ------------
Net increase in net assets            1,440,609       1,140,628       2,721,169       2,554,202

Net Assets
Beginning of period                  21,440,018      20,299,390      18,925,245      16,371,043
                                   ------------    ------------    ------------    ------------
End of period +                     $22,880,627     $21,440,018     $21,646,414     $18,925,245
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of            $    12,146     $       199     $     8,380     $    10,954
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                     77,903         157,814         149,051         265,177
Issued for
distributions reinvested                 25,328          63,854          24,656          47,107
Redeemed                                (67,010)       (144,230)        (46,417)       (131,881)
                                   ------------    ------------    ------------    ------------
Net increase in Class A shares
outstanding                              36,221          77,438         127,290         180,403
                                   ============    ============    ============    ============
Class B:
Sold                                     19,358          43,381          39,866          38,734
Issued for
distributions reinvested                  1,741           3,736           2,502           4,188
Redeemed                                 (4,316)         (7,611)         (1,480)        (13,910)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                              16,783          39,506          40,888          29,012
                                   ============    ============    ============    ============






Statement of Changes in Net Assets
FIRST INVESTORS

--------------------------------  -------------------------------------------------------------
                                                MULTI STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                            PENNSYLVANIA                    VIRGINIA
                                   ----------------------------  ------------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
--------------------------------  -------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   893,441     $ 1,777,096     $   718,117     $ 1,325,725
Net realized gain on
investments                             424,346         184,444         173,225         140,208
Net unrealized
appreciation (depreciation)
of investments                          990,596        (260,501)        888,415        (323,398)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from
operations                            2,308,383       1,701,039       1,779,757       1,142,535
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A       (835,057)     (1,747,328)       (682,964)     (1,317,820)
Net investment income -- Class B        (44,963)        (71,626)        (24,826)        (45,263)
Net realized gains -- Class A                --        (226,379)             --        (156,127)
Net realized gains -- Class B                --         (14,634)             --          (7,022)
                                   ------------    ------------    ------------    ------------
Total distributions                    (880,020)     (2,059,967)       (707,790)     (1,526,232)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             3,363,513       5,933,413       3,919,247      10,557,194
Reinvestment of distributions           515,878       1,159,689         307,390         715,429
Cost of shares redeemed              (1,948,478)     (4,128,042)     (1,992,766)     (1,932,734)
                                   ------------    ------------    ------------    ------------
                                      1,930,913       2,965,060       2,233,871       9,339,889
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               260,666       1,495,637         368,722         672,638
Reinvestment of distributions            30,755          65,090          21,277          46,597
Cost of shares redeemed                (198,464)       (202,156)       (164,147)       (135,836)
                                   ------------    ------------    ------------    ------------
                                         92,957       1,358,571         225,852         583,399
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          2,023,870       4,323,631       2,459,723       9,923,288
                                   ------------    ------------    ------------    ------------
Net increase in net assets            3,452,233       3,964,703       3,531,690       9,539,591

Net Assets
Beginning of period                  42,211,658      38,246,955      34,044,561      24,504,970
                                   ------------    ------------    ------------    ------------
End of period +                     $45,663,891     $42,211,658     $37,576,251     $34,044,561
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of            $    14,185     $       764     $    10,327     $        --
                                   ============    ============    ============    ============
* Shares Issued and Redeemed
Class A:
Sold                                    256,675         454,021         300,180         809,551
Issued for
distributions reinvested                 39,249          88,719          23,451          54,880
Redeemed                               (148,597)       (316,371)       (152,220)       (147,337)
                                   ------------    ------------    ------------    ------------
Net increase in Class A shares
outstanding                             147,327         226,369         171,411         717,094
                                   ============    ============    ============    ============
Class B:
Sold                                     19,852         114,326          28,211          51,583
Issued for
distributions reinvested                  2,345           4,990           1,627           3,577
Redeemed                                (14,994)        (15,385)        (12,580)        (10,337)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares
outstanding                               7,203         103,931          17,258          44,823
                                   ============    ============    ============    ============

See notes to financial statements




Notes to Financial Statements
June 30, 2002

1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured and Multi-State Insured seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon prices provided by a pricing service approved by the applicable Fund's Boards of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Boards of Directors/Trustees. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.





Notes to Financial Statements (continued)
June 30, 2002

At December 31, 2001, capital loss carryovers were as follows:

                                  Year Capital Loss Carryovers Expire
                           ------------------------------------------------
Fund               Total     2002     2003       2004      2007      2008
----            --------   -------   -------   -------   -------   --------
New York        $391,858   $    --   $    --    $   --   $    --   $391,858
Arizona           30,946        --        --        --    30,946         --
Connecticut        2,602        --        --        --     2,602         --
Georgia           16,985        --        --        --    16,985         --
Maryland          76,037        --        --        --    46,498     29,539
Minnesota         54,130        --    37,635        --    15,876        619
Missouri          66,520    25,886     9,705        --    30,929         --
North Carolina   111,396        --        --    19,747    65,146     26,503
Oregon           139,902    27,073        --    55,047    57,782         --

C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2002, The Bank of New York, custodian for the Funds, has provided credits in the amount of $45,260 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--At June 30, 2002, paid-in capital of The Tax-Exempt Money Market Fund amounted to $20,789,941. The Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund.

Each of the other Funds sells two classes of shares, Class A and Class B. Class A shares are sold with an initial sales charge of up to 5.75% (6.25% prior to 6/17/2002) of the amount invested. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Class A and Class B shares are subject to distribution plans and have different distribution fees as described in Note 5. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of both classes. Of the 1,000,000,000 shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 shares originally authorized, Insured Tax Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured and Series Fund have established an unlimited number of shares of beneficial interest for both Class A and Class B shares.





Notes to Financial Statements (continued)
June 30, 2002

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the six months ended June 30, 2002, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                Cost of              Proceeds
Fund                          Purchases              of Sales
----                          ---------              --------
Insured Intermediate       $ 20,083,982          $ 16,026,967
Insured Tax Exempt          211,898,805           230,240,192
Insured Tax Exempt II        62,361,391            46,396,386
New York Insured             99,122,115            93,065,178
Arizona                       4,523,684             3,319,656
California                    8,694,700             7,467,533
Colorado                      4,826,600             2,384,339
Connecticut                   7,840,640             4,961,200
Florida                       7,531,047             6,738,862
Georgia                       1,748,263             1,915,030
Maryland                      9,505,507             5,338,098
Massachusetts                 4,632,795             4,583,172
Michigan                      4,613,057             2,507,810
Minnesota                     1,589,322             1,669,593
Missouri                      2,823,799             1,440,304
New Jersey                   18,994,310            18,226,822
North Carolina                4,193,318             2,177,237
Ohio                          3,502,949             3,520,905
Oregon                        4,683,967             3,006,452
Pennsylvania                 10,667,898             9,602,389
Virginia                     13,443,995            10,189,195





At June 30, 2002, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                   Gross             Gross               Net
                             Aggregate        Unrealized        Unrealized        Unrealized
Fund                              Cost      Appreciation      Depreciation      Appreciation
----                      ------------      ------------      ------------      ------------
Insured Intermediate      $ 18,895,236       $   706,833            $   --       $   706,833
Insured Tax Exempt         817,385,001        89,140,530                --        89,140,530
Insured Tax Exempt II       50,723,632         2,146,249                --         2,146,249
New York Insured           177,868,576        13,092,087             8,572        13,083,515
Arizona                     18,215,728         1,306,785                --         1,306,785
California                  19,133,021         1,704,844                --         1,704,844
Colorado                     9,655,933           556,305                --           556,305
Connecticut                 28,192,728         1,979,550                --         1,979,550
Florida                     29,230,077         2,450,381                --         2,450,381
Georgia                      7,878,956           630,142               210           629,932
Maryland                    25,975,714         1,591,962             2,800         1,589,162
Massachusetts               25,670,204         1,985,141                --         1,985,141
Michigan                    39,729,978         3,981,501                --         3,981,501
Minnesota                   10,511,108           656,562                21           656,541
Missouri                     6,375,921           342,973                --           342,973
New Jersey                  63,022,391         5,333,496                --         5,333,496
North Carolina              17,296,416         1,159,083               630         1,158,453
Ohio                        20,844,534         1,790,879                --         1,790,879
Oregon                      19,816,952         1,303,431                --         1,303,431
Pennsylvania                41,961,537         3,585,399             2,030         3,583,369
Virginia                    34,405,159         2,356,764                --         2,356,764


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2002, total directors/trustees fees accrued by the Funds amounted to $21,150.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than the Tax-Exempt Money Market, Insured Intermediate and Insured Tax Exempt II, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of





Notes to Financial Statements (continued)
June 30, 2002

each Fund, declining by .03% on each $250 million thereafter, down to ..66% on average daily net assets over $750 million. The annual fee for the Tax-Exempt Money Market and Insured Intermediate is payable monthly, at the rate of .50% and .60%, respectively, of the Fund's average daily net assets. The annual fee for Insured Tax Exempt II is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the six months ended June 30, 2002, advisory fees accrued to FIMCO by the Funds were $5,725,487 of which $1,214,141 was waived. In addition, other expenses in the amount of $179,019 were assumed by FIMCO.

For the six months ended June 30, 2002, FIC, as underwriter, received $1,508,638 in commissions from the sale of shares of the Funds after allowing $540,422 to other dealers. Shareholder servicing costs included $458,979 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. For the six months ended June 30, 2002, total distribution plan fees accrued to FIC by the Funds amounted to $2,236,068. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.





6. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared in 2001 and the components of distributable earnings on a tax basis as of December 31, 2001 were as follows:

                               Distributions Paid from
                 -------------------------------------                Undistributed
                                             Long-Term                   Tax-Exempt      Capital                         Total
                 Tax-Exempt     Ordinary       Capital                     Ordinary         Loss     Unrealized  Distributable
Fund                 Income       Income          Gain        Total          Income    Carryover   Appreciation       Earnings
----             ----------     --------       -------    ----------  -------------    ---------   ------------  -------------
Insured
 Intermediate      $458,517     $217,189       $87,850      $763,556         $1,515         $ --       $325,587       $327,102
Insured
 Tax Exempt      42,589,886    1,240,315     5,016,187    48,846,388        582,183           --     79,904,820     80,487,003
Insured
 Tax Exempt II      887,048      322,950            --     1,209,998          3,510           --      1,096,413      1,099,923
New York
 Insured          7,543,708           --            --     7,543,708         50,870     (391,858)    11,380,084     11,039,096
Arizona             785,748           --            --       785,748          5,447      (30,946)       912,493        886,994
California          802,460       43,346            --       845,806             --           --      1,470,427      1,470,427
Colorado            301,133           --         7,941       309,074          2,405           --        334,459        336,864
Connecticut       1,100,123           --            --     1,100,123         32,688       (2,602)     1,430,329      1,460,415
Florida           1,271,932      182,936       149,162     1,604,030             --           --      1,698,284      1,698,284
Georgia             344,254           --            --       344,254            328      (16,985)       473,129        456,472
Maryland            873,978           --            --       873,978          4,486      (76,037)       995,343        923,792
Massachusetts     1,164,814           --        64,644     1,229,458          3,793           --      1,423,344      1,427,137
Michigan          1,802,118           --        19,986     1,822,104          1,298           --      2,903,979      2,905,277
Minnesota           470,145           --            --       470,145          3,600      (54,130)       437,393        386,863
Missouri            208,913           --            --       208,913          2,259      (66,520)       197,654        133,393
New Jersey        2,807,202       93,998        90,173     2,991,373         79,053           --      4,030,501      4,109,554
North Carolina      595,741           --            --       595,741          5,374     (111,396)       642,230        536,208
Ohio                947,764           --       182,070     1,129,834            199           --      1,259,061      1,259,260
Oregon              788,896           --            --       788,896         10,954     (139,902)       871,535        742,587
Pennsylvania      1,818,954       93,360       147,653     2,059,967            764           --      2,536,232      2,536,996
Virginia          1,363,083       28,925       134,224     1,526,232             --           --      1,445,573      1,445,573






Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------
                                            P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                             Income from Investment Operations           from
              Net Asset  -------------------------------------  ----------------------
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------
Class A
-------
1997            $ 1.00       $.030           $ --      $ .030       $.030        $ --          $.030
1998              1.00        .027             --        .027        .027          --           .027
1999              1.00        .026             --        .026        .026          --           .026
2000              1.00        .034             --        .034        .034          --           .034
2001              1.00        .022             --        .022        .022          --           .022
2002(a)           1.00        .005             --        .005        .005          --           .005

Class B
-------
1997              1.00        .022             --        .022        .022          --           .022
1998              1.00        .018             --        .018        .018          --           .018
1999              1.00        .018             --        .018        .018          --           .018
2000              1.00        .026             --        .026        .026          --           .026
2001              1.00        .014             --        .014        .014          --           .014
2002(a)           1.00        .001             --        .001        .001          --           .001
-----------------------------------------------------------------------------------------------------

INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1997            $ 5.79       $.292         $ .140      $ .432       $.292        $ --          $.292
1998              5.93        .288           .086        .374        .294          --           .294
1999              6.01        .231          (.200)       .031        .231          --           .231
2000              5.81        .254           .319        .573        .252        .031           .283
2001              6.10        .243           .049        .292        .245        .137           .382
2002(a)           6.01        .109           .287        .396        .106          --           .106

Class B
-------
1997              5.80        .234           .128        .362        .232          --           .232
1998              5.93        .226           .098        .324        .234          --           .234
1999              6.02        .173          (.202)      (.029)       .171          --           .171
2000              5.82        .208           .315        .523        .202        .031           .233
2001              6.11        .195           .050        .245        .198        .137           .335
2002(a)           6.02        .085           .287        .372        .082          --           .082
-----------------------------------------------------------------------------------------------------

INSURED TAX EXEMPT FUND
----------------------
Class A
-------
1997            $10.14       $.502         $ .312      $ .814       $.504        $ --          $.504
1998             10.45        .475           .099        .574        .474          --           .474
1999             10.55        .515          (.889)      (.374)       .466          --           .466
2000              9.71        .468           .656       1.124        .504          --           .504
2001             10.33        .460          (.099)       .361        .470        .071           .541
2002(a)          10.15        .227           .284        .511        .231          --           .231

Class B
-------
1997             10.13        .429           .323        .752        .432          --           .432
1998             10.45        .400           .096        .496        .396          --           .396
1999             10.55        .431          (.877)      (.446)       .394          --           .394
2000              9.71        .395           .657       1.052        .432          --           .432
2001             10.33        .385          (.106)       .279        .398        .071           .469
2002(a)          10.14        .190           .285        .475        .195          --           .195
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
                  ------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in thousands)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------
Class A
-------
1997              $ 1.00      3.00     $ 18,680         .75        2.95        1.12        2.58         N/A
1998                1.00      2.77       16,310         .80        2.73        1.19        2.34         N/A
1999                1.00      2.61       16,478         .80        2.58        1.20        2.18         N/A
2000                1.00      3.43       17,553         .80        3.38        1.09        3.09         N/A
2001                1.00      2.17       20,185         .80        2.10        0.88        2.02         N/A
2002(a)             1.00      0.46       20,730         .80+       0.92+       0.88+       0.84+        N/A

Class B
-------
1997                1.00      2.20           13        1.50        2.20        1.87        1.83         N/A
1998                1.00      1.78            1        1.55        1.98        1.94        1.59         N/A
1999                1.00      1.82            1        1.55        1.83        1.95        1.43         N/A
2000                1.00      2.66          140        1.55        2.63        1.84        2.34         N/A
2001                1.00      1.41           30        1.55        1.35        1.63        1.27         N/A
2002(a)             1.00      0.09           60        1.55+       0.17+       1.63+       0.09+        N/A
-----------------------------------------------------------------------------------------------------------

INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1997              $ 5.93      7.68      $ 7,344         .53        5.02        1.21        4.34          91
1998                6.01      6.47        8,674         .50        4.80        1.20        4.10         163
1999                5.81      0.51        8,263         .50        3.88        1.18        3.20         142
2000                6.10     10.11        9,070         .67        4.32        1.11        3.88          76
2001                6.01      4.82       11,298         .75        3.90        1.05        3.60         134
2002(a)             6.30      6.63       14,726         .75+       3.57+       1.10+       3.22+        103

Class B
-------
1997                5.93      6.39          808        1.53        4.02        1.91        3.64          91
1998                6.02      5.57        1,000        1.50        3.80        1.90        3.40         163
1999                5.82     (0.50)       1,154        1.50        2.88        1.88        2.50         142
2000                6.11      9.16        1,506        1.50        3.49        1.81        3.18          76
2001                6.02      4.02        2,674        1.50        3.15        1.80        2.85         134
2002(a)             6.31      6.21        4,125        1.50+       2.82+       1.85+       2.47+        103
-----------------------------------------------------------------------------------------------------------

INSURED TAX EXEMPT FUND
----------------------
Class A
-------
1997              $10.45      8.27   $1,191,815        1.14        4.93         N/A         N/A          13
1998               10.55      5.62    1,118,898        1.11        4.51         N/A         N/A          19
1999                9.71     (3.63)     958,668        1.12        5.03         N/A         N/A          31
2000               10.33     11.93      945,502        1.09        4.69        1.12        4.66          27
2001               10.15      3.51      901,699        1.05        4.43        1.10        4.38          32
2002(a)            10.43      5.08      906,709        1.04+       4.42+       1.12+       4.34+         24

Class B
-------
1997               10.45      7.62        3,460        1.85        4.22         N/A         N/A          13
1998               10.55      4.83        3,878        1.83        3.79         N/A         N/A          19
1999                9.71     (4.31)       4,290        1.85        4.30         N/A         N/A          31
2000               10.33     11.12        4,368        1.82        3.96        1.85        3.93          27
2001               10.14      2.70        5,260        1.78        3.70        1.83        3.65          32
2002(a)            10.42      4.72        5,479        1.77+       3.69+       1.85+       3.61+         24
-----------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                            P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                             Income from Investment Operations           from
              Net Asset  -------------------------------------  ----------------------
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II **
----------------------------
Class A
-------
1997            $13.82       $.670         $ .710      $1.380       $.670       $.120         $ .790
1998             14.41        .660           .390       1.050        .660        .240           .900
1999             14.56        .670          (.940)      (.270)       .650        .030           .680
2000             13.61        .668          1.120       1.788        .681        .417          1.098
2001             14.30        .591           .175        .766        .593        .143           .736
2002(a)          14.33        .276           .609        .885        .275          --           .275

Class B
-------
2000***          14.61        .021           .109        .130        .023        .417           .440
2001             14.30        .487           .169        .656        .483        .143           .626
2002(a)          14.33        .221           .604        .825        .225          --           .225
-----------------------------------------------------------------------------------------------------

NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1997            $14.54       $.709         $ .395      $1.104       $.708       $.076          $.784
1998             14.86        .674           .137        .811        .676        .145           .821
1999             14.85        .718         (1.249)      (.531)       .659          --           .659
2000             13.66        .646          1.000       1.646        .696          --           .696
2001             14.61        .622          (.164)       .458        .628          --           .628
2002(a)          14.44        .309           .427        .736        .306          --           .306

Class B
-------
1997             14.53        .608           .406       1.014        .608        .076           .684
1998             14.86        .569           .134        .703        .568        .145           .713
1999             14.85        .618         (1.250)      (.632)       .558          --           .558
2000             13.66        .557           .994       1.551        .601          --           .601
2001             14.61        .511          (.159)       .352        .522          --           .522
2002(a)          14.44        .253           .419        .672        .252          --           .252
----------------------------------------------------------------------------------------------------

MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1997            $12.95       $.658         $ .511      $1.169       $.659        $ --          $.659
1998             13.46        .657           .155        .812        .652          --           .652
1999             13.62        .707          (.955)      (.248)       .662          --           .662
2000             12.71        .644           .698       1.342        .692          --           .692
2001             13.36        .616          (.012)       .604        .614          --           .614
2002(a)          13.35        .286           .369        .655        .285          --           .285

Class B
-------
1997             12.95        .556           .500       1.056        .556          --           .556
1998             13.45        .549           .155        .704        .544          --           .544
1999             13.61        .603          (.948)      (.345)       .555          --           .555
2000             12.71        .541           .690       1.231        .591          --           .591
2001             13.35        .514          (.009)       .505        .515          --           .515
2002(a)          13.34        .236           .375        .611        .231          --           .231
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
                  ------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in thousands)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II **
-----------------------------
Class A
-------
1997             $14.41     10.30     $ 16,193         .75        4.80        1.71        3.84         126
1998              14.56      7.39       16,909         .80        4.50        1.73        3.57         172
1999              13.61     (1.92)      15,842         .80        4.72        1.73        3.79         205
2000              14.30     13.50       15,966         .80        4.78        1.78        3.80         167
2001              14.33      5.43       29,851        1.00        4.03        1.52        3.51         190
2002(a)           14.94      6.22       44,123        1.00+       3.79+       1.45+       3.34+        116

Class B
-------
2000***           14.30       .89           52        1.31+       4.18+       2.84+       2.65+        167
2001              14.33      4.63        3,019        1.75        3.28        2.27        2.76         190
2002(a)           14.93      5.79        6,777        1.75+       3.04+       2.20+       2.59+        116
----------------------------------------------------------------------------------------------------------

NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1997             $14.86      7.82     $195,273        1.17        4.86        1.22        4.81          24
1998              14.85      5.59      187,544        1.12        4.54        1.22        4.44          44
1999              13.66     (3.67)     164,622        1.09        4.99        1.21        4.87          55
2000              14.61     12.41      167,877        1.06        4.62        1.20        4.48          20
2001              14.44      3.14      171,962        1.01        4.22        1.16        4.07          48
2002(a)           14.87      5.13      180,077        1.00+       4.20+       1.15+       4.05+         52

Class B
-------
1997              14.86      7.16        3,602        1.87        4.16        1.92        4.11          24
1998              14.85      4.84        5,271        1.82        3.84        1.92        3.74          44
1999              13.66     (4.34)       4,734        1.79        4.29        1.91        4.17          55
2000              14.61     11.65        4,509        1.76        3.92        1.90        3.78          20
2001              14.44      2.40        6,981        1.74        3.49        1.89        3.34          48
2002(a)           14.86      4.68        9,168        1.75+       3.45+       1.90+       3.30+         52
----------------------------------------------------------------------------------------------------------

MULTI-STATE INSURED
-----------------
ARIZONA FUND
------------
Class A
-------
1997             $13.46      9.28      $ 9,691         .50        5.03        1.16        4.37          24
1998              13.62      6.17       10,873         .50        4.88        1.13        4.25          50
1999              12.71     (1.88)      11,746         .50        5.37        1.15        4.72          62
2000              13.36     10.89       14,785         .60        5.01        1.12        4.49          42
2001              13.35      4.56       16,652         .65        4.55        1.20        4.00          36
2002(a)           13.72      4.95       17,820         .75+       4.27+       1.18+       3.84+         18

Class B
-------
1997              13.45      8.36          437        1.30        4.23        1.96        3.57          24
1998              13.61      5.33          489        1.30        4.08        1.93        3.45          50
1999              12.71     (2.60)         508        1.30        4.57        1.95        3.92          62
2000              13.35      9.94          823        1.40        4.21        1.92        3.69          42
2001              13.34      3.80        1,485        1.40        3.80        1.95        3.25          36
2002(a)           13.72      4.61        1,841        1.50+       3.52+       1.93+       3.09+         18
----------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                            P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                             Income from Investment Operations           from
              Net Asset  -------------------------------------  ----------------------
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1997            $11.76       $.569         $ .534      $1.103       $.570       $.173          $.743
1998             12.12        .558           .190        .748        .554        .114           .668
1999             12.20        .609          (.952)      (.343)       .558        .019           .577
2000             11.28        .571           .916       1.487        .600        .157           .757
2001             12.01        .544          (.095)       .449        .571        .028           .599
2002(a)          11.86        .259           .317        .576        .256          --           .256

Class B
-------
1997             11.76        .476           .532       1.008        .475        .173           .648
1998             12.12        .458           .184        .642        .458        .114           .572
1999             12.19        .511          (.949)      (.438)       .463        .019           .482
2000             11.27        .469           .933       1.402        .505        .157           .662
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002(a)          11.86        .213           .305        .518        .208          --           .208
-----------------------------------------------------------------------------------------------------

COLORADO FUND
-------------
Class A
-------
1997            $12.49       $.638         $ .498      $1.136       $.636        $ --          $.636
1998             12.99        .644           .152        .796        .636          --           .636
1999             13.15        .634          (.907)      (.273)       .637          --           .637
2000             12.24        .640           .752       1.392        .642          --           .642
2001             12.99        .619           .055        .674        .620        .014           .634
2002(a)          13.03        .287           .432        .719        .289          --           .289

Class B
-------
1997             12.48        .539           .501       1.040        .540          --           .540
1998             12.98        .538           .160        .698        .528          --           .528
1999             13.15        .534          (.914)      (.380)       .530          --           .530
2000             12.24        .546           .740       1.286        .546          --           .546
2001             12.98        .544           .071        .615        .551        .014           .565
2002(a)          13.03        .236           .425        .661        .241          --           .241
-----------------------------------------------------------------------------------------------------

CONNECTICUT FUND
----------------
Class A
-------
1997            $12.70       $.613         $ .471      $1.084       $.614        $ --          $.614
1998             13.17        .607           .186        .793        .603          --           .603
1999             13.36        .651          (.902)      (.251)       .619          --           .619
2000             12.49        .615           .653       1.268        .648          --           .648
2001             13.11        .604          (.051)       .553        .593          --           .593
2002(a)          13.07        .289           .365        .654        .294          --           .294

Class B
-------
1997             12.70        .516           .470        .986        .516          --           .516
1998             13.17        .500           .176        .676        .496          --           .496
1999             13.35        .552          (.901)      (.349)       .511          --           .511
2000             12.49        .515           .652       1.167        .547          --           .547
2001             13.11        .505          (.059)       .446        .496          --           .496
2002(a)          13.06        .238           .378        .616        .246          --           .246
------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
                  ------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in thousands)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1997              $12.12      9.66      $15,601         .80        4.80        1.16        4.44          46
1998               12.20      6.31       14,614         .80        4.59        1.17        4.22          79
1999               11.28     (2.88)      13,383         .80        5.15        1.17        4.78          49
2000               12.01     13.56       14,765         .70        4.94        1.08        4.56          50
2001               11.86      3.78       17,449         .65        4.52        1.14        4.03          36
2002(a)            12.18      4.90       19,122         .75+       4.31+       1.18+       3.88+         40

Class B
-------
1997               12.12      8.79          220        1.60        4.00        1.96        3.64          46
1998               12.19      5.40          479        1.60        3.79        1.97        3.42          79
1999               11.27     (3.67)         483        1.60        4.35        1.97        3.98          49
2000               12.01     12.74          692        1.50        4.14        1.88        3.76          50
2001               11.86      3.01        1,046        1.40        3.77        1.89        3.28          36
2002(a)            12.17      4.39        1,358        1.50+       3.56+       1.93+       3.13+         40
-----------------------------------------------------------------------------------------------------------

COLORADO FUND
-------------
Class A
-------
1997              $12.99      9.37      $ 3,424         .40        5.07        1.29        4.18          39
1998               13.15      6.27        3,571         .40        4.96        1.26        4.10          25
1999               12.24     (2.15)       4,068         .47        4.99        1.28        4.18          40
2000               12.99     11.71        5,139         .50        5.14        1.29        4.35          46
2001               13.03      5.24        7,268         .50        4.70        1.15        4.05          61
2002(a)            13.46      5.57        9,302         .60+       4.36+       1.31+       3.65+         27

Class B
-------
1997               12.98      8.55          370        1.20        4.27        2.09        3.38          39
1998               13.15      5.48          374        1.20        4.16        2.06        3.30          25
1999               12.24     (2.96)         372        1.27        4.19        2.08        3.38          40
2000               12.98     10.78          297        1.30        4.34        2.09        3.55          46
2001               13.03      4.56          419        1.25        3.95        1.90        3.30          61
2002(a)            13.45      5.11        1,052        1.35+       3.61+       2.06+       2.90+         27
-----------------------------------------------------------------------------------------------------------

CONNECTICUT FUND
----------------
Class A
-------
1997              $13.17      8.77      $16,151         .80        4.78        1.17        4.41          14
1998               13.36      6.15       17,434         .80        4.58        1.16        4.22          25
1999               12.49     (1.93)      17,903         .80        5.04        1.15        4.69          47
2000               13.11     10.45       19,952         .80        5.40        1.14        5.06          18
2001               13.07      4.26       22,552         .80        4.57        1.19        4.18          33
2002(a)            13.43      5.05       25,504         .80+       4.39+       1.21+       3.98+         18

Class B
-------
1997               13.17      7.95        2,891        1.60        3.98        1.97        3.61          14
1998               13.35      5.22        3,484        1.60        3.78        1.96        3.42          25
1999               12.49     (2.67)       3,205        1.60        4.24        1.95        3.89          47
2000               13.11      9.58        3,539        1.60        4.60        1.94        4.26          18
2001               13.06      3.43        3,689        1.55        3.82        1.94        3.43          33
2002(a)            13.43      4.76        4,526        1.55+       3.64+       1.96+       3.23+         18
-----------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                            P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                             Income from Investment Operations           from
              Net Asset  -------------------------------------  ----------------------
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1997            $13.11       $.624         $ .547      $1.171       $.624       $.037          $.661
1998             13.62        .616           .195        .811        .613        .068           .681
1999             13.75        .679         (1.074)      (.395)       .625          --           .625
2000             12.73        .621           .812       1.433        .672        .111           .783
2001             13.38        .592          (.028)       .564        .598        .146           .744
2002(a)          13.20        .284           .415        .699        .279          --           .279

Class B
-------
1997             13.11        .531           .552       1.083        .526        .037           .563
1998             13.63        .507           .186        .693        .505        .068           .573
1999             13.75        .572         (1.065)      (.493)       .517          --           .517
2000             12.74        .516           .808       1.324        .573        .111           .684
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002(a)          13.19        .234           .423        .657        .227          --           .227
-----------------------------------------------------------------------------------------------------

GEORGIA FUND
------------
Class A
-------
1997            $12.55       $.639         $ .578      $1.217       $.637        $ --          $.637
1998             13.13        .645           .135        .780        .640          --           .640
1999             13.27        .633         (1.025)      (.392)       .638          --           .638
2000             12.24        .632           .988       1.620        .630          --           .630
2001             13.23        .619          (.027)       .592        .622          --           .622
2002(a)          13.20        .293           .398        .691        .291          --           .291

Class B
-------
1997             12.54        .524           .584       1.108        .538          --           .538
1998             13.11        .539           .133        .672        .532          --           .532
1999             13.25        .540         (1.029)      (.489)       .531          --           .531
2000             12.23        .524           .999       1.523        .533          --           .533
2001             13.22        .519          (.033)       .486        .526          --           .526
2002(a)          13.18        .243           .395        .638        .238          --           .238
-----------------------------------------------------------------------------------------------------

MARYLAND FUND
-------------
Class A
-------
1997            $12.88       $.652         $ .549      $1.201       $.651        $ --          $.651
1998             13.43        .651           .186        .837        .647          --           .647
1999             13.62        .658          (.994)      (.336)       .654          --           .654
2000             12.63        .626           .854       1.480        .630          --           .630
2001             13.48        .605          (.077)       .528        .608          --           .608
2002(a)          13.40        .283           .407        .690        .280          --           .280

Class B
-------
1997             12.87        .551           .556       1.107        .547          --           .547
1998             13.43        .543           .186        .729        .539          --           .539
1999             13.62        .551          (.995)      (.444)       .546          --           .546
2000             12.63        .522           .856       1.378        .528          --           .528
2001             13.48        .504          (.080)       .424        .504          --           .504
2002(a)          13.40        .233           .413        .646        .226          --           .226
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
                  ------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in thousands)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1997              $13.62      9.18      $23,840         .80        4.71        1.11        4.40          19
1998               13.75      6.09       25,873         .80        4.50        1.10        4.20          44
1999               12.73     (2.93)      23,729         .80        5.12        1.12        4.80          68
2000               13.38     11.61       25,823         .80        4.81        1.12        4.49          59
2001               13.20      4.25       28,990         .80        4.38        1.17        4.01          73
2002(a)            13.62      5.34       31,143         .85+       4.24+       1.20+       3.89+         22

Class B
-------
1997               13.63      8.38          837        1.60        3.91        1.91        3.60          19
1998               13.75      5.19          858        1.60        3.70        1.90        3.40          44
1999               12.74     (3.65)         789        1.60        4.32        1.92        4.00          68
2000               13.38     10.67          923        1.60        4.01        1.92        3.69          59
2001               13.19      3.42        1,356        1.55        3.63        1.92        3.26          73
2002(a)            13.62      5.02        1,734        1.60+       3.49+       1.95+       3.14+         22
-----------------------------------------------------------------------------------------------------------

GEORGIA FUND
------------
Class A
-------
1997              $13.13     10.00      $ 3,152         .40        5.03        1.33        4.10          21
1998               13.27      6.08        3,162         .40        4.92        1.20        4.12          36
1999               12.24     (3.04)       5,527         .48        4.99        1.19        4.28          57
2000               13.23     13.61        6,278         .50        5.03        1.10        4.43          40
2001               13.20      4.52        7,429         .50        4.64        1.13        4.01          37
2002(a)            13.60      5.28        7,595         .60+       4.38+       1.30+       3.68+         22

Class B
-------
1997               13.11      9.07          203        1.20        4.23        2.13        3.30          21
1998               13.25      5.23          250        1.20        4.12        2.00        3.32          36
1999               12.23     (3.78)         296        1.28        4.19        1.99        3.48          57
2000               13.22     12.76          566        1.30        4.23        1.90        3.63          40
2001               13.18      3.70          729        1.25        3.89        1.88        3.26          37
2002(a)            13.58      4.88        1,122        1.35+       3.63+       2.05+       2.93+         22
-----------------------------------------------------------------------------------------------------------

MARYLAND FUND
-------------
Class A
-------
1997              $13.43      9.59      $10,705         .50        5.01        1.18        4.33          35
1998               13.62      6.38       11,280         .50        4.84        1.16        4.18          33
1999               12.63     (2.54)      12,579         .50        5.00        1.15        4.35          44
2000               13.48     12.05       14,580         .60        4.86        1.14        4.32          35
2001               13.40      3.95       17,758         .65        4.46        1.17        3.94          33
2002(a)            13.81      5.19       23,299         .75+       4.18+       1.16+       3.77+         23

Class B
-------
1997               13.43      8.81        1,782        1.30        4.21        1.98        3.53          35
1998               13.62      5.54        2,215        1.30        4.04        1.96        3.38          33
1999               12.63     (3.33)       2,718        1.30        4.20        1.95        3.55          44
2000               13.48     11.17        3,328        1.40        4.06        1.94        3.52          35
2001               13.40      3.16        4,474        1.40        3.71        1.92        3.19          33
2002(a)            13.82      4.86        5,114        1.50+       3.43+       1.91+       3.02+         23
-----------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                            P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                             Income from Investment Operations           from
              Net Asset  -------------------------------------  ----------------------
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
---------------
Class A
-------
1997            $11.92       $.601         $ .356      $ .957       $.603       $.074          $.677
1998             12.20        .586           .049        .635        .578        .237           .815
1999             12.02        .609          (.887)      (.278)       .572          --           .572
2000             11.17        .559           .721       1.280        .600          --           .600
2001             11.85        .538          (.050)       .488        .540        .028           .568
2002(a)          11.77        .260           .380        .640        .260          --           .260

Class B
-------
1997             11.91        .508           .353        .861        .507        .074           .581
1998             12.19        .488           .061        .549        .482        .237           .719
1999             12.02        .520          (.894)      (.374)       .476          --           .476
2000             11.17        .466           .723       1.189        .509          --           .509
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002(a)          11.76        .216           .386        .602        .212          --           .212
-----------------------------------------------------------------------------------------------------

MICHIGAN FUND
-------------
Class A
-------
1997            $12.57       $.610         $ .535      $1.145       $.609       $.046          $.655
1998             13.06        .591           .124        .715        .589        .096           .685
1999             13.09        .603          (.938)      (.335)       .595          --           .595
2000             12.16        .612           .683       1.295        .606        .119           .725
2001             12.73        .581          (.090)       .491        .595        .006           .601
2002(a)          12.62        .278           .336        .614        .274          --           .274

Class B
-------
1997             12.56        .511           .536       1.047        .511        .046           .557
1998             13.05        .484           .123        .607        .481        .096           .577
1999             13.08        .502          (.930)      (.428)       .492          --           .492
2000             12.16        .509           .681       1.190        .511        .119           .630
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002(a)          12.61        .251           .305        .556        .226          --           .226
-----------------------------------------------------------------------------------------------------

MINNESOTA FUND
--------------
Class A
-------
1997            $11.29       $.599         $ .340      $ .939       $.599        $ --          $.599
1998             11.63        .592           .116        .708        .588          --           .588
1999             11.75        .597          (.785)      (.188)       .582          --           .582
2000             10.98        .581           .600       1.181        .591          --           .591
2001             11.57        .555          (.045)       .510        .560          --           .560
2002(a)          11.52        .265           .292        .557        .267          --           .267

Class B
-------
1997             11.29        .508           .341        .849        .509          --           .509
1998             11.63        .498           .114        .612        .492          --           .492
1999             11.75        .499          (.781)      (.282)       .488          --           .488
2000             10.98        .492           .604       1.096        .506          --           .506
2001             11.57        .471          (.045)       .426        .476          --           .476
2002(a)          11.52        .223           .288        .511        .221          --           .221
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
                  ------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in thousands)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
---------------
Class A
-------
1997              $12.20      8.27      $22,852         .80        5.01        1.15        4.66          28
1998               12.02      5.33       22,421         .80        4.82        1.15        4.47          49
1999               11.17     (2.39)      20,507         .80        5.20        1.15        4.85          32
2000               11.85     11.83       22,674         .80        4.95        1.16        4.59          38
2001               11.77      4.15       24,626         .80        4.50        1.18        4.12          45
2002(a)            11.81      4.88       11,239         .60+       4.56+       1.33+       3.83+         15

Class B
-------
1997               12.19      7.41          783        1.60        4.21        1.95        3.86          28
1998               12.02      4.60        1,426        1.60        4.02        1.95        3.67          49
1999               11.17     (3.19)       1,177        1.60        4.40        1.95        4.05          32
2000               11.85     10.95        1,530        1.60        4.15        1.96        3.79          38
2001               11.76      3.30        2,771        1.55        3.75        1.93        3.37          45
2002(a)            12.15      5.16        3,342        1.55+       3.61+       1.95+       3.21+         17
-----------------------------------------------------------------------------------------------------------

MICHIGAN FUND
-------------
Class A
-------
1997              $13.06      9.37      $39,581         .87        4.80        1.12        4.55          32
1998               13.09      5.60       39,061         .89        4.51        1.13        4.27          20
1999               12.16     (2.63)      36,506         .87        4.74        1.12        4.49          21
2000               12.73     10.96       36,367         .87        4.94        1.12        4.69          23
2001               12.62      3.89       38,797         .86        2.49        1.16        2.19          22
2002(a)            12.96      4.91       41,470         .92+       4.35+       1.17+       4.10+          6

Class B
-------
1997               13.05      8.54        1,018        1.67        4.00        1.92        3.75          32
1998               13.08      4.73        1,032        1.69        3.71        1.93        3.47          20
1999               12.16     (3.34)         895        1.67        3.94        1.92        3.69          21
2000               12.72     10.03        1,088        1.67        4.14        1.92        3.89          23
2001               12.61      3.12        1,448        1.61        1.74        1.91        1.44          22
2002(a)            12.94      4.44        1,593        1.67+       3.60+       1.92+       3.35+          6
-----------------------------------------------------------------------------------------------------------

MINNESOTA FUND
--------------
Class A
-------
1997              $11.63      8.57      $ 8,231         .50        5.27        1.21        4.56          15
1998               11.75      6.23        8,346         .50        5.08        1.23        4.35          22
1999               10.98     (1.65)       8,363         .50        5.26        1.25        4.51          23
2000               11.57     11.08        8,606         .50        5.21        1.15        4.56          32
2001               11.52      4.47       10,321         .50        4.77        1.15        4.12          27
2002(a)            11.81      4.88       11,239         .60+       4.56+       1.33+       3.83+         15

Class B
-------
1997               11.63      7.71           44        1.30        4.47        2.01        3.76          15
1998               11.75      5.37           47        1.30        4.28        2.03        3.55          22
1999               10.98     (2.46)          83        1.30        4.46        2.05        3.71          23
2000               11.57     10.24           96        1.30        4.41        1.95        3.76          32
2001               11.52      3.72          234        1.25        4.02        1.90        3.37          27
2002(a)            11.81      4.47          349        1.35+       3.81+       2.08+       3.08+         15
-----------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                            P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                             Income from Investment Operations           from
              Net Asset  -------------------------------------  ----------------------
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1997            $12.29       $.638         $ .490      $1.128       $.638        $ --          $.638
1998             12.78        .634           .188        .822        .632          --           .632
1999             12.97        .650          (.904)      (.254)       .626          --           .626
2000             12.09        .618           .814       1.432        .642          --           .642
2001             12.88        .604          (.073)       .531        .601          --           .601
2002(a)          12.81        .283           .412        .695        .285          --           .285

Class B
-------
1997             12.29        .537           .494       1.031        .541          --           .541
1998             12.78        .528           .187        .715        .525          --           .525
1999             12.97        .553          (.905)      (.352)       .518          --           .518
2000             12.10        .520           .812       1.332        .552          --           .552
2001             12.88        .503          (.068)       .435        .505          --           .505
2002(a)          12.81        .236           .411        .647        .237          --           .237
-----------------------------------------------------------------------------------------------------

NEW JERSEY FUND
---------------
Class A
-------
1997            $12.99       $.630         $ .427      $1.057       $.629       $.118          $.747
1998             13.30        .606           .153        .759        .607        .142           .749
1999             13.31        .653          (.919)      (.266)       .594          --           .594
2000             12.45        .609           .650       1.259        .629          --           .629
2001             13.08        .588          (.061)       .527        .610        .037           .647
2002(a)          12.96        .270           .363        .633        .283          --           .283

Class B
-------
1997             12.97        .525           .433        .958        .530        .118           .648
1998             13.28        .498           .153        .651        .499        .142           .641
1999             13.29        .537          (.909)      (.372)       .488          --           .488
2000             12.43        .504           .649       1.153        .533          --           .533
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002(a)          12.93        .223           .352        .575        .235          --           .235
-----------------------------------------------------------------------------------------------------

NORTH CAROLINA FUND
-------------------
Class A
-------
1997            $12.13       $.597         $ .530      $1.127       $.597        $ --          $.597
1998             12.66        .593           .239        .832        .592          --           .592
1999             12.90        .606          (.900)      (.294)       .596          --           .596
2000             12.01        .595           .859       1.454        .604          --           .604
2001             12.86        .583          (.082)       .501        .581          --           .581
2002(a)          12.78        .275           .420        .695        .275          --           .275

Class B
-------
1997             12.13        .497           .534       1.031        .501          --           .501
1998             12.66        .491           .233        .724        .484          --           .484
1999             12.90        .490          (.891)      (.401)       .489          --           .489
2000             12.01        .497           .867       1.364        .504          --           .504
2001             12.87        .486          (.083)       .403        .483          --           .483
2002(a)          12.79        .227           .420        .647        .227          --           .227
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
                  ------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in thousands)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1997              $12.78      9.44      $ 1,798         .40        5.13        1.46        4.07          12
1998               12.97      6.59        2,087         .40        4.97        1.30        4.07          17
1999               12.09     (2.02)       2,471         .47        5.20        1.50        4.17          66
2000               12.88     12.21        3,344         .50        5.04        1.39        4.15          35
2001               12.81      4.17        4,585         .50        4.65        1.16        3.99          29
2002(a)            13.22      5.47        5,478         .60+       4.37+       1.43+       3.54+         25

Class B
-------
1997               12.78      8.60          117        1.20        4.33        2.26        3.27          12
1998               12.97      5.71          172        1.20        4.17        2.10        3.27          17
1999               12.10     (2.78)         210        1.27        4.40        2.30        3.37          66
2000               12.88     11.30          251        1.30        4.24        2.19        3.35          35
2001               12.81      3.40          719        1.25        3.90        1.91        3.24          29
2002(a)            13.22      5.09        1,461        1.35+       3.62+       2.18+       2.79+         25
-----------------------------------------------------------------------------------------------------------

NEW JERSEY FUND
---------------
Class A
-------
1997              $13.30      8.36      $59,243         .96        4.81        1.11        4.66          22
1998               13.31      5.84       60,585         .97        4.53        1.11        4.39          27
1999               12.45     (2.05)      52,846         .97        5.02        1.12        4.87          52
2000               13.08     10.41       54,051         .97        4.80        1.12        4.65          41
2001               12.96      4.06       60,321         .96        4.47        1.16        4.27          37
2002(a)            13.31      4.93       63,690         .98+       4.12+       1.18+       3.92+         28

Class B
-------
1997               13.28      7.56        2,011        1.76        4.01        1.91        3.86          22
1998               13.29      5.00        2,562        1.77        3.73        1.91        3.59          27
1999               12.43     (2.85)       3,338        1.77        4.22        1.92        4.07          52
2000               13.05      9.51        3,799        1.77        4.00        1.92        3.85          41
2001               12.93      3.32        4,706        1.71        3.72        1.91        3.52          37
2002(a)            13.27      4.48        5,775        1.73+       3.37+       1.93+       3.17+         28
-----------------------------------------------------------------------------------------------------------

NORTH CAROLINA
--------------
Class A
-------
1997              $12.66      9.56      $ 6,697         .40        4.87        1.23        4.04          30
1998               12.90      6.72        8,297         .40        4.68        1.13        3.95          54
1999               12.01     (2.35)       8,978         .48        4.84        1.24        4.08          47
2000               12.86     12.45       10,723         .50        4.86        1.13        4.23          42
2001               12.78      3.94       13,316         .65        4.50        1.20        3.95          51
2002(a)            13.20      5.48       16,576         .75+       4.28+       1.29+       3.74+         13

Class B
-------
1997               12.66      8.71          185        1.20        4.07        2.03        3.24          30
1998               12.90      5.83          246        1.20        3.88        1.93        3.15          54
1999               12.01     (3.18)         596        1.28        4.04        2.04        3.28          47
2000               12.87     11.63        1,566        1.30        4.06        1.93        3.43          42
2001               12.79      3.15        1,839        1.40        3.75        1.95        3.20          51
2002(a)            13.21      5.09        2,259        1.50+       3.53+       2.04+       2.99+         13
-----------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                            P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                             Income from Investment Operations           from
              Net Asset  -------------------------------------  ----------------------
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1997            $12.35       $.607         $ .430      $1.037       $.606       $.071          $.677
1998             12.71        .614           .040        .654        .597        .067           .664
1999             12.70        .636          (.853)      (.217)       .603          --           .603
2000             11.88        .594           .710       1.304        .636        .088           .724
2001             12.46        .567          (.067)       .500        .575        .105           .680
2002(a)          12.28        .270           .433        .703        .263          --           .263

Class B
-------
1997             12.35        .507           .424        .931        .510        .071           .581
1998             12.70        .495           .061        .556        .489        .067           .556
1999             12.70        .529          (.850)      (.321)       .499          --           .499
2000             11.88        .495           .723       1.218        .540        .088           .628
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002(a)          12.29        .224           .431        .655        .215          --           .215
-----------------------------------------------------------------------------------------------------

OREGON FUND
-----------
Class A
-------
1997            $12.00       $.582         $ .582      $1.164       $.584        $ --          $.584
1998             12.58        .582           .191        .773        .583          --           .583
1999             12.77        .585          (.828)      (.243)       .577          --           .577
2000             11.95        .593           .689       1.282        .602          --           .602
2001             12.63        .573          (.067)       .506        .566          --           .566
2002(a)          12.57        .272           .362        .634        .274          --           .274

Class B
-------
1997             11.99        .485           .573       1.058        .488          --           .488
1998             12.56        .480           .204        .684        .484          --           .484
1999             12.76        .489          (.846)      (.357)       .473          --           .473
2000             11.93        .497           .688       1.185        .505          --           .505
2001             12.61        .477          (.057)       .420        .470          --           .470
2002(a)          12.56        .223           .363        .586        .226          --           .226
-----------------------------------------------------------------------------------------------------

PENNSYLVANIA FUND
-----------------
Class A
-------
1997            $12.91       $.624         $ .523      $1.147       $.624       $.153          $.777
1998             13.28        .642           .038        .680        .605        .095           .700
1999             13.26        .606          (.893)      (.287)       .613          --           .613
2000             12.36        .615           .740       1.355        .631        .114           .745
2001             12.97        .577          (.002)       .575        .591        .074           .665
2002(a)          12.88        .273           .416        .689        .269          --           .269

Class B
-------
1997             12.91        .526           .510       1.036        .523        .153           .676
1998             13.27        .533           .039        .572        .497        .095           .592
1999             13.25        .498          (.890)      (.392)       .508          --           .508
2000             12.35        .529           .728       1.257        .533        .114           .647
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002(a)          12.86        .224           .427        .651        .221          --           .221
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
                  ------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in thousands)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1997              $12.71      8.64      $19,308         .80        4.88        1.18        4.50          25
1998               12.70      5.26       19,767         .80        4.83        1.19        4.44          34
1999               11.88     (1.77)      18,574         .80        5.15        1.17        4.78          48
2000               12.46     11.32       19,327         .80        4.92        1.15        4.57          35
2001               12.28      4.05       19,996         .80        4.51        1.18        4.13          40
2002(a)            12.72      5.78       21,172         .75+       4.33+       1.22+       3.86+         16

Class B
-------
1997               12.70      7.73          335        1.60        4.08        1.98        3.70          25
1998               12.70      4.46          403        1.60        4.03        1.99        3.64          34
1999               11.88     (2.59)         640        1.60        4.35        1.97        3.98          48
2000               12.47     10.53          972        1.60        4.12        1.95        3.77          35
2001               12.29      3.26        1,444        1.55        3.76        1.93        3.38          40
2002(a)            12.73      5.37        1,709        1.50+       3.58+       1.97+       3.11+         16
-----------------------------------------------------------------------------------------------------------

OREGON FUND
-----------
Class A
-------
1997              $12.58      9.97      $11,800         .50        4.78        1.20        4.08          32
1998               12.77      6.29       13,038         .50        4.62        1.20        3.92          27
1999               11.95     (1.95)      12,389         .50        4.72        1.21        4.01          33
2000               12.63     11.04       15,145         .60        4.89        1.22        4.27          37
2001               12.57      4.05       17,341         .65        4.50        1.20        3.95          37
2002(a)            12.93      5.09       19,488         .75+       4.30+       1.23+       3.82+         16

Class B
-------
1997               12.56      9.03          752        1.30        3.98        2.00        3.28          32
1998               12.76      5.55        1,040        1.30        3.82        2.00        3.12          27
1999               11.93     (2.85)       1,096        1.30        3.92        2.01        3.21          33
2000               12.61     10.18        1,226        1.40        4.09        2.02        3.47          37
2001               12.56      3.35        1,584        1.40        3.75        1.95        3.20          37
2002(a)            12.92      4.70        2,159        1.50+       3.55+       1.98+       3.07+         16
-----------------------------------------------------------------------------------------------------------

PENNSYLVANIA FUND
-----------------
Class A
-------
1997              $13.28      9.14      $42,223         .85        4.79        1.10        4.54          37
1998               13.26      5.23       40,774         .86        4.81        1.10        4.57          26
1999               12.36     (2.24)      36,737         .86        4.69        1.11        4.44          36
2000               12.97     11.29       37,012         .87        4.88        1.12        4.63          40
2001               12.88      4.47       39,649         .86        4.39        1.16        4.09          35
2002(a)            13.30      5.39       42,921         .92+       4.18+       1.17+       3.93+         22

Class B
-------
1997               13.27      8.23        1,739        1.65        3.99        1.90        3.74          37
1998               13.25      4.39        2,048        1.66        4.01        1.90        3.77          26
1999               12.35     (3.03)       1,936        1.66        3.89        1.91        3.64          36
2000               12.96     10.44        1,235        1.67        4.08        1.92        3.83          40
2001               12.86      3.64        2,562        1.61        3.64        1.91        3.34          35
2002(a)            13.29      5.10        2,743        1.67+       3.43+       1.92+       3.18+         22
-----------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                            P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                             Income from Investment Operations           from
              Net Asset  -------------------------------------  ----------------------
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------

VIRGINIA FUND
-------------
Class A
-------
1997            $12.75       $.615         $ .504      $1.119       $.617       $.032          $.649
1998             13.22        .612           .123        .735        .603        .092           .695
1999             13.26        .629          (.967)      (.338)       .612          --           .612
2000             12.31        .628           .745       1.373        .636        .047           .683
2001             13.00        .579          (.059)       .520        .598        .062           .660
2002(a)          12.86        .272           .386        .658        .268          --           .268

Class B
-------
1997             12.74        .513           .505       1.018        .516        .032           .548
1998             13.21        .505           .112        .617        .495        .092           .587
1999             13.24        .537          (.982)      (.445)       .505          --           .505
2000             12.29        .538           .739       1.277        .540        .047           .587
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002(a)          12.84        .221           .379        .600        .220          --           .220
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets++       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
                  ------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in thousands)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------

VIRGINIA FUND
-------------
Class A
-------
1997              $13.22      9.03      $22,136         .80        4.78        1.16        4.42          10
1998               13.26      5.69       23,423         .80        4.62        1.14        4.28          26
1999               12.31     (2.62)      21,008         .80        4.90        1.17        4.53          36
2000               13.00     11.46       23,606         .80        5.01        1.15        4.66          34
2001               12.86      4.04       32,580         .80        4.44        1.17        4.07          36
2002(a)            13.25      5.16       35,839         .85+       4.20+       1.20+       3.85+         30

Class B
-------
1997               13.21      8.19        1,390        1.60        3.98        1.96        3.62          10
1998               13.24      4.76        1,484        1.60        3.82        1.94        3.48          26
1999               12.29     (3.44)       1,059        1.60        4.10        1.97        3.73          36
2000               12.98     10.64          899        1.60        4.21        1.95        3.86          34
2001               12.84      3.29        1,465        1.55        3.69        1.92        3.32          36
2002(a)            13.22      4.70        1,737        1.60+       3.45+       1.95+       3.10+         30
-----------------------------------------------------------------------------------------------------------

(a) For the period January 1, 2002 to June 30, 2002

  * Calculated without sales charges

 ** Prior to December 18, 2000, known as Executive Investors Insured Tax
    Exempt Fund

*** For the period December 18, 2000 (date Class B shares were first offered) to December 31, 2000

  + Annualized

 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)


See notes to financial statements





Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2002, the related statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, at June 30, 2002, and the results of their operations, changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                    Tait, Weller & Baker

Philadelphia, Pennsylvania
August 1, 2002





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FIRST INVESTORS TAX EXEMPT FUNDS

Directors/Trustees
------------------------------------

James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
------------------------------------

Kathryn S. Head
President

Clark D. Wagner
Vice President
(All Funds except Tax-Exempt Money Market Fund)

Michael J. O'Keefe
Vice President
(Tax-Exempt Money Market Fund only)

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary





FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
------------------------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or to achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.


This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.





NOTES





NOTES





NOTES





NOTES





NOTES





NOTES